THE PARKSTONE GROUP OF FUNDS
                                  ANNUAL REPORT

                                  MAY 31, 2000

                                 PARKSTONE FUNDS
                          ANNUAL REPORT -- MAY 31, 2000
================================================================================

INTERNATIONAL DISCOVERY FUND

SMALL CAPITALIZATION FUND

EQUITY INCOME FUND

BALANCED ALLOCATION FUND

BOND FUND

INTERMEDIATE GOVERNMENT OBLIGATIONS FUND

LIMITED MATURITY BOND FUND

NATIONAL TAX EXEMPT BONDFUND

PRIME OBLIGATIONS FUND

TAX-FREE FUND

U.S. GOVERNMENT OBLIGATIONS FUND


TABLE OF CONTENTS

Financial Highlights ...................................................   2
Statements of Net Assets ...............................................  35
Statements of Operations ...............................................  68
Statements of Changes in Net Assets ....................................  70

Notes to Financial Statements ..........................................  75

Report of Independent Auditors .........................................  87

Results of Proxy Voting ................................................  88

-------------------------------------------------------------------------------
                NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE
-------------------------------------------------------------------------------
   National City Investment Management Company serves as investment adviser to Parkstone Funds for which it receives an investment advisory fee. Parkstone Funds are distributed by SEI Investments Distribution Co. (SIDC), Oaks, PA 19456. SIDC is not affiliated with IMC and is not a bank. Mutual Funds involve risks including possible loss of principal. Performance figures quoted herein may be lower due to recent market volatility. For more complete information about Parkstone Funds, including charges and expenses, please contact your investment specialist or call 1-800-451-8377 for a prospectus. Read it carefully before you invest or send money.

   AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MONEY MARKET FUND(S) SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND(S).
-------------------------------------------------------------------------------
   ON JUNE 16, 2000, THE PARKSTONE GROUP OF FUNDS COMPLETED THEIR REORGANIZATION. THESE FUNDS MERGED INTO CORRESPONDING ARMADA FUNDS AND NO LONGER EXIST.

                                 Parkstone Funds
                              Financial Statements

                         FOR THE YEAR ENDED MAY 31, 2000

                              FINANCIAL HIGHLIGHTS
                     PARKSTONE INTERNATIONAL DISCOVERY FUND
================================================================================

                                                                            INTERNATIONAL DISCOVERY FUND
                                              --------------------------------------------------------------------------------------
                                                       YEAR ENDED MAY 31, 2000                      YEAR ENDED MAY 31, 1999
                                              --------------------------------------------------------------------------------------

                                               INVESTOR A     INVESTOR B   INSTITUTIONAL     INVESTOR A   INVESTOR B   INSTITUTIONAL
                                              ------------   ------------  --------------   ------------ ------------ --------------
Net Asset Value, Beginning of Period ........   $  14.81       $  14.20       $  15.03         $ 16.51      $15.98       $  16.70
                                                --------       --------       --------         -------      ------       --------
INVESTMENT ACTIVITIES
   Net investment loss ......................      (0.08)         (0.20)         (0.04)          (0.15)      (0.27)         (0.10)
   Net realized and unrealized
     gains (losses) on investments
     and foreign currencies .................       5.42           5.14           5.42           (0.68)      (0.64)         (0.70)
                                                --------       --------       --------         -------      ------       --------
       Total from Investment Activities .....       5.34           4.94           5.38           (0.83)      (0.91)         (0.80)
                                                --------       --------       --------         -------      ------       --------
DISTRIBUTIONS
   Net realized gains .......................      (4.08)         (4.08)         (4.08)          (0.87)      (0.87)         (0.87)
                                                --------       --------       --------         -------      ------       --------
       Total Distributions ..................      (4.08)         (4.08)         (4.08)          (0.87)      (0.87)         (0.87)
                                                --------       --------       --------         -------      ------       --------
   Net Asset Value, End of Period ...........   $  16.07       $  15.06       $  16.33         $ 14.81      $14.20       $  15.03
                                                =========      =========      ========         =======      ======       ========
TOTAL RETURN (EXCLUDES SALES AND

    REDEMPTION CHARGES) .....................      35.68%         34.32%         35.43%          (5.20)%     (5.89)%        (4.94)%

RATIOS/SUPPLEMENTARY DATA:

Net Assets at end of period (000) ...........   $ 22,589       $  7,477       $281,145         $24,914      $7,604       $267,764
Ratio of expenses to average net assets .....       1.77%          2.52%          1.52%           1.82%       2.57%          1.57%
Ratio of net investment loss to
    average net assets ......................      (0.50)%        (1.25)%        (0.25)%         (0.45)%     (1.21)%        (0.20)%
Portfolio turnover ..........................     132.50%        132.50%        132.50%          84.66%      84.66%         84.66%

                             See Accompanying Notes
                                        2

                              FINANCIAL HIGHLIGHTS
                     PARKSTONE INTERNATIONAL DISCOVERY FUND
================================================================================

                                                                    INTERNATIONAL DISCOVERY FUND
                                 ---------------------------------------------------------------------------------------------------
                                         ELEVEN MONTHS ENDED MAY 31, 1998                    YEAR ENDED JUNE 30, 1997
                                 ---------------------------------------------------------------------------------------------------

                                 INVESTOR A  INVESTOR B   INVESTOR C INSTITUTIONAL INVESTOR A  INVESTOR B  INVESTOR C  INSTITUTIONAL
                                 ----------  ----------   ---------- ------------- ----------  ----------  ----------  -------------
Net Asset Value,
    Beginning of Period .........  $ 16.25    $ 15.85       $16.21     $  16.41     $ 14.01     $ 13.77      $14.08      $  14.11
                                   -------    -------       ------     --------     -------     -------      ------      --------
INVESTMENT ACTIVITIES
   Net investment loss ..........    (0.09)     (0.19)       (0.17)       (0.04)      (0.07)      (0.16)      (0.15)        (0.05)
   Net realized and unrealized
     gains on investments and
     foreign currencies .........     0.86       0.83         0.83         0.84        2.31        2.24        2.28          2.35
                                   -------    -------       ------     --------     -------     -------      ------      --------
   Total from Investment
     Activities .................     0.77       0.64         0.66         0.80        2.24        2.08        2.13          2.30
                                   -------    -------       ------     --------     -------     -------      ------      --------
DISTRIBUTIONS
   Net realized gains ...........    (0.51)     (0.51)       (0.51)       (0.51)         --          --          --            --
                                   -------    -------       ------     --------     -------     -------      ------      --------
    Total Distributions .........    (0.51)     (0.51)       (0.51)       (0.51)         --          --          --            --
                                   -------    -------       ------     --------     -------     -------      ------      --------
Net Asset Value,
    End of Period ...............  $ 16.51    $ 15.98       $16.36     $  16.70     $ 16.25     $ 15.85      $16.21      $  16.41
                                   =======    =======       ======     ========     =======     =======      ======      ========
TOTAL RETURN (EXCLUDES SALES
   AND REDEMPTION CHARGES) ......     5.17%(a)   4.47%(a)     4.49%(a)     5.31%(a)   15.99%      15.11%      15.13%        16.34%

RATIOS/SUPPLEMENTARY DATA:

Net Assets at end of
   period (000) .................  $43,268    $12,840       $1,026     $427,922     $48,557     $13,516      $  875      $426,111
Ratio of expenses to average
   net assets ...................     1.82%(b)   2.56%(b)     2.56%(b)     1.56%(b)    1.80%       2.55%       2.56%         1.55%
Ratio of net investment
   loss to average net assets ...    (0.75)%(b) (1.49)%(b)   (1.48)%(b)   (0.47)%(b)  (0.54)%     (1.29)%     (1.28)%       (0.29)%
Portfolio turnover ..............    34.15%     34.15%       34.15%       34.15%      45.18%      45.18%      45.18%        45.18%


(A) NOT ANNUALIZED.
(B) ANNUALIZED.

                             See Accompanying Notes
                                        3

                              FINANCIAL HIGHLIGHTS
                     PARKSTONE INTERNATIONAL DISCOVERY FUND
================================================================================

                                                                    INTERNATIONAL DISCOVERY FUND
                                  --------------------------------------------------------------------------------------------------
                                              YEAR ENDED JUNE 30, 1996                        YEAR ENDED JUNE 30, 1995
                                  ---------------------------------------------- ---------------------------------------------------

                                  INVESTOR A INVESTOR B INVESTOR C INSTITUTIONAL  INVESTOR A INVESTOR B INVESTOR C (A) INSTITUTIONAL
                                  ---------- ---------- ---------- -------------  ---------- ---------- -------------  -------------
Net Asset Value,
    Beginning of Period .........  $ 12.23     $12.15     $12.42     $  12.33      $ 13.18    $ 13.21       $12.97        $  13.24
                                   -------     ------     ------     --------      -------    -------       ------        --------
INVESTMENT ACTIVITIES
   Net investment income (loss) .    (0.02)     (0.08)     (0.10)        0.02         0.03      (0.04)        0.03            0.04
   Net realized and unrealized gains
     (losses) on investments
     and foreign currencies .....     1.81       1.70       1.79         1.80        (0.36)     (0.40)        0.04           (0.33)
                                   -------     ------     ------     --------      -------    -------       ------        --------
   Total from Investment
     Activities .................     1.79       1.62       1.69         1.82        (0.33)     (0.44)        0.07           (0.29)
                                   -------     ------     ------     --------      -------    -------       ------        --------

DISTRIBUTIONS
   Net investment income ........       --         --         --        (0.02)          --         --           --              --
   Net realized gains ...........    (0.01)        --      (0.03)       (0.02)       (0.62)     (0.62)       (0.62)          (0.62)
                                   -------     ------     ------     --------      -------    -------       ------        --------
    Total Distributions .........    (0.01)        --      (0.03)       (0.04)       (0.62)     (0.62)       (0.62)          (0.62)
                                   -------     ------     ------     --------      -------    -------       ------        --------
Net Asset Value,
    End of Period ...............  $ 14.01     $13.77     $14.08     $  14.11      $ 12.23    $ 12.15       $12.42        $  12.33
                                   =======     ======     ======     ========      =======    =======       ======        ========
TOTAL RETURN (EXCLUDES SALES
   AND REDEMPTION CHARGES) ......    14.65%     13.33%     13.62%       14.76%       (2.19)%    (3.03)%      (1.15)%(c)      (1.86)%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of
   period (000) .................  $39,575     $9,489     $  474     $364,095      $34,228    $ 5,469       $   82        $264,759
Ratio of expenses to average
   net assets ...................     1.80%      2.55%      2.50%        1.55%        1.78%      2.57%        2.32%(b)        1.56%
Ratio of net investment income
   (loss) to average net assets .    (0.11)%    (0.86)%    (0.84)%       0.12%        0.08%     (0.49)%       1.74%(b)        0.31%
Ratio of expenses to average
   net assets* ..................     1.88%      2.63%      2.62%        1.55%        1.91%      2.92%        3.27%(b)        1.59%
Portfolio turnover ..............    54.47%     54.47%     54.47%       54.47%      104.39%    104.39%      104.39%         104.39%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
(A) PERIOD FROM NOVEMBER 16, 1994 (COMMENCEMENT OF OFFERING OF INVESTOR C SHARES) TO JUNE 30, 1995.
(B) ANNUALIZED.
(C) REPRESENTS TOTAL RETURN FOR THE INSTITUTIONAL SHARES FOR THE PERIOD FROM JULY 1, 1994 TO NOVEMBER 15, 1994 PLUS THE TOTAL RETURN FOR THE INVESTOR C SHARES FOR THE PERIOD FROM NOVEMBER 16, 1994 TO JUNE 30, 1995.

                             See Accompanying Notes
                                        4

                              FINANCIAL HIGHLIGHTS
                       PARKSTONE SMALL CAPITALIZATION FUND
================================================================================

                                                                         SMALL CAPITALIZATION FUND
                                            -----------------------------------------------------------------------------------
                                                     YEAR ENDED MAY 31, 2000                      YEAR ENDED MAY 31, 1999
                                            -----------------------------------------   ---------------------------------------
                                            INVESTOR A     INVESTOR B   INSTITUTIONAL   INVESTOR A   INVESTOR B   INSTITUTIONAL
                                            ----------     ----------   -------------   -----------  ----------   -------------
Net Asset Value, Beginning of Period ......  $  18.49       $  17.78      $  18.89        $ 25.72       $ 25.02      $  26.15
                                             --------       --------      --------        -------       -------      --------
INVESTMENT ACTIVITIES
   Net investment loss ....................     (0.23)*        (0.39)*       (0.17)*        (0.34)        (0.50)        (0.23)
   Net realized and unrealized
     gains (losses) on investments ........      8.59           8.27          8.76          (4.36)        (4.21)        (4.50)
                                             --------       --------      --------        -------       -------      --------
       Total from Investment Activities ...      8.36           7.88          8.59          (4.70)        (4.71)        (4.73)
                                             --------       --------      --------        -------       -------      --------
DISTRIBUTIONS
   Net realized gains .....................     (1.60)         (1.60)        (1.60)         (2.53)        (2.53)        (2.53)
                                             --------       --------      --------        -------       -------      --------
       Total Distributions ................     (1.60)         (1.60)        (1.60)         (2.53)        (2.53)        (2.53)
                                             --------       --------      --------        -------       -------      --------
   Net Asset Value, End of Period .........  $  25.25       $  24.06      $  25.88        $ 18.49       $ 17.78      $  18.89
                                             ========       ========      ========        =======       =======      ========
TOTAL RETURN (EXCLUDES SALES AND
    REDEMPTION CHARGES) ...................     45.63%         44.74%        45.89%        (18.92)%      (19.52)%      (18.71)%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) .........  $ 43,308       $ 18,454      $194,798        $57,813       $18,736      $226,139
Ratio of expenses to average net assets ...      1.58%          2.33%         1.33%          1.61%         2.37%         1.36%
Ratio of net investment loss to
    average net assets ....................     (0.93)%        (1.68)%       (0.68)%        (1.07)%       (1.82)%       (0.82)%
Portfolio turnover ........................     65.38%         65.38%        65.38%         99.86%        99.86%        99.86%


* CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

                             See Accompanying Notes
                                        5

                              FINANCIAL HIGHLIGHTS
                       PARKSTONE SMALL CAPITALIZATION FUND
================================================================================

                                                                       SMALL CAPITALIZATION FUND
                                 ---------------------------------------------------------------------------------------------------
                                         ELEVEN MONTHS ENDED MAY 31, 1998                      YEAR ENDED JUNE 30, 1997
                                 -------------------------------------------------   -----------------------------------------------

                                 INVESTOR A  INVESTOR B  INVESTOR C  INSTITUTIONAL   INVESTOR A  INVESTOR B INVESTOR C INSTITUTIONAL
                                 ----------  ----------  ----------  -------------   ----------  ---------- ---------- -------------
Net Asset Value,
    Beginning of Period ........  $  27.55    $ 26.99     $ 27.05     $  27.91        $  34.17    $ 33.78    $ 33.83     $  34.50
                                  --------    -------     -------     --------        --------    -------    -------     --------

INVESTMENT ACTIVITIES
   Net investment loss .........     (0.35)     (0.53)      (0.49)       (0.27)          (0.29)     (0.41)     (0.34)       (0.22)
   Net realized and unrealized
     losses on investments .....     (0.18)     (0.14)      (0.18)       (0.19)          (1.08)     (1.13)     (1.19)       (1.12)
                                  --------    -------     -------     --------        --------    -------    -------     --------

   Total from Investment
     Activities ................     (0.53)     (0.67)      (0.67)       (0.46)          (1.37)     (1.54)     (1.53)       (1.34)
                                  --------    -------     -------     --------        --------    -------    -------     --------

DISTRIBUTIONS
   Net realized gains ..........     (1.30)     (1.30)      (1.30)       (1.30)          (5.25)     (5.25)     (5.25)       (5.25)
                                  --------    -------     -------     --------        --------    -------    -------     --------
    Total Distributions ........     (1.30)     (1.30)      (1.30)       (1.30)          (5.25)     (5.25)     (5.25)       (5.25)
                                  --------    -------     -------     --------        --------    -------    -------     --------
Net Asset Value,
    End of Period ..............  $  25.72    $ 25.02     $ 25.08     $  26.15        $  27.55    $ 26.99    $ 27.05     $  27.91
                                  ========    =======     =======     ========        ========    =======    =======     ========
TOTAL RETURN (EXCLUDES SALES
   AND REDEMPTION CHARGES) .....     (1.90)%(a) (2.47)%(a)  (2.43)%(a)   (1.62)%(a)      (4.53)%    (5.13)%    (5.08)%      (4.39)%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of
   period (000) ................  $163,178    $41,399     $14,747     $527,805        $188,645    $46,895    $14,962     $602,787
Ratio of expenses to average
   net assets ..................      1.60%(b)   2.35%(b)    2.35%(b)     1.35%(b)        1.57%      2.32%      2.32%        1.32%
Ratio of net investment
   loss to average net assets ..     (1.23)%(b) (1.99)%(b)  (1.99)%(b)   (0.99)%(b)      (1.19)%    (1.94)%    (1.94)%      (0.94)%
Portfolio turnover .............     46.17%     46.17%      46.17%       46.17%          48.45%     48.45%     48.45%       48.45%

(A) NOT ANNUALIZED.
(B) ANNUALIZED.

                             See Accompanying Notes
                                        6

                              FINANCIAL HIGHLIGHTS
                       PARKSTONE SMALL CAPITALIZATION FUND
================================================================================

                                                                    SMALL CAPITALIZATION FUND
                                ----------------------------------------------------------------------------------------------------
                                            YEAR ENDED JUNE 30, 1996                         YEAR ENDED JUNE 30, 1995
                                ------------------------------------------------  --------------------------------------------------
                                INVESTOR A INVESTOR B  INVESTOR C  INSTITUTIONAL  INVESTOR A INVESTOR B  INVESTOR C(A) INSTITUTIONAL
                                ---------- ----------  ----------  -------------  ---------- ----------  ------------- -------------
Net Asset Value,
    Beginning of Period .......  $  25.88    $ 25.79      $25.91      $  26.08      $ 19.75    $19.83       $24.17       $  19.83
                                 --------    -------     -------      --------      -------    ------       ------       --------

INVESTMENT ACTIVITIES
   Net investment loss ........     (0.23)     (0.39)      (0.20)        (0.27)       (0.18)    (0.19)       (0.05)         (0.25)
   Net realized and unrealized
     gains on investments .....     12.17      12.03       11.77         12.34         8.46      8.30         3.94           8.65
                                 --------    -------     -------      --------      -------    ------       ------       --------

   TOTAL FROM INVESTMENT
     ACTIVITIES ...............     11.94      11.64       11.57         12.07         8.28      8.11         3.89           8.40
                                 --------    -------     -------      --------      -------    ------       ------       --------

DISTRIBUTIONS
   Net realized gains .........     (3.65)     (3.65)      (3.65)        (3.65)       (2.15)    (2.15)       (2.15)         (2.15)
                                 --------    -------     -------      --------      -------    ------       ------       --------
    Total Distributions .......     (3.65)     (3.65)      (3.65)        (3.65)       (2.15)    (2.15)       (2.15)         (2.15)
                                 --------    -------     -------      --------      -------    ------       ------       --------
Net Asset Value,
    End of Period .............  $  34.17    $ 33.78      $33.83      $  34.50      $ 25.88    $25.79       $25.91       $  26.08
                                 ========    =======      ======      ========      =======    ======       ======       ========
TOTAL RETURN (EXCLUDES SALES
   AND REDEMPTION CHARGES) ....     49.93%     48.87%      48.32%        50.03%       44.88%    43.78%       44.37%(c)      45.32%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of
   period (000) ...............  $187,016    $30,310      $5,751      $528,866      $71,894    $9,990       $  224       $354,825
Ratio of expenses to average
   net assets .................      1.54%      2.29%       2.29%         1.29%        1.55%     2.32%        3.53%(b)       1.33%
Ratio of net investment
   loss to average net assets .     (1.18)%    (1.93)%     (1.94)%       (0.93)%      (1.27)%   (2.03)%      (3.06)%(b)     (1.06)%
Ratio of expenses to average
   net assets* ................        --         --          --            --         1.58%     2.55%        3.53%(b)       1.33%
Portfolio turnover ............     67.22%     67.22%      67.22%        67.22%       50.53%    50.53%       50.53%         50.53%


  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
(A) PERIOD FROM NOVEMBER 16, 1994 (COMMENCEMENT OF OFFERING OF INVESTOR C SHARES) TO JUNE 30, 1995.
(B) ANNUALIZED.
(C) REPRESENTS TOTAL RETURN FOR THE INSTITUTIONAL SHARES FOR THE PERIOD FROM JULY 1, 1994 TO NOVEMBER 15, 1994 PLUS THE TOTAL RETURN FOR THE INVESTOR C SHARES FOR THE PERIOD FROM NOVEMBER 16, 1994 TO JUNE 30, 1995.

                             See Accompanying Notes
                                        7

                              FINANCIAL HIGHLIGHTS
                          PARKSTONE EQUITY INCOME FUND
================================================================================

                                                                             EQUITY INCOME FUND
                                            -------------------------------------------------------------------------------------
                                                     YEAR ENDED MAY 31, 2000                      YEAR ENDED MAY 31, 1999
                                            -------------------------------------------------------------------------------------

                                            INVESTOR A     INVESTOR B   INSTITUTIONAL     INVESTOR A   INVESTOR B   INSTITUTIONAL
                                            ----------     ----------   -------------     ----------   ----------   -------------
Net Asset Value, Beginning of Period ......  $ 18.30         $ 18.15       $  18.20        $ 18.78       $ 18.68      $  18.69
                                             -------         -------       --------        -------       -------      --------
INVESTMENT ACTIVITIES
   Net investment income ..................     0.18            0.09           0.21           0.22          0.09          0.27
   Net realized and unrealized
     gains (losses) on investments ........    (2.04)          (2.04)         (2.03)          1.76          1.75          1.75
                                             -------         -------       --------        -------       -------      --------
       Total from Investment Activities ...    (1.86)          (1.95)         (1.82)          1.98          1.84          2.02
                                             -------         -------       --------        -------       -------      --------
DISTRIBUTIONS

   Net investment income ..................    (0.21)          (0.11)         (0.24)         (0.22)        (0.13)        (0.27)
   Net realized gains .....................    (6.37)          (6.37)         (6.37)         (2.24)        (2.24)        (2.24)
                                             -------         -------       --------        -------       -------      --------
       Total Distributions ................    (6.58)          (6.48)         (6.61)         (2.46)        (2.37)        (2.51)
                                             -------         -------       --------        -------       -------      --------
   Net Asset Value, End of Period .........  $  9.86         $  9.72       $   9.77        $ 18.30       $ 18.15      $  18.20
                                             =======         =======       ========        =======       =======      ========
TOTAL RETURN (EXCLUDES SALES AND
    REDEMPTION CHARGES) ...................    (9.59)%        (10.24)%        (9.35)%        12.06%        11.22%        12.40%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) .........  $42,143         $13,344       $181,444        $82,733       $22,456      $221,399
Ratio of expenses to average net assets ...     1.44%           2.19%          1.19%          1.59%         2.34%         1.34%
Ratio of net investment income to
    average net assets ....................     1.42%           0.67%          1.67%          1.23%         0.48%         1.49%
Portfolio turnover ........................    41.80%          41.80%         41.80%         51.09%        51.09%        51.09%


                             See Accompanying Notes
                                        8

                              FINANCIAL HIGHLIGHTS
                          PARKSTONE EQUITY INCOME FUND
================================================================================


                                                                         EQUITY INCOME FUND
                                ----------------------------------------------------------------------------------------------------
                                        ELEVEN MONTHS ENDED MAY 31, 1998                       YEAR ENDED JUNE 30, 1997
                               -------------------------------------------------   -------------------------------------------------
                               INVESTOR A  INVESTOR B  INVESTOR C  INSTITUTIONAL   INVESTOR A  INVESTOR B  INVESTOR C  INSTITUTIONAL
                               ----------  ----------  ----------  -------------   ----------  ----------  ----------  -------------
Net Asset Value,
    Beginning of Period ......  $  19.20    $ 19.14     $19.23       $  19.13       $ 17.31     $ 17.27      $17.36       $  17.30
                                --------    -------     ------       --------       -------     -------      ------       --------

INVESTMENT ACTIVITIES
   Net investment income .....      0.25       0.11       0.11           0.29          0.29        0.16        0.15           0.34
   Net realized and unrealized
     gains on investments ....      2.72       2.71       2.72           2.70          3.57        3.57        3.58           3.51
                                --------    -------     ------       --------       -------     -------      ------       --------
   Total from Investment
     Activities ..............      2.97       2.82       2.83           2.99          3.86        3.73        3.73           3.85
                                --------    -------     ------       --------       -------     -------      ------       --------
DISTRIBUTIONS
   Net investment income .....     (0.21)     (0.10)     (0.09)         (0.25)        (0.28)      (0.17)      (0.17)         (0.33)
   Tax return of capital .....     (3.18)     (3.18)     (3.18)         (3.18)        (1.69)      (1.69)      (1.69)         (1.69)
                                --------    -------     ------       --------       -------     -------      ------       --------
    Total Distributions ......     (3.39)     (3.28)     (3.27)         (3.43)        (1.97)      (1.86)      (1.86)         (2.02)
                                --------    -------     ------       --------       -------     -------      ------       --------
Net Asset Value,
    End of Period ............  $  18.78    $ 18.68     $18.79       $  18.69       $ 19.20     $ 19.14      $19.23       $  19.13
                                ========    =======     ======       ========       =======     =======      ======       ========
TOTAL RETURN (EXCLUDES SALES
   AND REDEMPTION CHARGES) ...     17.08%(a)  16.28%(a)  16.22%(a)      17.31%(a)     23.81%      22.96%      22.86%         23.80%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of
   period (000) ..............  $104,503    $27,767     $1,094       $281,395       $99,423     $21,038      $  778       $315,878
Ratio of expenses to average
   net assets ................       158%(b)   2.33%(b)   2.33%(b)       1.33%(b)      1.58%       2.33%       2.33%          1.33%
Ratio of net investment income
   to average net assets .....      1.39%(b)   0.64%(b)   0.63%(b)       1.65%(b)      1.62%       0.88%       0.88%          1.89%
Portfolio turnover ...........     18.62%     18.62%     18.62%         18.62%        20.14%      20.14%      20.14%         20.14%

(A) NOT ANNUALIZED.
(B) ANNUALIZED.

                             See Accompanying Notes
                                        9

                              FINANCIAL HIGHLIGHTS
                          PARKSTONE EQUITY INCOME FUND
================================================================================


                                                                        EQUITY INCOME FUND
                              ------------------------------------------------------------------------------------------------------
                                             YEAR ENDED JUNE 30, 1996                          YEAR ENDED JUNE 30, 1995
                              -------------------------------------------------  ---------------------------------------------------
                              INVESTOR A  INVESTOR B  INVESTOR C  INSTITUTIONAL  INVESTOR A  INVESTOR B  INVESTOR C(A) INSTITUTIONAL
                              ----------  ----------  ----------  -------------  ----------  ----------  ------------- -------------
Net Asset Value,
    Beginning of Period .....   $ 14.49    $ 14.47      $14.54      $   14.49      $ 13.50     $13.49      $13.38         $  13.50
                                -------    -------      ------       --------      -------     ------      ------         --------
INVESTMENT ACTIVITIES
   Net investment income ....      0.30       0.19        0.19           0.34         0.36       0.26        0.11             0.39
   Net realized and unrealized
     gains on investments ...      3.27       3.25        3.27           3.26         1.00       0.99        1.17             1.00
                                -------    -------      ------       --------      -------     ------      ------         --------
   Total from Investment
     Activities .............      3.57       3.44        3.46           3.60         1.36       1.25        1.28             1.39
                                -------    -------      ------       --------      -------     ------      ------         --------
DISTRIBUTIONS
   Net investment income ....     (0.30)     (0.19)      (0.19)         (0.34)       (0.36)     (0.26)      (0.11)           (0.39)
   In excess of net investment
       income ...............        --         --          --             --        (0.01)     (0.01)      (0.01)           (0.01)
   Net realized gains .......     (0.45)     (0.45)      (0.45)         (0.45)          --         --          --               --
                                -------    -------      ------       --------      -------     ------      ------         --------
    Total Distributions .....     (0.75)     (0.64)      (0.64)         (0.79)       (0.37)     (0.27)      (0.12)           (0.40)
                                -------    -------      ------       --------      -------     ------      ------         --------
Net Asset Value,
    End of Period ...........   $ 17.31    $ 17.27      $17.36       $  17.30      $ 14.49     $14.47      $14.54         $  14.49
                                =======    =======      ======       ========      =======     ======      ======         ========
TOTAL RETURN (EXCLUDES SALES
   AND REDEMPTION CHARGES) ..     25.05%     24.11%      24.17%         25.30%       10.32%      9.41%       9.71%(c)        10.55%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of
   period (000) .............   $82,396    $12,590      $  164       $337,318      $71,063     $7,131        $ 25         $346,164
Ratio of expenses to average
   net assets ...............      1.57%      2.32%       2.32%          1.32%        1.54%      2.32%       2.30%(b)         1.32%
Ratio of net investment income
   to average net assets ....      1.86%      1.11%       1.11%          2.11%        2.65%      1.86%       1.88%(b)         2.86%
Ratio of expenses to average
   net assets* ..............        --         --          --             --         1.57%      2.57%       2.55%(b)         1.32%
Portfolio turnover ..........     40.75%     40.75%      40.75%         40.75%       77.70%     77.70%      77.70%           77.70%


  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
(A) PERIOD FROM NOVEMBER 16, 1994 (COMMENCEMENT OF OFFERING OF INVESTOR C SHARES) TO JUNE 30, 1995.
(B) ANNUALIZED.
(C) REPRESENTS TOTAL RETURN FOR THE INSTITUTIONAL SHARES FOR THE PERIOD FROM JULY 1, 1994 TO NOVEMBER 15, 1994 PLUS THE TOTAL RETURN FOR THE INVESTOR C SHARES FOR THE PERIOD FROM NOVEMBER 16, 1994 TO JUNE 30, 1995.

                             See Accompanying Notes
                                       10

                              FINANCIAL HIGHLIGHTS
                       PARKSTONE BALANCED ALLOCATION FUND
================================================================================


                                                                              BALANCED ALLOCATION FUND
                                               ------------------------------------------------------------------------------------
                                                         YEAR ENDED MAY 31, 2000                    YEAR ENDED MAY 31, 1999
                                               ------------------------------------------------------------------------------------

                                               INVESTOR A     INVESTOR B   INSTITUTIONAL    INVESTOR A    INVESTOR B  INSTITUTIONAL
                                               ----------     ----------   -------------    ----------    ----------  -------------
Net Asset Value, Beginning of Period ....        $ 13.52        $13.52        $  13.50        $ 13.82       $13.81       $  13.80
                                                 -------        ------        --------        -------       ------       --------
INVESTMENT ACTIVITIES
   Net investment income ................           0.26          0.15            0.30           0.27         0.18           0.31
   Net realized and unrealized
     gains on investments ...............           2.18          2.18            2.18           0.07         0.07           0.07
                                                 -------        ------        --------        -------       ------       --------
       Total from Investment Activities .           2.44          2.33            2.48           0.34         0.25           0.38
                                                 -------        ------        --------        -------       ------       --------
DISTRIBUTIONS
   Net investment income ................          (0.28)        (0.17)          (0.32)         (0.27)       (0.17)         (0.31)
   Net realized gains ...................          (1.74)        (1.74)          (1.74)         (0.37)      ( 0.37)        ( 0.37)
                                                 -------        ------        --------        -------       ------       --------
       Total Distributions ..............          (2.02)        (1.91)          (2.06)         (0.64)       (0.54)         (0.68)
                                                 -------        ------        --------        -------       ------       --------
   Net Asset Value, End of Period .......        $ 13.94        $13.94        $  13.92        $ 13.52       $13.52       $  13.50
                                                 =======        ======        ========        =======       ======       ========
TOTAL RETURN (EXCLUDES SALES AND
    REDEMPTION CHARGES) .................          18.59%        17.69%          18.91%          2.47%        1.72%          2.73%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) .......        $12,708        $4,910        $129,365        $15,760       $5,723       $177,203
Ratio of expenses to average net assets .           1.41%         2.16%           1.16%          1.36%        2.11%          1.11%
Ratio of net investment income to
    average net assets ..................           1.75%         1.00%           2.00%          2.05%        1.30%          2.31%
Ratio of expenses to average net assets*            1.50%         2.25%           1.25%          1.61%        2.36%          1.36%
Portfolio turnover ......................          86.85%        86.85%          86.85%        158.56%      158.56%        158.56%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.

                             See Accompanying Notes
                                       11

                              FINANCIAL HIGHLIGHTS
                       PARKSTONE BALANCED ALLOCATION FUND
================================================================================


                                                                    BALANCED ALLOCATION FUND
                                 ------------------------------------------------------------------------------------------------
                                         ELEVEN MONTHS ENDED MAY 31, 1998                    YEAR ENDED JUNE 30, 1997
                                 -----------------------------------------------  -----------------------------------------------
                                 INVESTOR A INVESTOR B INVESTOR C  INSTITUTIONAL  INVESTOR A  INVESTOR B INVESTOR C INSTITUTIONAL
                                 ---------- ---------- ----------  -------------  ----------  ---------- ---------- -------------
Net Asset Value,
    Beginning of Period ........   $ 13.00     $13.00       $12.92     $  12.99     $ 13.37   $  13.36      $13.28     $  13.37
                                   -------     ------       ------     --------     -------    -------      ------     --------
INVESTMENT ACTIVITIES
   Net investment income .......      0.29       0.19         0.18         0.32        0.32       0.21        0.21         0.35
   Net realized and unrealized
     gains on investments ......      1.21       1.21         1.21         1.20        1.12       1.13        1.14         1.12
                                   -------     ------       ------     --------     -------    -------      ------     --------
   Total from Investment
     Activities ................      1.50       1.40         1.39         1.52        1.44       1.34        1.35         1.47
                                   -------     ------       ------     --------     -------    -------      ------     --------
DISTRIBUTIONS
   Net investment income .......     (0.32)     (0.23)       (0.23)       (0.35)      (0.33)     (0.22)      (0.23)       (0.37)
   Net realized gains ..........     (0.36)     (0.36)       (0.36)       (0.36)      (1.48)     (1.48)      (1.48)       (1.48)
                                   -------     ------       ------     --------     -------    -------      ------     --------
    Total Distributions ........     (0.68)     (0.59)       (0.59)       (0.71)      (1.81)     (1.70)      (1.71)       (1.85)
                                   -------     ------       ------     --------     -------    -------      ------     --------
Net Asset Value,
    End of Period ..............   $ 13.82     $13.81       $13.72     $  13.80     $ 13.00    $ 13.00      $12.92     $  12.99
                                   =======     ======       ======     ========     =======    =======      ======     ========
TOTAL RETURN (EXCLUDES SALES
   AND REDEMPTION CHARGES) .....     11.87%(a)  11.05%(a)    11.04%(a)    12.06%(a)   11.61%     10.82%      10.90%       11.86%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of
   period (000) ................   $19,404     $7,988       $  927     $262,533     $18,826    $ 6,299      $  795     $245,347
Ratio of expenses to average
   net assets ..................      1.36%(b)   2.11%(b)     2.11%(b)     1.12%(b)    1.36%      2.11%       2.11%        1.10%
Ratio of net investment income
   to average net assets .......      2.32%(b)   1.57%(b)     1.56%(b)     2.57%(b)    2.47%      1.73%       1.75%        2.77%
Ratio of expenses to average
   net assets* .................      1.62%(b)   2.37%(b)     2.37%(b)     1.37%(b)    1.61%      2.36%       2.36%        1.36%
Portfolio turnover .............    117.80%    117.80%      117.80%      117.80%     425.05%    425.05%     425.05%      425.05%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
(A) NOT ANNUALIZED.
(B) ANNUALIZED.

                             See Accompanying Notes
                                       12

                              FINANCIAL HIGHLIGHTS
                       PARKSTONE BALANCED ALLOCATION FUND
================================================================================


                                                                         BALANCED ALLOCATION FUND
                                  --------------------------------------------------------------------------------------------------
                                              YEAR ENDED JUNE 30, 1996                        YEAR ENDED JUNE 30, 1995
                                  --------------------------------------------------------------------------------------------------
                                  INVESTOR A INVESTOR B INVESTOR C INSTITUTIONAL INVESTOR A INVESTOR B  INVESTOR C (A) INSTITUTIONAL
                                  ---------- ---------- ---------- ------------- ---------- ----------  -------------- -------------
Net Asset Value,
    Beginning of Period .........   $ 12.19    $12.18     $12.12     $  12.19      $ 10.67    $ 10.67       $11.13        $  10.67
                                    -------    ------     ------     --------      -------    -------       ------        --------

INVESTMENT ACTIVITIES
   Net investment income ........      0.32      0.23       0.24         0.36         0.28       0.20         0.09            0.31
   Net realized and unrealized
     gains on investments .......      1.74      1.74       1.71         1.74         1.69       1.67         1.16            1.68
                                    -------    ------     ------     --------      -------    -------       ------        --------
   Total from Investment
     Activities .................      2.06      1.97       1.95         2.10         1.97       1.87         1.25            1.99
                                    -------    ------     ------     --------      -------    -------       ------        --------
DISTRIBUTIONS
   Net investment income ........     (0.31)    (0.22)     (0.22)       (0.35)       (0.29)     (0.20)       (0.10)          (0.31)
   Net realized gains ...........     (0.57)    (0.57)     (0.57)       (0.57)       (0.01)     (0.06)          --           (0.03)
   In excess of net realized gains       --        --         --           --        (0.15)     (0.10)       (0.16)          (0.13)
                                    -------    ------     ------     --------      -------    -------       ------        --------
    Total Distributions .........     (0.88)    (0.79)     (0.79)       (0.92)       (0.45)     (0.36)       (0.26)          (0.47)
                                    -------    ------     ------     --------      -------    -------       ------        --------
Net Asset Value,
    End of Period ...............   $ 13.37    $13.36     $13.28     $  13.37      $ 12.19    $ 12.18       $12.12        $  12.19
                                    =======    ======     ======     ========      =======    =======       ======        ========
TOTAL RETURN (EXCLUDES SALES
   AND REDEMPTION CHARGES) ......     17.51%    16.71%     16.61%       17.81%       18.96%     17.96%       17.53%(c)       19.22%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of
   period (000) .................   $17,097    $4,278     $  362     $113,493      $12,849    $ 1,291       $  114        $ 89,294
Ratio of expenses to average
   net assets ...................      1.41%     2.16%      2.16%        1.16%        1.47%      2.25%        2.16%(b)        1.25%
Ratio of net investment income
   to average net assets ........      2.37%     1.64%      1.65%        2.62%        2.54%      1.74%        1.65%(b)        2.75%
Ratio of expenses to average
   net assets* ..................      1.66%     2.45%      2.41%        1.41%        1.78%      2.77%        2.68%(b)        1.52%
Portfolio turnover ..............    437.90%   437.90%    437.90%      437.90%      250.66%    250.66%      250.66%         250.66%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
(A) PERIOD FROM NOVEMBER 16, 1994 (COMMENCEMENT OF OFFERING OF INVESTOR C SHARES) TO JUNE 30, 1995.
(B) ANNUALIZED.
(C) REPRESENTS TOTAL RETURN FOR THE INSTITUTIONAL SHARES FOR THE PERIOD FROM JULY 1, 1994 TO NOVEMBER 15, 1994 PLUS THE TOTAL RETURN FOR THE INVESTOR C SHARES FOR THE PERIOD FROM NOVEMBER 16, 1994 TO JUNE 30, 1995.

                             See Accompanying Notes
                                       13

                              FINANCIAL HIGHLIGHTS
                               PARKSTONE BOND FUND
================================================================================

                                                                                  BOND FUND
                                             ------------------------------------------------------------------------------------
                                                     YEAR ENDED MAY 31, 2000                      YEAR ENDED MAY 31, 1999
                                             ------------------------------------------------------------------------------------
                                             INVESTOR A     INVESTOR B   INSTITUTIONAL    INVESTOR A   INVESTOR B   INSTITUTIONAL
                                             -----------    -----------  -------------    ----------   ----------   -------------
Net Asset Value, Beginning of Perio ........   $  9.68         $ 9.69       $   9.73        $  9.99        $10.00     $   10.04
                                               -------         ------       --------        -------        ------     ---------
INVESTMENT ACTIVITIES
   Net investment income ...................      0.55           0.49           0.58           0.52          0.46          0.56
   Net realized and unrealized
     losses on investments .................     (0.55)         (0.55)         (0.55)         (0.28)        (0.29)        (0.29)
                                               -------         ------       --------        -------        ------     ---------
       Total from Investment Activities ....     (0.00)         (0.06)          0.03           0.24          0.17          0.27
                                               -------         ------       --------        -------        ------     ---------
DISTRIBUTIONS
   Net investment income ...................     (0.55)         (0.48)         (0.58)         (0.53)        (0.46)        (0.56)
   Net realized gains ......................        --             --             --          (0.02)       ( 0.02)       ( 0.02)
                                               -------         ------       --------        -------        ------     ---------
       Total Distributions .................     (0.55)         (0.48)         (0.58)         (0.55)        (0.48)        (0.58)
                                               -------         ------       --------        -------        ------     ---------
   Net Asset Value, End of Period ..........   $  9.13         $ 9.15       $   9.18        $  9.68        $ 9.69      $   9.73
                                               =======         ======       ========        =======        ======      ========
TOTAL RETURN (EXCLUDES SALES AND
    REDEMPTION CHARGES) ....................      0.05%         (0.58)%         0.35%          2.55%         1.66%         2.70%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) ..........   $10,237         $2,373       $294,308        $11,916        $4,548      $366,230
Ratio of expenses to average net assets ....      1.12%          1.87%          0.87%          1.19%         1.94%         0.94%
Ratio of net investment income to
    average net assets .....................      5.89%          5.14%          6.14%          5.29%         4.53%         5.53%
Ratio of expenses to average net assets* ...      1.14%          1.89%          0.89%          1.28%         2.03%         1.03%
Portfolio turnover .........................    154.62%        154.62%        154.62%        268.66%       268.66%       268.66%


  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.

                             See Accompanying Notes
                                       14

                              FINANCIAL HIGHLIGHTS
                               PARKSTONE BOND FUND
================================================================================

                                                                             BOND FUND
                                     -----------------------------------------------------------------------------------------------
                                         ELEVEN MONTHS ENDED MAY 31, 1998                    YEAR ENDED JUNE 30, 1997
                                     -----------------------------------------------------------------------------------------------
                                     INVESTOR A INVESTOR B INVESTOR C  INSTITUTIONAL INVESTOR A  INVESTOR B INVESTOR C INSTITUTIONAL
                                     ---------- ---------- ----------  ------------- ----------  ---------- ---------- -------------
Net Asset Value,
    Beginning of Period ...........    $  9.68    $ 9.69       $ 9.65     $   9.73     $  9.51    $  9.51      $ 9.47     $   9.56
                                       -------    ------       ------     --------     -------    -------      ------     --------

INVESTMENT ACTIVITIES
   Net investment income ..........       0.52      0.46         0.47         0.56        0.56       0.50        0.49         0.59
   Net realized and unrealized
     gains on investments .........       0.32      0.32         0.31         0.31        0.17       0.16        0.17         0.17
                                       -------    ------       ------     --------     -------    -------      ------     --------
   Total from Investment
     Activities ...................       0.84      0.78         0.78         0.87        0.73       0.66        0.66         0.76
                                       -------    ------       ------     --------     -------    -------      ------     --------
DISTRIBUTIONS
   Net investment income ..........     (0.53)     (0.47)       (0.47)       (0.56)      (0.56)     (0.48)      (0.48)       (0.59)
                                       -------    ------       ------     --------     -------    -------      ------     --------
    Total Distributions ...........     (0.53)     (0.47)       (0.47)       (0.56)      (0.56)     (0.48)      (0.48)       (0.59)
                                       -------    ------       ------     --------     -------    -------      ------     --------
Net Asset Value,
    End of Period .................    $  9.99    $10.00       $ 9.96     $  10.04     $  9.68    $  9.69      $ 9.65     $   9.73
                                       =======    ======       ======     ========     =======    =======      ======     ========
TOTAL RETURN (EXCLUDES SALES
   AND REDEMPTION CHARGES) ........       8.83%(a)  8.18%(a)     8.11%(a)     9.15%(a)    7.92%      7.09%       7.15%        8.20%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of
   period (000) ...................    $16,669    $6,423       $  595     $481,998     $19,760    $ 5,967      $  508     $492,102
Ratio of expenses to average
   net assets .....................      1.19%(b)   1.94%(b)     1.94%(b)     0.94%(b)    1.19%      1.94%       1.94%        0.94%
Ratio of net investment income
   to average net assets ..........      5.81%(b)   5.07%(b)     5.06%(b)     6.06%(b)    5.88%      5.15%       5.18%        6.13%
Ratio of expenses to average
   net assets* ....................      1.28%(b)   2.03%(b)     2.03%(b)     1.04%(b)    1.28%      2.03%       2.03%        1.03%
Portfolio turnover ................    545.68%    545.68%      545.68%      545.68%     827.00%    827.00%     827.00%      827.00%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
(A) NOT ANNUALIZED.
(B) ANNUALIZED.

                             See Accompanying Notes
                                       15

                              FINANCIAL HIGHLIGHTS
                               PARKSTONE BOND FUND
================================================================================

                                                                           BOND FUND
                                  --------------------------------------------------------------------------------------------------
                                            YEAR ENDED JUNE 30, 1996                        YEAR ENDED JUNE 30, 1995
                                  --------------------------------------------- ----------------------------------------------------
                                  INVESTOR A INVESTOR B INVESTOR C INSTITUTIONAL  INVESTOR A INVESTOR B INVESTOR C (A) INSTITUTIONAL
                                  ---------- ---------- ---------- -------------  ---------- ---------- -------------  -------------
Net Asset Value,
    Beginning of Period .........  $   9.67    $ 9.68    $  9.64     $   9.72      $  9.30    $  9.26      $ 9.02       $   9.29
                                   --------   -------    -------     --------      -------    -------      ------       --------

INVESTMENT ACTIVITIES
   Net investment income ........      0.57      0.50       0.50         0.59         0.58       0.52        0.22           0.61
   Net realized and unrealized
     gains (losses) on
     investments ................     (0.16)    (0.17)     (0.17)       (0.16)        0.38       0.42        0.62           0.43
                                   --------   -------    -------     --------      -------    -------      ------       --------
   Total from Investment
     Activities .................      0.41      0.33       0.33         0.43         0.96       0.94        0.84           1.04
                                   --------   -------    -------     --------      -------    -------      ------       --------
DISTRIBUTIONS
   Net investment income ........     (0.57)    (0.50)     (0.50)       (0.59)       (0.58)     (0.52)      (0.22)         (0.61)
   In excess of net realized gains       --        --         --           --        (0.01)        --          --             --
                                   --------   -------    -------     --------      -------    -------      ------       --------
    Total Distributions .........     (0.57)    (0.50)     (0.50)       (0.59)       (0.59)     (0.52)      (0.22)         (0.61)
                                   --------   -------    -------     --------      -------    -------      ------       --------
Net Asset Value,
    End of Period ...............  $   9.51   $  9.51    $  9.47     $   9.56      $  9.67    $  9.68      $ 9.64       $   9.72
                                   ========   =======    =======     ========      =======    =======      ======       ========
TOTAL RETURN (EXCLUDES SALES
   AND REDEMPTION CHARGES) ......      4.27%     3.46%      3.50%        4.49%       10.85%     10.62%       8.41%(c)      11.78%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of
   period (000) .................  $ 20,175   $ 4,426    $   210     $549,336      $17,572    $ 1,330      $   28       $509,189
Ratio of expenses to average
   net assets ...................      1.19%     1.94%      1.91%        0.94%        1.24%      2.03%       1.99%(b)       1.02%
Ratio of net investment income
   to average net assets ........      5.71%     4.97%      5.00%        5.96%        6.32%      5.54%       5.62%(b)       6.54%
Ratio of expenses to average
   net assets* ..................      1.28%     2.03%      2.03%        1.03%        1.39%      2.39%       2.26%(b)       1.14%
Portfolio turnover ..............   1189.27%  1189.27%   1189.27%     1189.27%     1010.64%   1010.64%    1010.64%       1010.64%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
(A) PERIOD FROM NOVEMBER 16, 1994 (COMMENCEMENT OF OFFERING OF INVESTOR C SHARES) TO JUNE 30, 1995.
(B) ANNUALIZED.
(C) REPRESENTS TOTAL RETURN FOR THE INSTITUTIONAL SHARES FOR THE PERIOD FROM JULY 1, 1994 TO NOVEMBER 15, 1994 PLUS THE TOTAL RETURN FOR THE INVESTOR C SHARES FOR THE PERIOD FROM NOVEMBER 16, 1994 TO JUNE 30, 1995.

                             See Accompanying Notes
                                       16

                              FINANCIAL HIGHLIGHTS
               PARKSTONE INTERMEDIATE GOVERNMENT OBLIGATIONS FUND
================================================================================


                                                                   INTERMEDIATE GOVERNMENT OBLIGATIONS FUND
                                               -------------------------------------------------------------------------------------
                                                       YEAR ENDED MAY 31, 2000                      YEAR ENDED MAY 31, 1999
                                               -------------------------------------------------------------------------------------
                                               INVESTOR A     INVESTOR B   INSTITUTIONAL     INVESTOR A   INVESTOR B   INSTITUTIONAL
                                               ----------     ----------   -------------     ----------   ----------   -------------

Net Asset Value, Beginning of Period .........   $ 9.77         $ 9.74       $   9.76        $  9.88        $ 9.85        $   9.88
                                                 ------         ------        -------        -------        ------        --------
INVESTMENT ACTIVITIES
   Net investment income .....................     0.50           0.45           0.53           0.48          0.40            0.50
   Net realized and unrealized
     losses on investments ...................    (0.32)         (0.33)         (0.31)         (0.11)        (0.11)          (0.12)
                                                 ------         ------        -------        -------        ------        --------
       Total from Investment Activities ......     0.18           0.12           0.22           0.37          0.29            0.38
                                                 ------         ------        -------        -------        ------        --------
DISTRIBUTIONS
   Net investment income .....................    (0.50)         (0.43)         (0.53)         (0.48)        (0.40)          (0.50)
   Tax return of capital .....................       --             --             --             --            --              --
                                                 ------         ------        -------        -------        ------        --------
       Total Distributions ...................    (0.50)         (0.43)         (0.53)         (0.48)        (0.40)          (0.50)
                                                 ------         ------        -------        -------        ------        --------
   Net Asset Value, End of Period ............   $ 9.45         $ 9.43        $  9.45        $  9.77        $ 9.74        $   9.76
                                                 ======         ======        =======        =======        ======        ========
TOTAL RETURN (EXCLUDES SALES AND
    REDEMPTION CHARGES) ......................     1.90%          1.23%          2.27%          3.83%         2.96%           4.01%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) ............   $7,743         $  552        $73,181        $10,244        $1,255        $133,678
Ratio of expenses to average net assets ......     1.21%          1.96%          0.96%          1.24%         1.99%           0.99%
Ratio of net investment income to
    average net assets .......................     5.21%          4.46%          5.46%          4.81%         4.05%           5.06%
Ratio of expenses to average net assets* .....     1.24%          1.99%          0.99%          1.33%         2.08%           1.08%
Portfolio turnover ...........................    64.66%         64.66%         64.66%         53.07%        53.07%          53.07%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.

                             See Accompanying Notes
                                       17

                              FINANCIAL HIGHLIGHTS
               PARKSTONE INTERMEDIATE GOVERNMENT OBLIGATIONS FUND
================================================================================

                                                            INTERMEDIATE GOVERNMENT OBLIGATIONS FUND
                                 ---------------------------------------------------------------------------------------------------
                                            ELEVEN MONTHS ENDED MAY 31, 1998                    YEAR ENDED JUNE 30, 1997
                                 --------------------------------------------------- -----------------------------------------------

                                 INVESTOR A  INVESTOR B   INVESTOR C  INSTITUTIONAL  INVESTOR A  INVESTOR B INVESTOR C INSTITUTIONAL
                                 ----------  ----------   ----------  -------------  ----------  ---------- ---------- -------------
Net Asset Value,
    Beginning of Period .........  $  9.73     $ 9.71       $ 9.54      $   9.73       $  9.70    $   9.67    $  9.52     $   9.71
                                   -------     ------       ------      --------       -------    --------    -------     --------

INVESTMENT ACTIVITIES
   Net investment income ........     0.49       0.43         0.40          0.52          0.52        0.45       0.45         0.55
   Net realized and unrealized
     gains on investments .......     0.16       0.15         0.18          0.16          0.04        0.03       0.02         0.03
                                   -------     ------       ------      --------       -------    --------    -------     --------
   Total from Investment
     Activities .................     0.65       0.58         0.58          0.68          0.56        0.48       0.47         0.58
                                   -------     ------       ------      --------       -------    --------    -------     --------
DISTRIBUTIONS
   Net investment income ........    (0.49)     (0.43)       (0.43)        (0.52)        (0.53)      (0.44)     (0.45)       (0.56)
   Tax return of capital ........    (0.01)     (0.01)       (0.01)        (0.01)           --          --         --           --
                                   -------     ------       ------      --------       -------    --------    -------     --------
    Total Distributions .........    (0.50)     (0.44)       (0.44)        (0.53)        (0.53)      (0.44)     (0.45)       (0.56)
                                   -------     ------       ------      --------       -------    --------    -------     --------
Net Asset Value,
    End of Period ...............  $  9.88     $ 9.85       $ 9.68      $   9.88       $  9.73    $   9.71    $  9.54     $   9.73
                                   =======     ======       ======      ========       =======    ========    =======     ========
TOTAL RETURN (EXCLUDES SALES
   AND REDEMPTION CHARGES) ......     6.78%(a)   6.07%(a)     6.19%(a)      7.03%(a)      5.91%       5.09%      5.03%        6.11%

RATIOS/SUPPLEMENTARY DATA:

Net Assets at end of
   period (000) .................  $14,461     $1,852       $  235      $171,481       $18,552    $  1,972     $   194    $187,856
Ratio of expenses to average
   net assets ...................     1.22%(b)   1.97%(b)     1.96%(b)      0.97%(b)      1.23%       1.98%       1.99%       0.98%
Ratio of net investment income
   to average net assets ........     5.42%(b)   4.67%(b)     4.67%(b)      5.67%(b)      5.41%       4.67%       4.69%       5.66%
Ratio of expenses to average
   net assets* ..................     1.31%(b)   2.06%(b)     2.05%(b)      1.06%(b)      1.32%       2.07%       2.07%       1.07%
Portfolio turnover ..............   774.28%    774.28%      774.28%       774.28%      1516.78%    1516.78%    1516.78%    1516.78%


  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
(A) NOT ANNUALIZED.
(B) ANNUALIZED.

                             See Accompanying Notes
                                       18

                              FINANCIAL HIGHLIGHTS
               PARKSTONE INTERMEDIATE GOVERNMENT OBLIGATIONS FUND
================================================================================

                                                           INTERMEDIATE GOVERNMENT OBLIGATIONS FUND
                                  --------------------------------------------------------------------------------------------------
                                             YEAR ENDED JUNE 30, 1996                        YEAR ENDED JUNE 30, 1995
                                  ----------------------------------------------  --------------------------------------------------
                                  INVESTOR A INVESTOR B INVESTOR C INSTITUTIONAL  INVESTOR A INVESTOR B INVESTOR C (A) INSTITUTIONAL
                                  ---------- ---------- ---------- -------------  ---------- ---------- -------------- -------------
Net Asset Value,
    Beginning of Period .........   $ 9.93     $ 9.89     $ 9.76     $   9.93       $  9.62    $ 9.60       $ 9.42       $   9.62
                                    ------     ------     ------     --------       -------    ------       ------       --------

INVESTMENT ACTIVITIES
   Net investment income ........     0.60       0.53       0.53         0.62          0.50      0.43         0.18           0.52
   Net realized and unrealized
     gains (losses) on
     investments ................    (0.25)     (0.24)     (0.25)       (0.24)         0.31      0.30         0.33           0.31
                                    ------     ------     ------     --------       -------    ------       ------       --------
   Total from Investment
     Activities .................     0.35       0.29       0.28         0.38          0.81      0.73         0.51           0.83
                                    ------     ------     ------     --------       -------    ------       ------       --------
DISTRIBUTIONS
   Net investment income ........    (0.58)     (0.51)     (0.52)       (0.60)        (0.50)    (0.44)       (0.17)         (0.52)
                                    ------     ------     ------     --------       -------    ------       ------       --------
    Total Distributions .........    (0.58)     (0.51)     (0.52)       (0.60)        (0.50)    (0.44)       (0.17)         (0.52)
                                    ------     ------     ------     --------       -------    ------       ------       --------
Net Asset Value,
    End of Period ...............   $ 9.70     $ 9.67     $ 9.52     $   9.71       $  9.93    $ 9.89       $ 9.76       $   9.93
                                    ======     ======     ======     ========       =======    ======       ======       ========
TOTAL RETURN (EXCLUDES SALES
   AND REDEMPTION CHARGES) ......     3.69%      2.93%      2.86%        3.95%         8.69%     7.84%        5.21%(c)        9.02%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of
   period (000) .................   $22,954    $1,843     $   80     $225,313       $27,521    $  977       $    9       $249,169
Ratio of expenses to average
   net assets ...................     1.21%      1.96%      1.96%        0.96%         1.25%     2.06%        2.09%(b)       1.04%
Ratio of net investment income
   to average net assets ........     5.51%      4.78%      4.83%        5.76%         5.22%     4.41%        4.24%(b)       5.43%
Ratio of expenses to average
   net assets* ..................     1.30%      2.05%      2.05%        1.05%         1.41%     2.42%        2.36%(b)       1.16%
Portfolio turnover ..............   916.39%    916.39%    916.39%      916.39%       549.13%   549.13%      549.13%        549.13%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
(A) PERIOD FROM NOVEMBER 16, 1994 (COMMENCEMENT OF OFFERING OF INVESTOR C SHARES) TO JUNE 30, 1995.
(B) ANNUALIZED.
(C) REPRESENTS TOTAL RETURN FOR THE INSTITUTIONAL SHARES FOR THE PERIOD FROM JULY 1, 1994 TO NOVEMBER 15, 1994 PLUS THE TOTAL RETURN FOR THE INVESTOR C SHARES FOR THE PERIOD FROM NOVEMBER 16, 1994 TO JUNE 30, 1995.

                             See Accompanying Notes
                                       19

                              FINANCIAL HIGHLIGHTS
                      PARKSTONE LIMITED MATURITY BOND FUND
================================================================================

                                                                           LIMITED MATURITY BOND FUND
                                                 --------------------------------------------------------------------------------
                                                     YEAR ENDED MAY 31, 2000                      YEAR ENDED MAY 31, 1999
                                                 -------------------------------------    ---------------------------------------
                                                 INVESTOR A  INVESTOR B  INSTITUTIONAL    INVESTOR A   INVESTOR B   INSTITUTIONAL
                                                 ----------  ----------  -------------    ----------   ----------   -------------
Net Asset Value, Beginning of Period ..........    $ 9.42      $ 9.42       $   9.42        $  9.50      $ 9.50        $   9.50
                                                   ------      ------       --------        -------      ------        --------
INVESTMENT ACTIVITIES
   Net investment income ......................      0.54        0.47           0.55           0.53        0.46            0.56
   Net realized and unrealized
     losses on investments ....................     (0.27)      (0.27)         (0.25)         (0.08)      (0.08)          (0.08)
                                                   ------      ------       --------        -------      ------        --------
       Total from Investment Activities .......      0.27        0.20           0.30           0.45        0.38            0.48
                                                   ------      ------       --------        -------      ------        --------
DISTRIBUTIONS
   Net investment income ......................     (0.52)      (0.45)         (0.55)         (0.53)      (0.46)          (0.56)
                                                   ------      ------       --------        -------      ------        --------
       Total Distributions ....................     (0.52)      (0.45)         (0.55)         (0.53)      (0.46)          (0.56)
                                                   ------      ------       --------        -------      ------        --------
   Net Asset Value,
        End of Period .........................    $ 9.17      $ 9.17       $   9.17        $  9.42      $ 9.42        $   9.42
                                                   ======      ======       ========        =======      ======        ========
TOTAL RETURN (EXCLUDES SALES AND
    REDEMPTION CHARGES) .......................      2.95%       2.21%          3.25%          4.84%       4.03%           5.12%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) .............    $8,956      $  573       $101,448        $24,246      $  826        $123,137
Ratio of expenses to average net assets .......      1.10%       1.85%          0.85%          1.08%       1.83%           0.84%
Ratio of net investment income to
    average net assets ........................      5.66%       4.91%          5.91%          5.55%       4.81%           5.83%
Ratio of expenses to average net assets* ......      1.17%       1.92%          0.92%          1.32%       2.07%           1.07%
Portfolio turnover ............................     92.09%      92.09%         92.09%        126.98%     126.98%         126.98%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.

                             See Accompanying Notes
                                       20

                              FINANCIAL HIGHLIGHTS
                      PARKSTONE LIMITED MATURITY BOND FUND
================================================================================

                                                                      LIMITED MATURITY BOND FUND
                                  -------------------------------------------------------------------------------------------------
                                          ELEVEN MONTHS ENDED MAY 31, 1998                      YEAR ENDED JUNE 30, 1997
                                  ------------------------------------------------  -----------------------------------------------
                                  INVESTOR A INVESTOR B  INVESTOR C  INSTITUTIONAL  INVESTOR A  INVESTOR B INVESTOR C INSTITUTIONAL
                                  ---------- ----------  ----------  -------------  ----------  ---------- ---------- -------------
Net Asset Value,
    Beginning of Period .........   $  9.49     $ 9.49     $ 9.29       $   9.49      $  9.48      $  9.46   $ 9.29     $   9.48
                                    -------     ------     ------       --------      -------      -------   ------     --------

INVESTMENT ACTIVITIES
   Net investment income ........      0.47       0.40       0.42           0.50         0.55         0.48     0.48         0.57
   Net realized and unrealized
     gains (losses) on
     investments ................      0.01       0.02      (0.01)          0.01         0.01         0.02       --         0.02
                                    -------     ------     ------       --------      -------      -------   ------     --------
   Total from Investment
     Activities .................      0.48       0.42       0.41           0.51         0.56         0.50     0.48         0.59
                                    -------     ------     ------       --------      -------      -------   ------     --------
DISTRIBUTIONS
   Net investment income ........     (0.47)     (0.41)     (0.42)         (0.50)       (0.55)       (0.47)   (0.48)       (0.58)
                                    -------     ------     ------       --------      -------      -------   ------     --------
    Total Distributions .........     (0.47)     (0.41)     (0.42)         (0.50)       (0.55)       (0.47)   (0.48)       (0.58)
                                    -------     ------     ------       --------      -------      -------   ------     --------
Net Asset Value,
    End of Period ...............   $  9.50     $ 9.50     $ 9.28       $   9.50      $  9.49      $  9.49   $ 9.29     $   9.49
                                    =======     ======     ======       ========      =======      =======   ======     ========
TOTAL RETURN (EXCLUDES SALES
   AND REDEMPTION CHARGES) ......      5.23%(a)   4.50%(a)   4.48%(a)       5.46%(a)     6.11%        5.39%    5.26%        6.42%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of
   period (000) .................   $41,571     $1,553     $2,199       $150,510      $27,381      $ 1,492   $   41     $136,126
Ratio of expenses to average
   net assets ...................      1.07%(b)   1.82%(b)   1.80%(b)       0.82%(b)     1.11%        1.86%    1.86%        0.85%
Ratio of net investment income
   to average net assets ........      5.37%(b)   4.63%(b)   4.60%(b)       5.63%(b)     5.76%        5.02%    4.97%        6.03%
Ratio of expenses to average
   net assets* ..................      1.31%(b)   2.06%(b)   2.04%(b)       1.06%(b)     1.35%        2.10%    2.10%        1.10%
Portfolio turnover ..............    225.88%    225.88%    225.88%        225.88%      607.84%      607.84%  607.84%      607.84%


  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
(A) NOT ANNUALIZED.
(B) ANNUALIZED.

                             See Accompanying Notes
                                       21

                              FINANCIAL HIGHLIGHTS
                      PARKSTONE LIMITED MATURITY BOND FUND
================================================================================

                                                                       LIMITED MATURITY BOND FUND
                                ----------------------------------------------------------------------------------------------------
                                             YEAR ENDED JUNE 30, 1996                           YEAR ENDED JUNE 30, 1995
                                ----------------------------------------------------------------------------------------------------
                                INVESTOR A INVESTOR B INVESTOR C INSTITUTIONAL   INVESTOR A  INVESTOR B  INVESTOR C(A) INSTITUTIONAL
                                ---------- ---------- ---------- -------------   ----------  ----------  ------------- -------------
Net Asset Value,
    Beginning of Period ......    $  9.71    $ 9.70     $ 9.53     $   9.71        $  9.57    $  9.56       $ 9.35        $   9.57
                                  -------    ------     ------     --------        -------    -------       ------        --------

INVESTMENT ACTIVITIES
   Net investment income .....       0.62      0.55       0.58         0.65           0.56       0.49         0.20            0.58
   Net realized and unrealized
     gains (losses) on
     investments .............      (0.21)    (0.22)     (0.23)       (0.21)          0.13       0.12         0.17            0.13
                                  -------    ------     ------     --------        -------    -------       ------        --------
   Total from Investment
     Activities ..............       0.41      0.33       0.35         0.44           0.69       0.61         0.37            0.71
                                  -------    ------     ------     --------        -------    -------       ------        --------
DISTRIBUTIONS
   Net investment income .....      (0.62)    (0.55)     (0.58)       (0.65)         (0.55)     (0.47)       (0.19)          (0.57)
   Net realized gains ........      (0.01)       --         --        (0.01)            --         --           --              --
   Tax return of capital .....      (0.01)    (0.02)     (0.01)       (0.01)            --         --           --              --
                                  -------    ------     ------     --------        -------    -------       ------        --------
    Total Distributions ......      (0.64)    (0.57)     (0.59)       (0.67)         (0.55)     (0.47)       (0.19)          (0.57)
                                  -------    ------     ------     --------        -------    -------       ------        --------
Net Asset Value,
    End of Period ............    $  9.48    $ 9.46     $ 9.29     $   9.48        $  9.71    $  9.70       $ 9.53        $   9.71
                                  =======    ======     ======     ========        =======    =======       ======        ========
TOTAL RETURN (EXCLUDES SALES
   AND REDEMPTION CHARGES) ...       4.37%     3.43%      3.71%        4.65%          7.53%      6.68%        3.58%(c)        7.76%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of
   period (000) ..............    $14,390    $1,547     $   11     $136,681        $18,930    $   892       $   --        $141,781
Ratio of expenses to average
   net assets ................       1.09%     1.84%      1.82%        0.84%          1.05%      1.85%        1.18%(b)        0.84%
Ratio of net investment income
   to average net assets .....       6.09%     5.35%      5.34%        6.32%          5.89%      5.14%        5.61%(b)        6.11%
Ratio of expenses to average
   net assets* ...............       1.33%     2.08%      2.02%        1.08%          1.36%      2.36%        1.18%(b)        1.11%
Portfolio turnover ...........     618.60%   618.60%    618.60%      618.60%        397.97%    397.97%      397.97%         397.97%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
(A) PERIOD FROM NOVEMBER 16, 1994 (COMMENCEMENT OF OFFERING OF INVESTOR C SHARES) TO JUNE 30, 1995.
(B) ANNUALIZED.
(C) REPRESENTS TOTAL RETURN FOR THE INSTITUTIONAL SHARES FOR THE PERIOD FROM JULY 1, 1994 TO NOVEMBER 15, 1994 PLUS THE TOTAL RETURN FOR THE INVESTOR C SHARES FOR THE PERIOD FROM NOVEMBER 16, 1994 TO JUNE 30, 1995.

                             See Accompanying Notes
                                       22

                              FINANCIAL HIGHLIGHTS
                     PARKSTONE NATIONAL TAX EXEMPT BOND FUND
================================================================================

                                                                         NATIONAL TAX EXEMPT BOND FUND
                                             -------------------------------------------------------------------------------------
                                                      YEAR ENDED MAY 31, 2000                     YEAR ENDED MAY 31, 1999
                                             ------------------------------------------    ---------------------------------------
                                             INVESTOR A     INVESTOR B   INSTITUTIONAL    INVESTOR A    INVESTOR B   INSTITUTIONAL
                                             ----------     ----------   -------------    ----------    ----------   -------------
Net Asset Value,
     Beginning of Period ....................  $10.38        $ 10.36        $ 10.39         $10.53        $10.50       $  10.53
                                               ------         ------        -------         ------        ------       --------
INVESTMENT ACTIVITIES
   Net investment income ....................    0.39           0.31           0.40           0.37          0.29           0.40
   Net realized and unrealized
     losses on investments ..................   (0.47)         (0.47)         (0.47)         (0.03)        (0.02)         (0.02)
                                               ------         ------        -------         ------        ------       --------
       Total from Investment Activities .....   (0.08)         (0.16)         (0.07)          0.34          0.27           0.38
                                               ------         ------        -------         ------        ------       --------
DISTRIBUTIONS
   Net investment income ....................   (0.38)         (0.31)         (0.40)         (0.37)        (0.29)         (0.40)
   Net realized gains .......................   (0.03)         (0.03)         (0.03)         (0.12)        (0.12)         (0.12)
                                               ------         ------        -------         ------        ------       --------
       Total Distributions ..................   (0.41)         (0.34)         (0.43)         (0.49)        (0.41)         (0.52)
                                               ------         ------        -------         ------        ------       --------
   Net Asset Value,
       End of Period ........................  $ 9.89         $ 9.86        $  9.89         $10.38        $10.36       $  10.39
                                               ======         ======        =======         ======        ======       ========
TOTAL RETURN (EXCLUDES SALES AND
    REDEMPTION CHARGES) .....................   (0.75)%        (1.50)%        (0.57)%         3.29%         2.53%          3.56%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) ...........  $3,381         $  400        $60,863         $6,886          $491        $96,946
Ratio of expenses to average net assets .....    1.13%          1.88%          0.88%          1.02%         1.77%          0.77%
Ratio of net investment income to
    average net assets ......................    3.74%          2.99%          3.99%          3.51%         2.76%          3.76%
Ratio of expenses to average net assets* ....    1.24%          1.99%          0.99%          1.31%         2.06%          1.06%
Portfolio turnover ..........................   36.42%         36.42%         36.42%          6.67%         6.67%          6.67%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.

                             See Accompanying Notes
                                       23

                              FINANCIAL HIGHLIGHTS
                     PARKSTONE NATIONAL TAX EXEMPT BOND FUND
================================================================================

                                                                         NATIONAL TAX EXEMPT BOND FUND
                                            ------------------------------------------------------------------------------------
                                                 ELEVEN MONTHS ENDED MAY 31, 1998                YEAR ENDED JUNE 30, 1997
                                            -----------------------------------------    ---------------------------------------
                                            INVESTOR A     INVESTOR B   INSTITUTIONAL    INVESTOR A    INVESTOR B  INSTITUTIONAL
                                            ----------     ----------   -------------    ----------    ----------  -------------
Net Asset Value,
     Beginning of Period ...................  $10.53         $10.51       $  10.54         $10.43        $10.39      $  10.43
                                              ------         ------       --------         ------        ------      --------
INVESTMENT ACTIVITIES
   Net investment income ...................    0.35           0.28           0.37           0.44          0.36          0.46
   Net realized and unrealized
     gains on investments ..................    0.22           0.21           0.21           0.12          0.13          0.14
                                              ------         ------       --------         ------        ------      --------
       Total from Investment Activities ....    0.57           0.49           0.58           0.56          0.49          0.60
                                              ------         ------       --------         ------        ------      --------
DISTRIBUTIONS
   Net investment income ...................   (0.39)         (0.32)         (0.41)         (0.41)        (0.32)        (0.44)
   Net realized gains ......................   (0.18)         (0.18)         (0.18)         (0.05)        (0.05)        (0.05)
                                              ------         ------       --------         ------        ------      --------
       Total Distributions .................   (0.57)         (0.50)         (0.59)         (0.46)        (0.37)        (0.49)
                                              ------         ------       --------         ------        ------      --------
   Net Asset Value,
        End of Period ......................  $10.53         $10.50       $  10.53         $10.53        $10.51      $  10.54
                                              ======         ======       ========         ======        ======      ========
TOTAL RETURN (EXCLUDES SALES AND
    REDEMPTION CHARGES) ....................    5.46%(a)       4.75%(a)       5.71%(a)       5.47%         4.81%         5.89%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) ..........  $9,502         $  706       $123,856         $9,601        $  993      $134,579
Ratio of expenses to average net assets ....    1.02%(b)       1.77%(b)       0.77%(b)       1.06%         1.81%         0.81%
Ratio of net investment income to
    average net assets .....................    3.64%(b)       2.89%(b)       3.89%(b)       4.19%         3.43%         4.41%
Ratio of expenses to average net assets* ...    1.31%(b)       2.06%(b)       1.07%(b)       1.35%         2.10%         1.10%
Portfolio turnover .........................   85.56%         85.56%         85.56%         48.83%        48.83%        48.83%


  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
(A) NOT ANNUALIZED.
(B) ANNUALIZED.

                             See Accompanying Notes
                                       24

                              FINANCIAL HIGHLIGHTS
                     PARKSTONE NATIONAL TAX EXEMPT BOND FUND
================================================================================


                                               NATIONAL TAX EXEMPT BOND FUND
                                          -------------------------------------
                                                 YEAR ENDED JUNE 30, 1996
                                          -------------------------------------
                                          INVESTOR A  INVESTOR B  INSTITUTIONAL
                                          ----------  ----------  -------------
Net Asset Value,
    Beginning of Period ..................  $10.39      $10.36      $  10.39
                                            ------      ------      --------
INVESTMENT ACTIVITIES
   Net investment income (loss) ..........    0.41        0.33          0.43
   Net realized and unrealized gains
     on investments ......................    0.03        0.03          0.04
                                            ------      ------      --------
   Total from Investment
     Activities ..........................    0.44        0.36          0.47
                                            ------      ------      --------
DISTRIBUTIONS
   Net investment income .................   (0.40)      (0.33)        (0.43)
   Net realized gains ....................      --          --            --
   In excess of net realized gains .......      --          --            --
                                            ------      ------      --------
    Total Distributions ..................   (0.40)      (0.33)        (0.43)
                                            ------      ------      --------
Net Asset Value,
     End of Period .......................  $10.43      $10.39      $  10.43
                                            ======      ======      ========
TOTAL RETURN (EXCLUDES SALES
   AND REDEMPTION CHARGES) ...............    4.29%       3.48%         4.55%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) ........  $7,835      $  735      $135,527
Ratio of expenses to average net assets ..    1.05%       1.80%         0.80%
Ratio of net investment income (loss)
   to average net assets .................    3.85%       3.11%         4.10%
Ratio of expenses to average
   net assets* ...........................    1.34%       2.09%         1.09%
Portfolio turnover .......................   47.46%      47.46%        47.46%



                                                     NATIONAL TAX EXEMPT BOND FUND
                                          --------------------------------------------------------
                                                          YEAR ENDED JUNE 30, 1995
                                          --------------------------------------------------------
                                          INVESTOR A  INVESTOR B  INVESTOR C(A)(B)  INSTITUTIONAL
                                          ----------  ----------  ----------------  -------------
Net Asset Value,
    Beginning of Period ..................  $ 10.29     $10.26        $  9.88         $  10.29
                                            -------     ------        -------         --------
INVESTMENT ACTIVITIES
   Net investment income (loss) ..........     0.41       0.33          (0.03)            0.46
   Net realized and unrealized gains
     on investments ......................     0.27       0.27           0.65             0.27
                                            -------     ------        -------         --------
   Total from Investment
     Activities ..........................     0.68       0.60           0.62             0.73
                                            -------     ------        -------         --------
DISTRIBUTIONS
   Net investment income .................    (0.41)     (0.33)         (0.14)           (0.46)
   Net realized gains ....................       --         --             --               --
   In excess of net realized gains .......    (0.17)     (0.17)         (0.16)           (0.17)
                                            -------     ------        -------         --------
    Total Distributions ..................    (0.58)     (0.50)         (0.30)           (0.63)
                                            -------     ------        -------         --------
Net Asset Value,
     End of Period .......................  $ 10.39     $10.36        $ 10.20         $  10.39
                                            =======     ======        =======         ========
TOTAL RETURN (EXCLUDES SALES
   AND REDEMPTION CHARGES) ...............     7.02%      6.17%          3.47%(d)         7.25%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) ........  $11,378     $  447             --         $134,784
Ratio of expenses to average net assets ..     1.02%      1.80%          0.71%(c)         0.80%
Ratio of net investment income (loss)
   to average net assets .................     4.00%      3.22%         (0.54)%(c)        4.21%
Ratio of expenses to average
   net assets* ...........................     1.33%      2.33%          0.71%(c)         1.08%
Portfolio turnover .......................    35.15%     35.15%         35.15%           35.15%


  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY
    FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
(A) THERE WAS ONLY ONE SHARE OUTSTANDING FOR THE INVESTOR C SHARES AT JUNE 30, 1995.
(B) PERIOD FROM NOVEMBER 16, 1994 (COMMENCEMENT OF OFFERING OF INVESTOR C
    SHARES) TO JUNE 30, 1995.
(C) ANNUALIZED.
(D) REPRESENTS TOTAL RETURN FOR THE INSTITUTIONAL SHARES FOR THE PERIOD FROM
    JULY 1, 1994 TO NOVEMBER 15, 1994 PLUS THE TOTAL RETURN FOR THE INVESTOR C
    SHARES FOR THE PERIOD FROM NOVEMBER 16, 1994 TO JUNE 30, 1995.


                             See Accompanying Notes

                              FINANCIAL HIGHLIGHTS
                        PARKSTONE PRIME OBLIGATIONS FUND
================================================================================

                                                                            PRIME OBLIGATIONS FUND
                                           -------------------------------------------------------------------------------------
                                                    YEAR ENDED MAY 31, 2000                      YEAR ENDED MAY 31, 1999
                                           -----------------------------------------      --------------------------------------
                                           INVESTOR A     INVESTOR B   INSTITUTIONAL      INVESTOR A   INVESTOR B  INSTITUTIONAL
                                           ----------     ----------   -------------      ----------   ----------  -------------
Net Asset Value,
     Beginning of Period ..................  $ 1.000         $1.000       $  1.000         $ 1.000       $1.000      $  1.000
                                             -------         ------       --------         -------       ------      --------
INVESTMENT ACTIVITIES
   Net investment income ..................    0.050          0.041          0.051           0.046        0.037         0.047
DISTRIBUTIONS
   Net investment income ..................   (0.050)        (0.041)        (0.051)         (0.046)      (0.037)       (0.047)
                                             -------         ------       --------         -------       ------      --------
   Net Asset Value,
        End of Period .....................  $ 1.000         $1.000       $  1.000         $ 1.000       $1.000      $  1.000
                                             =======         ======       ========         =======       ======      ========
TOTAL RETURN ..............................     5.11%          4.17%          5.21%           4.66%        3.73%         4.76%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) .........  $13,759         $  262       $554,215         $14,924       $  764      $628,553
Ratio of expenses to average net assets ...     0.71%          1.61%          0.61%           0.76%        1.66%         0.65%
Ratio of net investment income to
    average net assets ....................     4.99%          4.09%          5.09%           4.76%        3.59%         4.67%
Ratio of expenses to average net assets* ..     0.86%          1.61%          0.61%           0.93%        1.67%         0.67%

 * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.

                             See Accompanying Notes

                              FINANCIAL HIGHLIGHTS
                        PARKSTONE PRIME OBLIGATIONS FUND
================================================================================


                                                                              PRIME OBLIGATIONS FUND
                                                ---------------------------------------------------------------------------------
                                                       ELEVEN MONTHS ENDED MAY 31, 1998              YEAR ENDED JUNE 30, 1997
                                                ----------------------------------------------    -------------------------------
                                                INVESTOR A      INVESTOR B(A)    INSTITUTIONAL    INVESTOR A        INSTITUTIONAL
                                                ----------      ------------     -------------    ----------        -------------
Net Asset Value,
     Beginning of Period ......................  $  1.000          $1.000          $  1.000        $  1.000            $  1.000
                                                 --------          ------          --------        --------            --------
INVESTMENT ACTIVITIES
   Net investment income ......................     0.045           0.027             0.046           0.048               0.049
DISTRIBUTIONS
   Net investment income ......................    (0.045)         (0.027)           (0.046)         (0.048)             (0.049)
                                                 --------          ------          --------        --------            --------
   Net Asset Value,
         End of Period ........................  $  1.000          $1.000          $  1.000        $  1.000            $  1.000
                                                 ========          ======          ========        ========            ========
TOTAL RETURN ..................................      4.63%(b)        2.75%(b)          4.73%(b)        4.91%               5.01%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) .............  $217,934          $  387          $690,947        $195,046            $677,324
Ratio of expenses to average net assets .......      0.76%(c)        1.66%(c)          0.66%(c)        0.73%               0.63%
Ratio of net investment income to
    average net assets ........................      4.93%(c)        4.01%(c)          5.04%(c)        4.80%               4.90%
Ratio of expenses to average net assets* ......      0.93%(c)        1.68%(c)          0.68%(c)        0.90%               0.65%


  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
(A) FOR THE PERIOD SEPTEMBER 30, 1997 (COMMENCEMENT OF OFFERING OF INVESTOR B SHARES) TO MAY 31, 1998.
(B) NOT ANNUALIZED.
(C) ANNUALIZED.

                             See Accompanying Notes

                              FINANCIAL HIGHLIGHTS
                        PARKSTONE PRIME OBLIGATIONS FUND
================================================================================

                                                                   PRIME OBLIGATIONS FUND
                                                     ---------------------------------------------------------
                                                       YEAR ENDED JUNE 30, 1996      YEAR ENDED JUNE 30, 1995
                                                     ---------------------------    --------------------------
                                                     INVESTOR A    INSTITUTIONAL    INVESTOR A   INSTITUTIONAL
                                                     ----------    -------------    ----------   -------------
Net Asset Value,
     Beginning of Period ............................  $  1.000       $  1.000       $  1.000       $  1.000
                                                       --------       --------       --------       --------
INVESTMENT ACTIVITIES
   Net investment income ............................     0.050          0.051          0.047          0.048
                                                       --------       --------       --------       --------
DISTRIBUTIONS
   Net investment income ............................    (0.050)        (0.051)        (0.047)        (0.048)
                                                       --------       --------       --------       --------
   Net Asset Value,
        End of Period ...............................  $  1.000       $  1.000       $  1.000       $  1.000
                                                       ========       ========       ========       ========
TOTAL RETURN ........................................      5.07%          5.17%          4.81%          4.91%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) ...................  $147,478       $596,075       $108,565       $640,380
Ratio of expenses to average net assets .............      0.74%          0.64%          0.75%          0.65%
Ratio of net investment income to
    average net assets ..............................      4.93%          5.05%          4.71%          4.83%
Ratio of expenses to average net assets* ............      0.91%          0.66%          0.92%          0.67%


* DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.


                             See Accompanying Notes

                              FINANCIAL HIGHLIGHTS
                             PARKSTONE TAX-FREE FUND
================================================================================


                                                                       TAX-FREE FUND
                                                   -------------------------------------------------------
                                                    YEAR ENDED MAY 31, 2000       YEAR ENDED MAY 31, 1999
                                                   --------------------------   --------------------------
                                                   INVESTOR A   INSTITUTIONAL   INVESTOR A   INSTITUTIONAL
                                                   ----------   -------------   ----------   -------------
Net Asset Value,
     Beginning of Period .........................   $1.000        $ 1.000         $1.000       $  1.000
                                                     ------        -------         ------       --------
INVESTMENT ACTIVITIES
   Net investment income .........................    0.029          0.030          0.025          0.026
                                                     ------        -------         ------       --------
DISTRIBUTIONS
   Net investment income .........................   (0.029)        (0.030)        (0.025)        (0.026)
                                                     ------        -------         ------       --------
   Net Asset Value,
        End of Period ............................   $1.000        $ 1.000         $1.000       $  1.000
                                                     ======        =======         ======       ========
TOTAL RETURN .....................................     2.90%          3.01%          2.56%          2.66%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) ................   $  324        $82,600         $  621       $110,136
Ratio of expenses to average net assets ..........     0.77%          0.67%          0.77%          0.68%
Ratio of net investment income to
    average net assets ...........................     2.85%          2.95%          2.71%          2.62%
Ratio of expenses to average net assets* .........     0.92%          0.67%          0.94%          0.70%


  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.

                             See Accompanying Notes

                              FINANCIAL HIGHLIGHTS
                             PARKSTONE TAX-FREE FUND
================================================================================


                                                                            TAX-FREE FUND
                                                  ---------------------------------------------------------------
                                                  ELEVEN MONTHS ENDED MAY 31, 1998     YEAR ENDED JUNE 30, 1997
                                                  --------------------------------    ---------------------------
                                                     INVESTOR A   INSTITUTIONAL       INVESTOR A    INSTITUTIONAL
                                                     ----------   -------------       ----------    -------------
Net Asset Value,
     Beginning of Period ...........................   $ 1.000       $  1.000           $ 1.000       $  1.000
                                                       -------       --------           -------       --------
INVESTMENT ACTIVITIES
   Net investment income ...........................     0.026          0.027             0.028          0.029
                                                       -------       --------           -------       --------
DISTRIBUTIONS
   Net investment income ...........................    (0.026)        (0.027)           (0.028)        (0.029)
                                                       -------       --------           -------       --------
   Net Asset Value,
        End of Period ..............................   $ 1.000       $  1.000           $ 1.000       $  1.000
                                                       =======       ========           =======       ========
TOTAL RETURN .......................................      2.66%(a)       2.75%(a)          2.83%          2.94%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) ..................   $55,106       $104,062           $47,466       $108,884
Ratio of expenses to average net assets ............      0.76%(b)       0.66%(b)          0.78%          0.68%
Ratio of net investment income to
    average net assets .............................      2.86%(b)       2.96%(b)          2.82%          2.90%
Ratio of expenses to average net assets* ...........      0.93%(b)       0.68%(b)          0.95%          0.70%


  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
(A) NOT ANNUALIZED.
(B) ANNUALIZED.

                             See Accompanying Notes

                              FINANCIAL HIGHLIGHTS
                             PARKSTONE TAX-FREE FUND
================================================================================

                                                                         TAX-FREE FUND
                                                    ---------------------------------------------------------
                                                     YEAR ENDED JUNE 30, 1996       YEAR ENDED JUNE 30, 1995
                                                    --------------------------    ---------------------------
                                                    INVESTOR A   INSTITUTIONAL    INVESTOR A    INSTITUTIONAL
                                                    ----------   -------------    ----------    -------------
Net Asset Value,
     Beginning of Period ..........................   $ 1.000       $  1.000        $ 1.000        $ 1.000
                                                      -------       --------        -------        -------
INVESTMENT ACTIVITIES
   Net investment income ..........................     0.029          0.030          0.029          0.030
                                                      -------       --------        -------        -------
DISTRIBUTIONS
   Net investment income ..........................    (0.029)        (0.030)        (0.029)        (0.030)
                                                      -------       --------        -------        -------
   Net Asset Value,
        End of Period .............................   $ 1.000       $  1.000        $ 1.000        $ 1.000
                                                      =======       ========        =======        =======
TOTAL RETURN ......................................      2.91%          3.02%          2.90%          3.00%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) .................   $41,713       $106,154        $45,102        $98,489
Ratio of expenses to average net assets ...........      0.76%          0.66%          0.74%          0.64%
Ratio of net investment income to
    average net assets ............................      2.89%          2.97%          2.88%          2.97%
Ratio of expenses to average net assets* ..........      0.93%          0.68%          0.95%          0.70%


  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.

                             See Accompanying Notes

                              FINANCIAL HIGHLIGHTS
                   PARKSTONE U.S. GOVERNMENT OBLIGATIONS FUND
================================================================================


                                                                U.S. GOVERNMENT OBLIGATIONS FUND
                                                      --------------------------------------------------------
                                                        YEAR ENDED MAY 31, 2000       YEAR ENDED MAY 31, 1999
                                                      --------------------------    --------------------------
                                                      INVESTOR A   INSTITUTIONAL    INVESTOR A   INSTITUTIONAL
                                                      ----------   -------------    ----------   -------------
Net Asset Value,
     Beginning of Period .............................  $1.000       $  1.000         $1.000       $  1.000
                                                        ------       --------         ------       --------
INVESTMENT ACTIVITIES
   Net investment income .............................   0.048          0.049          0.044          0.045
                                                        ------       --------         ------       --------
DISTRIBUTIONS
   Net investment income .............................  (0.048)        (0.049)        (0.044)        (0.045)
                                                        ------       --------         ------       --------
   Net Asset Value,
        End of Period ................................  $1.000       $  1.000         $1.000       $  1.000
                                                        ======       ========         ======       ========
TOTAL RETURN .........................................    4.91%          5.02%          4.53%          4.64%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) ....................  $  902       $101,016         $2,032       $112,475
Ratio of expenses to average net assets ..............    0.77%          0.67%          0.75%          0.67%
Ratio of net investment income to
    average net assets ...............................    4.78%          4.88%          4.75%          4.57%
Ratio of expenses to average net assets* .............    0.92%          0.67%          0.92%          0.69%


  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.

                             See Accompanying Notes

                              FINANCIAL HIGHLIGHTS
                   PARKSTONE U.S. GOVERNMENT OBLIGATIONS FUND
================================================================================


                                                            U.S. GOVERNMENT OBLIGATIONS FUND
                                             --------------------------------------------------------------
                                             ELEVEN MONTHS ENDED MAY 31, 1998     YEAR ENDED JUNE 30, 1997
                                             --------------------------------    --------------------------
                                               INVESTOR A    INSTITUTIONAL       INVESTOR A   INSTITUTIONAL
                                               ----------    -------------       -----------  -------------
Net Asset Value,
     Beginning of Period ...................    $  1.000       $  1.000           $  1.000       $  1.000
                                                --------       --------           --------       --------
INVESTMENT ACTIVITIES
   Net investment income ...................       0.044          0.045              0.047          0.048
                                                --------       --------           --------       --------
DISTRIBUTIONS
   Net investment income ...................      (0.044)        (0.045)            (0.047)        (0.048)
                                                --------       --------           --------       --------
   Net Asset Value,
        End of Period ......................    $  1.000       $  1.000           $  1.000       $  1.000
                                                ========       ========           ========       ========
TOTAL RETURN ...............................        4.53%(a)       4.62%(a)           4.79%          4.89%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) ..........    $169,210       $185,384           $212,082       $210,162
Ratio of expenses to average net assets ....        0.76%(b)       0.66%(b)           0.74%          0.64%
Ratio of net investment income to
    average net assets .....................        4.83%(b)       4.93%(b)           4.69%          4.79%
Ratio of expenses to average net assets* ...        0.93%(b)       0.68%(b)           0.91%          0.66%


  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
(A) NOT ANNUALIZED.
(B) ANNUALIZED.

                             See Accompanying Notes

                              FINANCIAL HIGHLIGHTS
                   PARKSTONE U.S. GOVERNMENT OBLIGATIONS FUND
================================================================================


                                                           U.S. GOVERNMENT OBLIGATIONS FUND
                                               ---------------------------------------------------------
                                                YEAR ENDED JUNE 30, 1996      YEAR ENDED JUNE 30, 1995
                                               --------------------------    ---------------------------
                                               INVESTOR A   INSTITUTIONAL    INVESTOR A    INSTITUTIONAL
                                               ----------   -------------    ----------    -------------
Net Asset Value,
     Beginning of Period ...................... $  1.000       $  1.000       $  1.000       $  1.000
                                                --------       --------       --------       --------
INVESTMENT ACTIVITIES
   Net investment income ......................    0.049          0.050          0.047          0.048
                                                --------       --------       --------       --------
DISTRIBUTIONS
   Net investment income ......................   (0.049)        (0.050)        (0.047)        (0.048)
                                                --------       --------       --------       --------
   Net Asset Value,
        End of Period ......................... $  1.000       $  1.000       $  1.000       $  1.000
                                                ========       ========       ========       ========
TOTAL RETURN ..................................     4.99%          5.10%          4.76%          4.87%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) ............. $186,944       $207,451       $169,179       $227,565
Ratio of expenses to average net assets .......     0.74%          0.64%          0.77%          0.67%
Ratio of net investment income to
    average net assets ........................     4.88%          4.99%          4.62%          4.76%
Ratio of expenses to average net assets* ......     0.91%          0.66%          0.94%          0.69%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                     PARKSTONE INTERNATIONAL DISCOVERY FUND
================================================================================


MAY 31, 2000
                                     NUMBER     VALUE
                                   OF SHARES    (000)
                                   ---------   ------
FOREIGN COMMON STOCK -- 91.3%
AUSTRALIA -- 0.6%
  National Australia Bank* ......   115,712   $ 1,730
                                              -------
AUSTRIA -- 0.9%
  Mayr Melnhof Karton* ..........    59,111     2,826
                                              -------
CANADA -- 0.5%
  Talisman Energy* ..............    46,000     1,492
                                              -------
DENMARK -- 0.7%
  Novo-Nordisk, Series B ........    12,811     2,132
                                              -------
FINLAND -- 3.5%
  Nokia, ADR ....................   177,200     9,214
  Sonera Oyj ....................    33,436     1,702
                                              -------
                                               10,916
                                              -------
FRANCE -- 13.3%
  Alcatel .......................    40,000     2,223
  Altran Technologies ...........    24,795     5,601
  Aventis# ......................    61,611     4,025
  Axa*# .........................    42,285     6,262
  Bouygues* .....................     3,691     2,297
  Coflexip Stena Offshore .......     9,603     1,129
  LVMH Moet-Hennessy Luis
   Vuitton* .....................     5,840     2,393
  STMicroelectronics ............    25,947     1,554
  Societe Television Francaise ..     1,900     1,229
  Thomson Multimedia* ...........    32,232     3,369
  Total Fina Elf, Cl B ..........    41,993     6,648
  Valeo .........................    27,570     1,403
  Vivendi*# .....................    30,050     3,239
                                              -------
                                               41,372
                                              -------
GERMANY -- 7.0%
  Allianz*# .....................    10,860     3,939
  Brainpool TV ..................     4,100       377
  Consors Discount-Broker*# .....    12,180     1,153
  Deutsche Bank*# ...............    48,285     3,747
  Epcos* ........................    25,389     3,129
  HypoVereinsbank# ..............    27,782     1,815
  Infineon Technologies*# .......    12,565       826
  Infineon Technologies, ADR* ...     2,094       132
  Muenchener Rueckversicher* ....     9,314     2,750
  Siemens*# .....................    27,228     4,053
                                              -------
                                               21,921
                                              -------
HONG KONG -- 3.8%
  Cheung Kong * .................   171,081     1,564
  China Telecom (Hong Kong)* ....   409,594     3,062
  HSBC Holdings* ................   173,671     1,917
  Hutchison Whampoa* ............   257,854     2,978
  Johnson Electric Holdings* ....   300,331     2,226
                                              -------
                                               11,747
                                              -------

                                     NUMBER     VALUE
                                   OF SHARES    (000)
                                   ---------   ------
FOREIGN COMMON STOCK -- CONTINUED
IRELAND -- 0.5%
  Parthus Technologies* .........    30,700   $    76
  Ryanair Holdings* .............   200,000     1,616
                                              -------
                                                1,692
                                              -------
ITALY -- 5.0%
  Assicurazioni Generali# .......    94,423     2,859
  Bipop-Carire ..................   255,210     2,327
  Bulgari* ......................   205,385     2,580
  Saipem* .......................   463,442     2,328
  Telecom Italia*# ..............   259,529     3,600
  Telecom Italia Mobile*# .......   187,852     1,967
                                              -------
                                               15,661
                                              -------
JAPAN -- 16.7%
  Canon* ........................    40,000     1,841
  Chugai Pharmaceutical# ........   275,746     4,721
  Fanuc .........................    14,689     1,280
  Fuji Bank* ....................   392,229     3,032
  NEC*# .........................   210,758     5,339
  Nikko Securities ..............   246,687     2,285
  NTT Docomo* ...................       286     7,378
  Sanyo Electric ................   302,000     2,231
  Sekisui House* ................   329,000     3,200
  Seven-Eleven ..................    16,285     1,440
  SMC ...........................    13,869     2,431
  Softbank# .....................     2,592       397
  Softbank - New ................     5,184       777
  Sony*# ........................    32,426     2,934
  Takeda Chemical Industries* ...    72,432     4,940
  Tokyo Electron ................    15,711     2,143
  Toyota Motor* .................   102,171     4,636
  Yahoo Japan* ..................         3       986
                                              -------
                                               51,991
                                              -------
MEXICO -- 0.5%
  Cemex, ADR* ...................    73,609     1,560
                                              -------
NETHERLANDS -- 5.5%
  Aegon .........................    57,750     2,093
  Heineken* .....................    62,542     3,227
  ING Groep* ....................    49,859     2,996
  Qiagen, ADR* ..................     6,900     1,051
  Royal Dutch Petroleum* ........    57,458     3,556
  Unilever ......................    81,796     4,175
                                              -------
                                               17,098
                                              -------
NORWAY -- 2.0%
  Norsk Hydro* ..................    83,900     3,242
  Tomra Systems .................   142,000     3,020
                                              -------
                                                6,262
                                              -------

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                     PARKSTONE INTERNATIONAL DISCOVERY FUND
================================================================================


MAY 31, 2000
                                         NUMBER      VALUE
                                        OF SHARES     (000)
                                        ---------    ------
FOREIGN COMMON STOCK -- CONTINUED
SINGAPORE -- 2.4%
  City Developments ..................   423,765       $  1,419
  DBS Group Holdings .................   281,119          2,808
  Singapore Press Holdings* ..........   212,754          3,206
                                                       --------
                                                          7,433
                                                       --------
SOUTH KOREA -- 1.5%
  Korea Electric Power, ADR ..........    75,480          1,179
  Samsung Electronics GDR ............    10,455          1,686
  SK Telecom, ADR ....................    45,000          1,803
                                                       --------
                                                          4,668
                                                       --------
SPAIN -- 2.2%
  Banco Santander Central
   Hispano ...........................   160,045          1,577
  Endesa* ............................    77,854          1,621
  Telefonica* ........................   159,136          3,281
  Terra Networks* ....................     7,575            348
                                                       --------
                                                          6,827
                                                       --------
SWEDEN -- 1.3%
  LM Ericsson, ADR ...................   191,228          3,920
                                                       --------
SWITZERLAND -- 6.5%
  Adecco .............................     1,755          1,391
  Credit Suisse Group*# ..............    12,665          2,374
  Holderbank Financiere Glarus* ......     2,800          3,297
  Julius Baer Holdings ...............     1,133          4,079
  Nestle*# ...........................     1,018          1,951
  Novartis* ..........................     2,695          3,993
  Roche Holding* .....................       304          3,220
                                                       --------
                                                         20,305
                                                       --------
TAIWAN -- 1.0%
  Taiwan Semiconductor, ADR* .........    87,762          3,099
                                                       --------
UNITED KINGDOM -- 15.9%
  Abbey National .....................   164,283          2,192
  Amvescap ...........................   169,591          2,232
  Barclays ...........................   128,187          3,345
  Bass ...............................   112,763          1,237
  BOC Group ..........................    72,149          1,018
  BP Amoco ...........................   563,663          5,146
  BP Amoco, ADR ......................     7,487            407
  Colt Telecom Group* ................    28,965          1,025
  Compass Group ......................   338,547          3,805
  Diageo* ............................   507,700          4,357
  Energis* ...........................    49,654          1,892
  Invensys ...........................   530,850          1,832
  Marconi ............................   131,406          1,587
  National Grid Holdings .............   352,554          2,724
  Pearson ............................   121,567          3,677
  Scottish Power .....................   246,375          1,959
  SmithKline Beecham .................   115,480          1,480
  Standard Chartered .................    95,789          1,237
  Vodafone Group ..................... 1,853,256          8,482
                                                       --------
                                                         49,634
                                                       --------
TOTAL FOREIGN COMMON STOCK
(Cost $219,511)                                        $284,286
                                                       --------
CASH EQUIVALENTS -- 7.9%
  Goldman Sachs Financial Square
    Premium Money Market
    Fund .............................11,356,000        $11,356
  American Express . . . 06/07/00 ....   $13,000         12,984
                                                       --------
TOTAL CASH EQUIVALENTS
   (Cost $24,343) .............................          24,340
                                                       --------
TOTAL INVESTMENTS -- 99.2%
   (Cost $243,854) ............................        $308,626
                                                       ========
OTHER ASSETS AND LIABILITIES,
   NET -- 0.8% ................................           2,585
                                                       --------
NET ASSETS:
  Portfolio Shares of Institutional
   (unlimited authorization -- no
   par value) based on 17,188,704
   outstanding shares of beneficial
   interest ..........................                 $198,352
  Portfolio Shares of Investor A
   (unlimited authorization --
   no par value) based on 1,430,799
   outstanding shares of beneficial
   interest ..........................                   12,864
  Portfolio Shares of Investor B
   (unlimited authorization -- no
   par value) based on 494,622
   outstanding shares of beneficial
   interest ..........................                    6,500
  Accumulated net realized gain
   on investments and futures ........                   28,861
  Net unrealized appreciation on
   investments .......................                   64,772
  Net unrealized depreciation
   on foreign currency and translation
   of other assets and liabilities in
   foreign currency investments ......                       (4)
  Distributions in excess of net
   investment income .................                     (134)
                                                       --------
TOTAL NET ASSETS -- 100.0% ...........                 $311,211
                                                       ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- INSTITUTIONAL ............                   $16.33
                                                       ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- INVESTOR A .....                   $16.07
                                                       ========
MAXIMUM OFFERING PRICE PER
   SHARE -- INVESTOR A
   ($16.07 / 94.5%) ..................                   $17.01
                                                       ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- INVESTOR B .....                   $15.06
                                                       ========
----------------------------------

* NON-INCOME PRODUCING SECURITY.
# SECURITY FULLY OR PARTIALLY ON LOAN.
ADR--AMERICAN DEPOSITORY RECEIPT.
CL--CLASS
GDR--GLOBAL DEPOSITORY RECEIPT.

                             See Accompanying Notes
                                       36

                             STATEMENT OF NET ASSETS
                     PARKSTONE INTERNATIONAL DISCOVERY FUND
================================================================================

MAY 31, 2000


At May 31, 2000, sector diversification of the Portfolio was as follows:

                                      % OF
SECTOR DIVERSIFICATION             NET ASSETS       VALUE
----------------------            ------------     --------
COMMON STOCK
Telecommunications                    9.8%        $30,286
Banking                               8.9%         27,737
Pharmaceuticals                       8.2%         25,529
Oil & Gas                             6.7%         20,706
Financial Services                    6.3%         19,447
Electronic Equipment                  4.7%         14,666
Communication Equipment               4.2%         13,135
Insurance                             3.7%         11,641
Beverages                             3.6%         11,214
News Media                            3.4%         10,712
Consumer Goods                        2.5%          7,901
Semiconductors                        2.3%          6,796
Power Distribution                    2.2%          6,777
Computers                             2.1%          6,513
Real Estate                           2.0%          5,962
Automotive                            1.9%          6,040
Food Product Retailer                 1.8%          5,755
Engineering Services                  1.8%          5,601
Industrial Manufacturing              1.8%          5,451
Electrical Services                   1.5%          4,760
Business Services                     1.5%          4,748
Communications                        1.4%          4,426
Durable Goods                         1.3%          4,175
Cement                                1.1%          3,297
Chemicals                             1.1%          3,242
Water Supply                          1.0%          3,239
General Building Contractors          1.0%          3,200
Jewelry                               0.8%          2,580
Real estate                           0.7%          2,297
Machinery                             0.7%          2,226
Transportation                        0.5%          1,616
Heavy Construction                    0.5%          1,560
Commercial Physical &
   Biological                         0.3%          1,051
                                     -----       --------
TOTAL COMMON STOCK                   91.3%        284,286
CASH EQUIVALENT                       7.9%         24,340
                                     -----       --------
TOTAL INVESTMENTS                    99.2%        308,626
                                     -----       --------
OTHER ASSETS AND
     LIABILITIES, NET                 0.8%          2,585
                                    ------       --------
NET ASSETS                          100.0%       $311,211
                                    ======       ========

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                       PARKSTONE SMALL CAPITALIZATION FUND
================================================================================


MAY 31, 2000
                                         NUMBER      VALUE
                                        OF SHARES     (000)
                                        ---------    ------
COMMON STOCK -- 87.8%
AIR TRANSPORTATION -- 1.1%
  Atlas Air* .........................    88,600     $  2,868
                                                     --------
BANKS -- 1.2%
  Cullen/Frost Bankers ...............   111,800        2,963
                                                     --------
BROADCASTING, NEWSPAPERS &
   ADVERTISING -- 0.9%
  Citadel Communications* ............    45,400        1,819
  Spanish Broadcasting Systems,
   Cl A*# ............................    29,400          500
                                                     --------
                                                        2,319
                                                     --------
BUILDING & CONSTRUCTION SUPPLIES -- 2.0%
  Insituform Technologies* ...........    57,900        2,001
  Trex*# .............................    67,600        3,008
                                                     --------
                                                        5,009
                                                     --------
BUSINESS SERVICES -- 0.6%
  American Management
   Systems* ..........................    39,861        1,492
                                                     --------
COMMUNICATIONS EQUIPMENT -- 7.8%
  Audiocodes* ........................    26,000        1,900
  C-COR Electronics* .................    89,900        1,978
  Commscope* .........................   156,600        6,049
  Digital Microwave*# ................    65,000        1,816
  Mercury Computer Systems* ..........    73,800        2,315
  Sawtek* ............................    71,550        4,602
  Tut Systems*# ......................    27,800        1,439
                                                     --------
                                                       20,099
                                                     --------
COMPUTER COMMUNICATIONS EQUIPMENT -- 5.5%
  Act Manufacturing*# ................    87,000        2,741
  Anadigics* .........................    31,700        1,100
  Optimal Robotics* ..................    86,700        2,915
  Paradyne Networks* .................    70,000        1,969
  Rsa Security* ......................    50,175        2,888
  Sonicwall* .........................    42,400        2,555
                                                     --------
                                                       14,168
                                                     --------
COMPUTER SERVICES -- 0.9%
  Advanced Digital Information* ......    94,000        1,198
  Intranet Solutions*# ...............    45,000          894
  Sequoia Software*# .................    30,000          203
                                                     --------
                                                        2,295
                                                     --------
COMPUTER SOFTWARE -- 4.9%
  Allaire* ...........................    30,000        1,247
  Iona Technologies ..................    25,750        1,125
  Mercury Interactive* ...............    19,000        1,610
  Micromuse* .........................    18,500        1,842
  Novadigm* ..........................    80,900        1,047
  Onyx Software* .....................    74,000        1,258
  Remedy* ............................    76,000        3,154
  Visual Networks*# ..................    27,000        1,340
                                                     --------
                                                       12,623
                                                     --------

                                         NUMBER       VALUE
                                        OF SHARES      (000)
                                        ---------     ------
COMMON STOCK -- CONTINUED
DRUGS & HEALTH CARE -- 1.3%
  Tanox* .............................    66,000     $  3,337
                                                     --------
ELECTRONICS -- 2.7%
  CTS ................................    53,000        2,925
  Gentex* ............................    80,000        2,480
  Titan* .............................    43,600        1,564
                                                     --------
                                                        6,969
                                                     --------
ENTERTAINMENT -- 1.3%
  Macrovision* .......................    48,400        3,382
                                                     --------
FINANCIAL SERVICES -- 1.9%
  Dain Rauscher ......................    29,000        1,729
  Metris .............................    83,000        3,071
                                                     --------
                                                        4,800
                                                     --------
GAS & NATURAL GAS -- 1.7%
  Nicor ..............................   112,000        4,109
  Southwest Gas ......................    18,800          361
                                                     --------
                                                        4,470
                                                     --------
MEASURING DEVICES -- 0.6%
  Molecular Devices* .................    28,400        1,516
                                                     --------
MEDICAL & MEDICAL SERVICES -- 10.6%
  Arthrocare* ........................    16,600        1,415
  Aspect Medical Systems*# ...........    35,000          997
  Avigen*# ...........................    35,500        1,056
  Caliper Technologies* ..............    35,000        1,437
  Cardiodynamics International* ......   295,000        1,715
  Cytyc*# ............................    55,000        2,760
  Datascope ..........................    71,000        2,671
  Endocare* ..........................    95,400        1,646
  Hooper Holmes ......................   284,400        2,915
  Human Genome Sciences*# ............    18,000        1,579
  Incyte Pharmaceuticals* ............     9,500          501
  Millennium Pharmaceutical*# ........    38,600        3,228
  PolyMedica* ........................    79,000        2,103
  Priority Healthcare, Cl B* .........    63,100        3,218
                                                     --------
                                                       27,241
                                                     --------
PETROLEUM & FUEL PRODUCTS -- 10.0%
  Cal Dive International* ............    57,500        2,649
  Cross Timbers Oil ..................    90,000        1,828
  Global Industries* .................   339,450        5,983
  Pride International* ...............   216,500        5,507
  UTI Energy* ........................   116,000        4,959
  Veritas DGC* .......................   174,000        4,807
                                                     --------
                                                       25,733
                                                     --------
PHARMACEUTICALS -- 2.7%
  King Pharmaceuticals*#                  88,100        4,713
  Sicor*#                                272,000        2,329
                                                     --------
                                                        7,042
                                                     --------

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                       PARKSTONE SMALL CAPITALIZATION FUND
================================================================================


MAY 31, 2000
                                         NUMBER       VALUE
                                        OF SHARES      (000)
                                        ---------     ------
COMMON STOCK -- CONTINUED
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.8%
  Concord Camera* ....................   114,500      $ 1,939
                                                     --------
PRINTING & PUBLISHING -- 0.6%
  Valassis Communications* ...........    47,600        1,571
                                                     --------
PROFESSIONAL SERVICES -- 1.0%
  Corporate Executive Board* .........    45,200        2,475
                                                     --------
RESTAURANTS -- 1.8%
  Jack in the Box* ...................   190,500        4,727
                                                     --------
RETAIL -- 6.1%
  99 Cents Only Stores*# .............    57,600        2,070
  BJ's Wholesale Club* ...............    98,600        3,057
  Michaels Stores*# ..................    80,000        3,425
  Rex Stores* ........................    56,000        1,183
  Too* ...............................   108,250        2,774
  Tweeter Home Entertainment
   Group* ............................   105,000        3,058
                                                     --------
                                                       15,567
                                                     --------
SEMI-CONDUCTORS/INSTRUMENTS -- 13.1%
  ASM International N.V.* ............   120,000        3,105
  Asyst Technologies* ................    27,000        1,090
  Burr-Brown*# .......................    41,500        2,363
  Credence Systems* ..................    45,000        2,461
  Cymer* .............................    49,000        1,547
  Exar* ..............................    58,500        4,022
  Helix Technology ...................    38,600        1,315
  Integrated Device Technology* ......    62,000        2,941
  Integrated Silicon Solutions* ......   102,000        3,028
  Metalink Limited*# .................    82,000        2,050
  Netsilicon* ........................    50,600          727
  PRI Automation, Cl A*# .............    40,100        2,061
  Silicon Storage Technology* ........    39,700        2,948
  Transwitch* ........................    45,150        2,828
  Zoran*# ............................    29,400        1,154
                                                     --------
                                                       33,640
                                                     --------
TELEPHONE & TELECOMMUNICATION -- 5.6%
  Alamosa Pcs Holdings* ..............    45,000          675
  ICG Communications*# ...............   128,000        2,406
  Intermedia*# .......................    81,000        2,025
  Leap Wireless International* .......    24,500        1,078
  Mastec* ............................    66,300        4,533
  SBA Communications* ................   100,000        3,725
                                                     --------
                                                       14,442
                                                     --------
TRANSPORTATION -- 1.1%
  CH Robinson Worldwide ..............    60,000        2,696
                                                     --------
TOTAL COMMON STOCK
   (Cost $160,473) .............................      225,383
                                                     --------

                                       NUMBER OF      VALUE
                                     SHARES/PAR (000) (000)
                                     ---------------  ------
CASH EQUIVALENT -- 3.8%
  Goldman Sachs
    Financial Square Prime Obligation
    Money Market Fund ................ 9,724,000     $  9,724
                                                     --------
TOTAL CASH EQUIVALENT
   (Cost $9,724) ...............................        9,724
                                                     --------
REPURCHASE AGREEMENT-- 7.8%
  Prudential 6.400% (dated 5/31/00,
    matures 06/01/00, repurchase price
    $20,003,556; collateralized by
    FHLMC and FNMA obligations:
    total market value $20,405,509 ...   $20,000       20,000
                                                     --------
TOTAL REPURCHASE AGREEMENT
   (Cost $20,000) ..............................       20,000
                                                     --------
TOTAL INVESTMENTs -- 99.4%
   (Cost $190,197) .............................     $255,107
                                                     ========
OTHER ASSETS AND LIABILITIES,
   Net -- 0.6% ..................................       1,453
                                                     --------
NET ASSETS:
  Portfolio Shares of Institutional
   (unlimited authorization --  no
   par value) based on 7,525,603
   outstanding shares of beneficial
   interest ....................................     $ 87,583
  Portfolio Shares of Investor A
   (unlimited authorization --  no
   par value) based on 1,715,264
   outstanding shares of beneficial
   interest ....................................       30,480
  Portfolio Shares of Investor B
   (unlimited authorization --  no
   par value) based on 767,093
   outstanding shares of beneficial
   interest ....................................       32,767
  Accumulated net realized gain
   on investments and futures ..................       40,820
  Net unrealized appreciation on
   investments .................................       64,910
                                                     --------
TOTAL NET ASSETS -- 100.0% ......................    $256,560
                                                     ========

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                       PARKSTONE SMALL CAPITALIZATION FUND
================================================================================


MAY 31, 2000


NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- INSTITUTIONAL ....................   $25.88
                                                 ======
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- INVESTOR A .............   $25.25
                                                 ======
MAXIMUM OFFERING PRICE
   PER SHARE -- INVESTOR A
   ($25.25 / 94.5%) ..........................   $26.72
                                                 ======
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- INVESTOR B ..............  $24.06
                                                 ======

----------------------------------
* NON-INCOME PRODUCING SECURITY.
# SECURITY FULLY OR PARTIALLY ON LOAN.
CL--CLASS
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                          PARKSTONE EQUITY INCOME FUND
================================================================================


MAY 31, 2000
                                         NUMBER       VALUE
                                        OF SHARES      (000)
                                        ---------     ------
COMMON STOCK -- 95.6%
AEROSPACE -- 4.3%
  General Dynamics ..................     66,600      $ 3,934
  Northrop Grumman# .................     55,100        4,222
  United Technologies ...............     33,200        2,007
                                                      -------
                                                       10,163
                                                      -------
AUTOMOTIVE -- 3.1%
  Ford ..............................     48,700        2,365
  General Motors# ...................     25,100        1,773
  Genuine Parts .....................     82,500        1,970
  TRW ...............................     26,700        1,295
                                                      -------
                                                        7,403
                                                      -------
BANKS -- 11.7%
  Bank of America ...................     83,079        4,616
  Charter One Financial .............    193,300        4,398
  Comerica ..........................     46,400        2,349
  PNC ...............................     70,100        3,531
  Southtrust ........................    152,800        4,135
  SunTrust ..........................     76,800        4,589
  UnionBanCal .......................    122,700        4,202
                                                      -------
                                                       27,820
                                                      -------
BUILDING & CONSTRUCTION SUPPLIES -- 1.0%
  Masco .............................     83,300        1,640
  Sherwin Williams ..................     29,300          681
                                                      -------
                                                        2,321
                                                      -------
CHEMICALS -- 2.3%
  Dow ...............................     29,600        3,169
  E.I. DuPont de Nemours ............     24,000        1,176
  RPM ...............................    111,400        1,086
                                                      -------
                                                        5,431
                                                      -------
COMPUTERS -- 1.9%
  Hewlett Packard ...................     19,000        2,282
  International Business
   Machines .........................     20,900        2,243
                                                      -------
                                                        4,525
                                                      -------
DIVERSIFIED MANUFACTURING -- 1.7%
  Emerson Electric ..................     31,300        1,847
  Minnesota Mining &
   Manufacturing ....................     26,000        2,229
                                                      -------
                                                        4,076
                                                      -------
DRUGS & HEALTH CARE -- 1.1%
  American Home Products ............     46,600        2,511
                                                      -------
ELECTRICAL SERVICES -- 3.5%
  Consolidated Edison ...............     34,300        1,119
  Dominion Resources of
   Virginia .........................     45,992        2,104

                                         NUMBER       VALUE
                                        OF SHARES      (000)
                                        ---------     ------
COMMON STOCK -- CONTINUED
ELECTRICAL SERVICES -- CONTINUED
  Duke Energy .......................     29,700      $ 1,730
  FPL Group .........................     30,100        1,490
  LG&E Energy .......................     52,400        1,241
  Texas Utilities ...................     16,200          579
                                                      -------
                                                        8,263
                                                      -------
FINANCIAL SERVICES -- 4.3%
  Citigroup .........................     54,400        3,383
  Fannie Mae ........................     64,400        3,872
  Freddie Mac .......................     64,200        2,857
                                                      -------
                                                       10,112
                                                      -------
FOOD & BEVERAGE -- 3.5%
  Flowers Industries ................    105,400        1,904
  General Mills .....................     97,800        3,881
  Sara Lee ..........................    145,200        2,614
                                                      -------
                                                        8,399
                                                      -------
GAS & NATURAL GAS -- 2.7%
  Enron .............................     73,100        5,327
  KeySpan# ..........................     32,200          982
                                                      -------
                                                        6,309
                                                      -------
HANDTOOLS & GENERAL HARDWARE -- 1.8%
  Fortune Brands ....................    104,300        2,777
  Snap-On Tools .....................     58,000        1,490
                                                      -------
                                                        4,267
                                                      -------
HOUSEHOLD PRODUCTS -- 0.4%
  Maytag ............................     29,400          963
                                                      -------
INSURANCE -- 6.1%
  Allstate ..........................     49,566        1,313
  Chubb .............................     37,000        2,590
  Cigna .............................     33,200        2,949
  Marsh & McLennan ..................     31,200        3,434
  Metlife*# .........................    153,600        3,149
  St. Paul ..........................     25,500          956
                                                      -------
                                                       14,391
                                                      -------
MACHINERY -- 1.6%
  Caterpillar .......................     29,600        1,132
  Deere .............................     33,600        1,396
  Pall ..............................     60,000        1,260
                                                      -------
                                                        3,788
                                                      -------
MEDICAL & MEDICAL SERVICES -- 1.0%
  Baxter International ..............     37,200        2,474
                                                      -------
METALS & MINING -- 2.3%
  Alcoa .............................     62,500        3,652
  USX-U.S. Steel Group ..............     83,700        1,888
                                                      -------
                                                        5,540
                                                      -------

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                          PARKSTONE EQUITY INCOME FUND
================================================================================


MAY 31, 2000
                                         NUMBER       VALUE
                                        OF SHARES      (000)
                                        ---------     ------
COMMON STOCK -- CONTINUED
MISCELLANEOUS MANUFACTURING -- 0.5%
  Textron ...........................     19,300     $  1,211
                                                     --------
OFFICE & BUSINESS EQUIPMENT -- 2.3%
  Pitney Bowes ......................     62,200        2,706
  Xerox .............................     98,600        2,675
                                                     --------
                                                        5,381
                                                     --------
PAPER & FOREST PRODUCTS -- 2.5%
  Bowater ...........................     11,600          600
  Kimberly-Clark ....................     29,900        1,809
  Temple-Inland .....................     19,700          979
  Westvaco ..........................     37,200        1,121
  Weyerhaeuser ......................     29,000        1,439
                                                     --------
                                                        5,948
                                                     --------
PETROLEUM & FUEL PRODUCTS -- 0.9%
  Burlington Resources ..............     48,900        2,237
                                                     --------
PETROLEUM REFINING -- 13.1%
  BP Amoco, ADR .....................     85,836        4,667
  Chevron ...........................     55,000        5,084
  Conoco ............................     98,000        2,793
  Exxon Mobil .......................     97,635        8,134
  Royal Dutch Petroleum, ADR ........     51,800        3,234
  Texaco ............................     74,000        4,250
  Ultramar Diamond Shamrock .........    108,400        2,812
                                                     --------
                                                       30,974
                                                     --------
PRINTING & PUBLISHING -- 1.0%
  Knight-Ridder .....................     20,600        1,092
  New York Times, Cl A ..............     30,400        1,167
                                                     --------
                                                        2,259
                                                     --------
PROFESSIONAL SERVICES -- 2.8%
  Dun & Bradstreet ..................     78,600        2,417
  Halliburton .......................     81,600        4,162
                                                     --------
                                                        6,579
                                                     --------
REAL ESTATE INVESTMENT TRUSTS -- 3.7%
  Arden Realty ......................    122,100        2,808
  Developers Diversified Realty .....     79,000        1,141
  Duke Weeks Realty .................    122,700        2,646
  Kimco Realty# .....................     30,400        1,231
  Mack-Cali Realty ..................     33,200          896
                                                     --------
                                                        8,722
                                                     --------
RETAIL -- 3.0%
  Intimate Brands ...................     65,980        1,555
  May Department Stores .............     84,150        2,530
  Nordstrom .........................     40,900        1,028
  Sears Roebuck .....................     51,050        1,886
                                                     --------
                                                        6,999
                                                     --------

                                         NUMBER       VALUE
                                        OF SHARES      (000)
                                        ---------     ------
COMMON STOCK -- CONTINUED
SPECIALTY MACHINERY -- 1.6%
  Cooper Industries .................     38,700     $  1,296
  Hubbell ...........................     45,100        1,189
  Thomas & Betts ....................     49,100        1,393
                                                     --------
                                                        3,878
                                                     --------
STEEL & STEEL WORKS -- 0.3%
  Nucor .............................     18,500          719
                                                     --------
TELEPHONE & TELECOMMUNICATION -- 8.6%
  AT&T ..............................    127,900        4,437
  Bell Atlantic .....................     38,500        2,036
  BellSouth .........................     87,000        4,062
  GTE ...............................     80,300        5,079
  SBC Communications ................    111,161        4,856
                                                     --------
                                                       20,470
                                                     --------
TOBACCO -- 0.7%
  UST ...............................     99,700        1,657
                                                     --------
UTILITIES -- 0.3%
  American Water Works ..............     30,200          706
                                                     --------
TOTAL COMMON STOCK
   (Cost $201,766) .............................      226,496
                                                     --------
PREFERRED STOCK -- 1.7%
FINANCIAL SERVICES -- 1.3%
  American General Delaware, CV
   to 1.2288 Shares .................     38,500        3,041
                                                     --------
PAPER & FOREST PRODUCTS -- 0.4%
  International Paper, CV
   to .9259 Shares* .................     21,200          877
                                                     --------
TOTAL PREFERRED STOCK
   (Cost $3,969) ...............................        3,918
                                                     --------
CASH EQUIVALENT -- 2.6%
  Goldman Sachs Financial Square
    Prime Obligation Money Market
    Fund ............................  6,304,403        6,304
                                                     --------
TOTAL CASH EQUIVALENT
   (Cost $6,304) ...............................        6,304
                                                     --------
TOTAL INVESTMENTS -- 99.9%
   (Cost $212,039) .............................     $236,718
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- 0.1% .................................          213
                                                     --------

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                          PARKSTONE EQUITY INCOME FUND
================================================================================


MAY 31, 2000
                                                      VALUE
                                                      (000)
                                                     ------
NET ASSETS:
  Portfolio Shares of Institutional
   (unlimited authorization --  no
   par value) based on 18,565,892
   outstanding shares of beneficial
   interest .........................                $136,632
  Portfolio Shares of Investor A
   (unlimited authorization -- no
   par value) based on 4,275,390
   outstanding shares of
   beneficial interest ..............                  55,625
  Portfolio Shares of Investor B
   (unlimited authorization --  no
   par value) based on 1,372,942
   outstanding shares of beneficial
   interest .........................                  22,426
  Undistributed net investment income                     208
  Accumulated net realized loss
   on investments and futures .......                  (2,639)
  Net unrealized appreciation on
   investments ......................                  24,679
                                                     --------
TOTAL NET ASSETS -- 100.0%...........                $236,931
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- INSTITUTIONAL ...........                   $9.77
                                                     ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- INVESTOR A .....                   $9.86
                                                     ========
MAXIMUM OFFERING PRICE PER
   SHARE -- INVESTOR A
   ($9.86 / 94.5%) ..................                  $10.43
                                                     ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- INVESTOR B ....                   $9.72
                                                     ========


------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
# SECURITY FULLY OR PARTIALLY ON LOAN.
CV--CONVERTIBLE
ADR--AMERICAN DEPOSITORY RECEIPT

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                          PARKSTONE EQUITY INCOME FUND
================================================================================


MAY 31, 2000
                                         NUMBER       VALUE
                                        OF SHARES      (000)
                                        ---------     ------
COMMON STOCK -- 41.1%
AEROSPACE -- 1.1%
  General Dynamics ..................     11,700     $    691
  Northrop Grumman ..................      9,300          713
  United Technologies ...............      4,100          248
                                                     --------
                                                        1,652
                                                     --------
AUTOMOTIVE -- 0.8%
  General Motors ....................      5,500          388
  Genuine Parts .....................     24,400          583
  TRW ...............................      5,800          281
                                                     --------
                                                        1,252
                                                     --------
BANKS -- 2.4%
  Bank of America ...................     14,300          795
  Charter One Financial .............     24,100          548
  Imperial Bancorp* .................         81            1
  PNC ...............................     14,500          730
  Southtrust ........................     17,300          468
  SunTrust ..........................      7,200          430
  UnionBanCal .......................     17,300          593
                                                     --------
                                                        3,565
                                                     --------
BUILDING & CONSTRUCTION SUPPLIES -- 0.4%
  Masco .............................     21,800          429
  Trex* .............................      4,150          185
                                                     --------
                                                          614
                                                     --------
CHEMICALS -- 0.8%
  Dow ...............................      7,500          803
  RPM ...............................     35,300          344
                                                     --------
                                                        1,147
                                                     --------
COMMUNICATIONS EQUIPMENT -- 1.1%
  C-COR Electronics* ................      5,300          117
  Commscope* ........................      9,250          357
  Mercury Computer Systems* .........      4,350          136
  Nortel Networks ...................      4,030          219
  Qualcomm* .........................      9,000          597
  Sawtek* ...........................      4,250          273
                                                     --------
                                                        1,699
                                                     --------
COMPUTER COMMUNICATIONS EQUIPMENT -- 0.2%
  Optimal Robotics* .................      5,150          173
  Sonicwall* ........................      2,850          172
                                                     --------
                                                          345
                                                     --------
COMPUTER HARDWARE -- 2.2%
  Cisco Systems* ....................     34,300        1,953
  EMC* ..............................     10,700        1,245
                                                     --------
                                                        3,198
                                                     --------

                                         NUMBER       VALUE
                                        OF SHARES      (000)
                                        ---------     ------
COMMON STOCK -- CONTINUED
COMPUTER SERVICES -- 0.1%
  Business Objects* .................      1,500     $    120
                                                     --------
COMPUTER SOFTWARE -- 1.3%
  Mercury Interactive* ..............      3,750          318
  Micromuse* ........................      3,200          319
  Microsoft* ........................     20,500        1,283
  Onyx Software* ....................      3,400           58
                                                     --------
                                                        1,978
                                                     --------
DIVERSIFIED MANUFACTURING -- 2.0%
  General Electric ..................     44,700        2,352
  Minnesota Mining &
   Manufacturing ....................      6,600          566
                                                     --------
                                                        2,918
                                                     --------
DRUGS & HEALTH CARE -- 1.6%
  Pfizer ............................     26,700        1,190
  Warner-Lambert ....................      9,100        1,111
                                                     --------
                                                        2,301
                                                     --------
ELECTRICAL SERVICES -- 0.8%
  Consolidated Edison ...............     13,700          447
  Dominion Resources
   of Virginia ......................     10,300          471
  LG&E Energy .......................     10,500          249
                                                     --------
                                                        1,167
                                                     --------
ELECTRONICS -- 0.2%
  CTS ...............................      3,150          174
  Titan* ............................      2,600           93
                                                     --------
                                                          267
                                                     --------
ENTERTAINMENT -- 0.2%
  Macrovision* ......................      4,200          293
                                                     --------
FINANCIAL SERVICES -- 1.6%
  Citigroup .........................      7,900          491
  Fannie Mae ........................     11,100          667
  Freddie Mac .......................     10,700          476
  J.P. Morgan .......................      5,200          670
                                                     --------
                                                        2,304
                                                     --------
FOOD & BEVERAGE -- 0.7%
  General Mills .....................     15,500          615
  Sara Lee ..........................     21,600          389
                                                     --------
                                                        1,004
                                                     --------
GAS & NATURAL GAS -- 0.6%
  Enron .............................     12,500          911
                                                     --------
HANDTOOLS & GENERAL HARDWARE -- 0.4%
  Fortune Brands ....................     21,200          564
                                                     --------

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                       PARKSTONE BALANCED ALLOCATION FUND
================================================================================


MAY 31, 2000
                                         NUMBER         VALUE
                                        OF SHARES       (000)
                                        ---------      ------
COMMON STOCK -- CONTINUED
INSURANCE -- 2.9%
  American General ..................      8,100       $  519
  American International Group ......     13,525        1,522
  Chubb .............................     13,500          945
  Cigna .............................      9,300          826
  Metlife* ..........................     23,200          476
                                                       ------
                                                        4,288
                                                       ------
MACHINERY -- 0.3%
  Caterpillar .......................     10,100          386
                                                       ------
MEDICAL & MEDICAL SERVICES -- 0.2%
  Hooper Holmes .....................     13,700          140
  PolyMedica* .......................      5,500          146
                                                       ------
                                                          286
                                                       ------
METALS & MINING -- 0.6%
  Alcoa .............................     14,500          847
                                                       ------
MISCELLANEOUS MANUFACTURING -- 1.2%
  Textron ...........................      5,600          351
  Tyco International ................     31,200        1,468
                                                       ------
                                                        1,819
                                                       ------
OFFICE & BUSINESS EQUIPMENT -- 0.6%
  Pitney Bowes ......................      9,700          422
  Xerox .............................     14,800          401
                                                       ------
                                                          823
                                                       ------
PAPER & FOREST PRODUCTS -- 0.6%
  Kimberly-Clark ....................      4,000          242
  Weyerhaeuser ......................     12,100          600
                                                       ------
                                                          842
                                                       ------
PETROLEUM & FUEL PRODUCTS -- 0.2%
  Veritas DGC* ......................      9,200          254
                                                       ------
PETROLEUM REFINING -- 3.2%
  Chevron ...........................     14,100        1,303
  Conoco ............................     17,300          493
  Exxon Mobil .......................     16,500        1,375
  Texaco ............................     16,900          971
  Ultramar Diamond Shamrock .........     18,900          490
                                                       ------
                                                        4,632
                                                       ------
PHARMACEUTICALS -- 0.3%
  King Pharmaceuticals* .............      5,200          278
  Titan Pharmaceuticals* ............      8,250          209
                                                       ------
                                                          487
                                                       ------
PRINTING & PUBLISHING -- 1.0%
  Knight-Ridder .....................      7,700          408
  Time Warner .......................     13,200        1,042
                                                       ------
                                                        1,450
                                                       ------

                                         NUMBER         VALUE
                                        OF SHARES       (000)
                                        ---------      ------
COMMON STOCK -- CONTINUED
PROFESSIONAL SERVICES -- 0.3%
  Corporate Executive Board* ........      1,300       $   71
  Diamond Technology Partners* ......      1,550           98
  Dun & Bradstreet ..................      8,500          261
                                                       ------
                                                          430
                                                       ------
REAL ESTATE INVESTMENT TRUSTS -- 0.9%
  Arden Realty ......................     21,200          488
  Developers Diversified Realty .....     12,900          186
  Duke Realty .......................     30,000          647
                                                       ------
                                                        1,321
                                                       ------
RETAIL -- 1.8%
  Home Depot ........................     19,587          956
  May Department Stores .............     19,700          592
  Nordstrom .........................      8,100          204
  Too* ..............................      7,400          190
  Wal-Mart ..........................     12,500          720
                                                       ------
                                                        2,662
                                                       ------
SEMI-CONDUCTORS/INSTRUMENTS -- 5.4%
  Altera* ...........................     11,600          996
  Analog Devices* ...................     17,500        1,348
  ASM International N.V.* ...........      7,100          184
  Burr-Brown* .......................      4,450          253
  Credence Systems* .................      4,800          263
  Cymer* ............................      2,100           66
  Exar* .............................      5,200          358
  Flextronics International* ........      2,496          136
  Helix Technology ..................      1,850           63
  Integrated Device Technology* .....      3,650          173
  Integrated Silicon Solutions* .....     11,000          327
  Intel .............................     17,300        2,157
  PRI Automation, Cl A* .............      2,400          123
  Silicon Storage Technology* .......      2,350          175
  Texas Instruments .................     16,800        1,214
  Transwitch* .......................      2,650          166
                                                       ------
                                                        8,002
                                                       ------
SPECIALTY MACHINERY -- 0.7%
  Cooper Industries .................     10,500          352
  Hubbell ...........................     11,100          293
  Thomas & Betts ....................     12,700          360
                                                       ------
                                                        1,005
                                                       ------
TELEPHONE & TELECOMMUNICATION -- 2.2%
  AT&T ..............................     15,600          541
  Audiovox, Cl A* ...................      2,050           39
  BellSouth .........................     13,100          612
  GTE ...............................     10,000          633
  Mastec* ...........................      3,950          270
  SBA Communications* ...............      5,900          220
  SBC Communications ................     21,000          917
                                                       ------
                                                        3,232
                                                       ------

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                       PARKSTONE BALANCED ALLOCATION FUND
================================================================================


MAY 31, 2000
                                         NUMBER         VALUE
                                        OF SHARES       (000)
                                        ---------      ------
COMMON STOCK -- CONTINUED
TOBACCO -- 0.2%
  UST ...............................     20,600       $  342
                                                       ------
TOTAL COMMON STOCK
   (Cost $43,203) ..............................       60,407
                                                       ------
FOREIGN COMMON STOCK -- 14.5%
AUSTRALIA -- 0.1%
  National Australia Bank* ..........      8,314          124
                                                       ------
AUSTRIA -- 0.1%
  Mayr Melnhof Karton* ..............      3,728          178
                                                       ------
CANADA -- 0.1%
  Talisman Energy* ..................      3,250          105
                                                       ------
DENMARK -- 0.1%
  Novo-Nordisk, Series B ............        877          146
                                                       ------
FINLAND -- 0.5%
  Nokia, ADR ........................     12,221          636
  Sonera Oyj ........................      2,347          119
                                                       ------
                                                          755
                                                       ------
FRANCE -- 2.2%
  Alcatel ...........................      2,550          142
  Altran Technologies ...............      1,797          406
  Aventis ...........................      4,706          307
  Axa ...............................      2,707          401
  Bouygues* .........................        257          160
  Castorama Dubois ..................      1,389          353
  Coflexip Stena Offshore ...........        613           72
  France Telecom ....................        668           98
  Louis Vuitton-Moet Hennessy* ......        376          154
  Societe Television Francaise ......        132           85
  STMicroelectronics# ...............      1,956          117
  Thomson Multimedia* ...............      2,105          220
  Total Fina Elf, Cl B* .............      2,871          455
  Valeo .............................      1,991          101
  Vivendi ...........................      2,030          219
                                                       ------
                                                        3,290
                                                       ------
GERMANY -- 1.2%
  Allianz*# .........................        747          271
  Brainpool TV* .....................        263           24
  Consors Discount-Broker* ..........        851           81
  Deutsche Bank# ....................      3,358          261
  Deutsche Telekom ..................      4,297          270
  Epcos* ............................      1,685          208
  HypoVereinsbank ...................      1,944          127
  Infineon Technologies* ............        816           54
  Infineon Technologies, ADR* .......        155           10
  Muenchener Rueckversicher* ........        533          157
  Siemens ...........................      2,085          310
                                                       ------
                                                        1,773
                                                       ------

                                         NUMBER         VALUE
                                        OF SHARES       (000)
                                        ---------      ------
FOREIGN COMMON STOCK -- CONTINUED
HONG KONG -- 0.5%
  Cheung Kong* ......................     12,318       $  113
  China Telecom (Hong Kong)* ........     26,240          196
  HSBC Holdings* ....................     12,266          135
  Hutchison Whampoa* ................     16,240          187
  Johnson Electric Holdings* ........     20,515          152
                                                       ------
                                                          783
                                                       ------
IRELAND -- 0.0%
  Parthus Technologies* .............      2,200            5
                                                       ------
ITALY -- 0.7%
  Assicurazioni Generali# ...........      6,349          192
  Bipop-Carire ......................     15,280          139
  Bulgari* ..........................     12,781          161
  Saipem* ...........................     29,605          149
  Telecom Italia* ...................     19,750          274
  Telecom Italia Mobile*# ...........     13,860          145
                                                       ------
                                                        1,060
                                                       ------
JAPAN -- 2.7%
  Canon* ............................      3,000          138
  Chugai Pharmaceutical*# ...........     17,604          301
  Fanuc .............................        666           58
  Fuji Bank* ........................     25,000          193
  NEC* ..............................     14,642          371
  Nikko Securities ..................     15,849          147
  NTT Docomo* .......................         20          516
  Sanyo Electric ....................     21,000          155
  Sekisui House* ....................     21,930          213
  Seven-Eleven ......................      1,719          152
  SMC ...............................      1,429          251
  Softbank# .........................        507           78
  Sony* .............................      2,037          184
  Takeda Chemical Industries* .......      5,250          358
  Tokyo Electron ....................      1,636          223
  Toyota Motor* .....................      6,417          291
  Yahoo Japan* ......................          1          329
                                                       ------
                                                        3,958
                                                       ------
MEXICO -- 0.1%
  Cemex, ADR* .......................      4,773          101
                                                       ------
NETHERLANDS -- 0.9%
  Aegon .............................      3,784          137
  Heineken* .........................      4,484          231
  ING Groep* ........................      3,697          222
  Philips Electronics ...............      4,800          215
  Qiagen, ADR* ......................        400           61
  Royal Dutch Petroleum* ............      3,764          233
  Unilever ..........................      5,526          282
                                                       ------
                                                        1,381
                                                       ------

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                       PARKSTONE BALANCED ALLOCATION FUND
================================================================================


MAY 31, 2000
                                         NUMBER         VALUE
                                        OF SHARES       (000)
                                        ---------      ------
FOREIGN COMMON STOCK -- CONTINUED
NORWAY -- 0.3%
  Norsk Hydro* ......................      6,053       $  234
  Tomra Systems .....................     10,200          217
                                                       ------
                                                          451
                                                       ------
SINGAPORE -- 0.4%
  City Developments .................     28,947           97
  DBS Group Holdings ................     18,981          190
  Singapore Press Holdings* .........     15,351          231
                                                       ------
                                                          518
                                                       ------
SOUTH KOREA -- 0.2%
  Korea Electric Power, ADR .........      4,899           77
  Samsung Electronics, ADR* .........        657          106
  SK Telecom, ADR ...................      3,000          120
                                                       ------
                                                          303
                                                       ------
SPAIN -- 0.3%
  Banco Santander Central
   Hispano ..........................     10,877          107
  Endesa* ...........................      5,263          110
  Telefonica* .......................     10,478          216
  Terra Networks* ...................        483           22
                                                       ------
                                                          455
                                                       ------
SWEDEN -- 0.2%
  LM Ericsson, ADR ..................     12,648          259
                                                       ------
SWITZERLAND -- 0.9%
  Adecco ............................        152          121
  Credit Suisse Group*# .............        882          165
  Holderbank Financiere Glarus* .....        201          237
  Julius Baer Holdings ..............         80          288
  Nestle*# ..........................         73          140
  Novartis* .........................        148          219
  Roche Holding* ....................         18          191
                                                       ------
                                                        1,361
                                                       ------
TAIWAN -- 0.2%
  Taiwan Semiconductor, ADR* ........      6,201          219
                                                       ------
UNITED KINGDOM -- 2.8%
  Abbey National ....................     11,184          149
  Amvescap ..........................     10,771          142
  Barclays ..........................      8,571          224
  Bass ..............................      8,252           91
  BOC Group .........................      4,567           64
  BP Amoco ..........................     23,997          219
  BP Amoco, ADR .....................     14,051          764
  British Telecom ...................      1,044           15
  Colt Telecom Group* ...............      1,971           70
  Compass Group .....................     20,938          235
  Diageo* ...........................     34,193          293

                                         NUMBER OF      VALUE
                        MATURITY     SHARES/PAR (000)   (000)
                        --------     ----------------  ------
FOREIGN COMMON STOCK -- CONTINUED
UNITED KINGDOM -- CONTINUED
  Energis* ..........................      3,066       $  117
  Invensys ..........................     36,380          126
  Marconi ...........................      9,860          119
  National Grid Holdings ............     24,262          187
  Pearson ...........................      8,759          265
  Ryanair Holdings* .................     13,333          108
  Scottish Power ....................     16,666          133
  SmithKline Beecham ................      6,077           78
  Standard Chartered ................      6,656           86
  Vodafone Group ....................    128,597          589
                                                       ------
                                                        4,074
                                                       ------
TOTAL FOREIGN COMMON STOCK
   (Cost $17,058) ..............................       21,299
                                                       ------
CORPORATE BONDS -- 6.4%
BANKS -- 0.9%
  First Chicago Bank One
      6.875% ............. 06/15/03       $  600          581
  First Union
      6.950% ............. 11/01/04          705          681
                                                       ------
                                                        1,262
                                                       ------
BUILDING & CONSTRUCTION -- 0.4%
  Armstrong World
      7.450% ............. 05/15/29          945          638
                                                       ------
COMPUTER SOFTWARE -- 0.8%
  Computer Associates
      6.250% ............. 04/15/03        1,275        1,200
                                                       ------
ELECTRICAL SERVICES -- 0.3%
  Western Resources
      6.875% ............. 08/01/04          515          433
                                                       ------
FINANCIAL SERVICES -- 0.5%
  Ford Motor Credit
      7.375% ............. 10/28/09          800          763
                                                       ------
INSURANCE -- 0.4%
  Conseco
      8.750% ............. 02/09/04          670          462
  Fairfax Financial Holdings
      7.375% ............. 04/15/18          250          178
                                                       ------
                                                          640
                                                       ------
LEISURE -- 0.5%
  Hasbro
      7.950% ............. 03/15/03          775          770
                                                       ------

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                       PARKSTONE BALANCED ALLOCATION FUND
================================================================================


MAY 31, 2000

                                           PAR          VALUE
                         MATURITY         (000)         (000)
                         --------       ---------      ------
CORPORATE BONDS -- CONTINUED
REAL ESTATE INVESTMENT TRUSTS -- 1.2%
  Arden Realty (A)
      8.875% ............. 03/01/05       $  670      $   653
  United Dominion Realty
      8.625% ............. 03/15/03        1,050        1,040
                                                      -------
                                                        1,693
                                                      -------
RETAIL -- 0.7%
  J.C. Penney
      6.125% ............. 11/15/03          300          264
      7.600% ............. 04/01/07          845          710
                                                      -------
                                                          974
                                                      -------
STEEL & STEEL WORKS -- 0.2%
  Worthington Industries
      6.700% ............. 12/01/09          355          320
                                                      -------
WHOLESALE -- 0.5%
  Arrow Electronic
      6.875% ............. 06/01/18          835          724
                                                      -------
TOTAL CORPORATE BONDS
   (Cost $10,185) ..............................        9,417
                                                      -------
ASSET BACKED SECURITIES -- 5.7%
  Capital One Master Trust,
    Series 2000-1, Cl A
      7.100% ............. 04/17/06          825          818
  Champion Home Equity Loan Trust,
    Series 1997-2, Cl A5
      6.710% ............. 09/25/29          350          334
  DVI Receivables, Series 2000-1, Cl A4
      7.780% ............. 06/14/08          600          598
  First Security Auto Owner Trust,
    Series 1999-1, Cl A4
      5.740% ............. 06/15/04        1,180        1,144
  Flagship Auto Receivables Owner
    Trust, Series 1999-2, Cl A3
      6.835% ............. 11/18/04          290          286
  IMC Home Equity Loan Trust,
    Series 1997-7, Cl A5
      6.760% ............. 10/20/20        1,600        1,561
  Metris Master Trust, Series
    1997-1, Cl A
      6.870% ............. 10/20/05          645          638
  New Century Home Equity Loan
    Trust, Series 1997-NC6, Cl A6
      7.010% ............. 05/25/26        1,000          956
  Residential Funding Mortgage
    Securities I, Series 2000-HI1, Cl AI2
      7.580% ............. 09/25/10          690          683

                                           PAR          VALUE
                         MATURITY         (000)         (000)
                         --------       ---------      ------
ASSET BACKED SECURITIES -- CONTINUED
  Saxon Asset Security Trust,
    Series 1999-3, Cl AF6
      7.525% ............. 06/25/14      $   700      $   682
  Vanderbilt Mortgage Finance,
    Series 2000-B, Cl A3
      8.255% ............. 05/07/17          610          609
                                                      -------
TOTAL ASSET BACKED SECURITIES
   (Cost $8,491) ...............................        8,309
                                                      -------
COLLATERALIZED MORTGAGE
  OBLIGATIONS -- 3.7%
  Credit Suisse First Boston Mortgage
    Securities, Series 1997-C1, Cl A1C
      7.240% ............. 04/20/07        1,200        1,162
  PNC Trust, Series 1998-7, Cl A5
      6.750% ............. 09/25/28        1,748        1,586
  Prudential Securities Secured
    Financing, Series 1998-C1, Cl A1A3
      6.350% ............. 09/15/07        1,130        1,049
  Prudential Securities Secured
    Financing, Series 1999-NRF1, Cl A2
      6.480% ............. 01/15/09          215          196
  Prudential Securities Secured
    Financing, Series 1998-C1, Cl A1B
      6.506% ............. 07/15/08          600          551
  Residential Asset Securitization Trust,
    Series 2000-A3, Cl A2
      8.000% ............. 05/25/30          873          867
                                                      -------
TOTAL COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (Cost $5,684) ...............................        5,411
                                                      -------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- 10.4%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.3%
      6.000% ............. 08/01/28          481          432
      6.500% ............. 06/01/29          372          344
      7.000% ............. 09/01/27        2,790        2,660
                                                      -------
                                                        3,436
                                                      -------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-- 7.0%
      6.500% . 09/15/23 to 06/15/29        2,579        2,427
      7.500% . 09/15/02 to 08/15/25        7,444        7,326
      8.000% ............. 01/15/30          514          516
                                                      -------
                                                       10,269
                                                      -------

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                       PARKSTONE BALANCED ALLOCATION FUND
================================================================================


MAY 31, 2000

                                         NUMBER OF     VALUE
                         MATURITY    SHARES/PAR (000)  (000)
                         --------    ---------------- ------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- CONTINUED
UNITED STATES DEPARTMENT OF VETERAN AFFAIRS -- 1.1%
      6.500% ............. 06/15/25       $  985     $    909
      7.250% ............. 12/15/15          743          740
                                                     --------
                                                        1,649
                                                     --------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS
   (Cost $15,612) ..............................       15,354
                                                     --------
U.S. TREASURY OBLIGATIONS -- 8.8%
U.S. TREASURY BOND -- 3.8%
      6.250% ............. 08/15/23        5,675        5,606
                                                     --------
U.S. TREASURY NOTES -- 5.0%
      6.125% ............. 08/15/07          855          836
      6.250% ............. 10/31/01        6,525        6,481
                                                     --------
                                                        7,317
                                                     --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $12,865) ..............................       12,923
                                                     --------
CASH EQUIVALENT -- 4.0%
  Goldman Sachs Financial Square
    Prime Obligation Money Market
    Fund ............................  5,846,000        5,846
                                                     --------
TOTAL CASH EQUIVALENT
   (Cost $5,846) ...............................        5,846
                                                     --------
REPURCHASE AGREEMENT -- 5.3%
  Prudential 6.400% (dated 05/31/00,
    matures 06/01/00, repurchase
    price $7,801,387; collateralized
    by FHLMC obligations: market
    value $7,970,500) ...............    $ 7,800        7,800
                                                     --------
TOTAL REPURCHASE AGREEMENT
   (Cost $7,800) ...............................        7,800
                                                     --------
TOTAL INVESTMENTS -- 99.9%
   (Cost $126,744) .............................     $146,766
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- 0.1% .................................          217
                                                     --------

                                                       VALUE
                                                       (000)
                                                      ------
NET ASSETS:
  Portfolio Shares of Institutional
   (unlimited authorization --  no
   par value) based on 9,291,113
   outstanding shares of beneficial
   interest ....................................     $ 96,085
  Portfolio Shares of Investor A
   (unlimited authorization -- no
   par value) based on 911,640
   outstanding shares of beneficial
   interest ....................................        9,745
  Portfolio Shares of Investor B
   (unlimited authorization -- no
   par value) based on 352,183
   outstanding shares of beneficial
   interest ....................................        4,503
  Distributions in excess of net
   investment income ...........................          (21)
  Accumulated net realized gain
   on investments and futures ..................       16,649
  Net unrealized appreciation on
   investments .................................       20,022
                                                     --------
TOTAL NET ASSETS -- 100.0% .....................     $146,983
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL ...............................       $13.92
                                                     ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- INVESTOR A ...............       $13.94
                                                     ========
MAXIMUM OFFERING PRICE
   PER SHARE -- INVESTOR A
   ($13.94 / 95.25%) ...........................       $14.64
                                                     ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- INVESTOR B ...............       $13.94
                                                     ========

------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
# SECURITY FULLY OR PARTIALLY ON LOAN.
(A) PRIVATE PLACEMENT SECURITY
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                               PARKSTONE BOND FUND
================================================================================


MAY 31, 2000

                                           PAR         VALUE
                         MATURITY         (000)        (000)
                         --------        -------      -------
CORPORATE BONDS -- 20.8%
BANKS -- 2.3%
  First Chicago Bank One
      6.875%               06/15/03       $3,370      $ 3,265
  First Union
      6.950%               11/01/04        3,945        3,812
                                                      -------
                                                        7,077
                                                      -------
BUILDING & CONSTRUCTION -- 1.8%
  Armstrong World
      7.450% ............. 05/15/29        6,915        4,668
  Pulte
      7.000% ............. 12/15/03          965          907
                                                      -------
                                                        5,575
                                                      -------
CONSULTING SERVICES -- 0.3%
  Comdisco
      6.000% ............. 01/30/02        1,000          965
                                                      -------
ELECTRICAL SERVICES -- 1.2%
  Western Resources
      6.875% ............. 08/01/04        4,525        3,801
                                                      -------
FINANCIAL SERVICES -- 1.7%
  Ford Motor Credit Global
      6.700% ............. 07/16/04        5,420        5,190
                                                      -------
INSURANCE -- 3.6%
  Anthem Insurance (B)
      9.125% ............. 04/01/10        6,000        5,453
  Conseco
      8.750% ............. 02/09/04        3,700        2,553
  Fairfax Financial Holdings
      7.375% ............. 04/15/18        4,375        3,117
                                                      -------
                                                       11,123
                                                      -------
LEISURE -- 1.3%
  Hasbro
      7.950% ............. 03/15/03        3,965        3,944
                                                      -------
METAL PROCESSORS & FABRICATION -- 1.1%
  Precision Castparts (B)
      8.750% ............. 03/15/05        3,300        3,275
                                                      -------
REAL ESTATE INVESTMENT TRUSTS -- 2.0%
  Arden Realty (B)
      8.875% ............. 03/01/05        3,115        3,037
  EOP Operating LP
      8.375% ............. 03/15/06        1,850        1,827
  United Dominion Realty
      8.625% ............. 03/15/03        1,200        1,189
                                                      -------
                                                        6,053
                                                      -------

                                           PAR         VALUE
                         MATURITY         (000)        (000)
                         --------        -------     -------
CORPORATE BONDS -- CONTINUED
RETAIL -- 2.6%
  J.C. Penney
      6.125% ............. 11/15/03       $2,745      $ 2,412
      7.600% ............. 04/01/07        6,680        5,611
                                                      -------
                                                        8,023
                                                      -------
STEEL & STEEL WORKS -- 0.5%
  Worthington Industries
      6.700% ............. 12/01/09        1,705        1,541
                                                      -------
WHOLESALE -- 2.4%
  Arrow Electronic
      6.875% ............. 06/01/18        4,715        4,087
  Universal
      8.500% ............. 02/28/03        3,225        3,284
                                                      -------
                                                        7,371
                                                      -------
TOTAL CORPORATE BONDS
   (Cost $68,801) ..............................       63,938
                                                      -------
ASSET BACKED SECURITIES -- 16.9%
  Amresco Residential Mortgage,
    Series 1997-1, Cl B1A (A)
      4.710% ............. 03/25/27        2,432        2,380
  Amresco Securitized Net Interest
    Margin, Series 1999-1A, Cl A
      9.100% ............. 09/27/29        3,945        3,630
  Capital One Master Trust,
    Series 2000-1, Cl A
      7.100% ............. 04/17/06        2,400        2,378
  Champion Home Equity Loan Trust,
    Series 1997-2, Cl A5
      6.710% ............. 09/25/29        1,965        1,875
  Continental Auto Receivables,
    Series 2000-A, Cl A3
      7.380% ............. 02/15/04        3,250        3,238
  DVI Receivables, Series 2000-1, Cl A4
      7.780% ............. 06/14/08          800          797
  First Security Auto Owner Trust,
    Series 1999-1, Cl A4
      5.740% ............. 06/15/04        5,260        5,101
  Flagship Auto Receivables Owner
    Trust, Series 1999-2, Cl A3
      6.835% ............. 11/18/04        1,600        1,578
  IMC Home Equity Loan Trust,
    Series 1997-7, Cl A5
      6.760% ............. 10/20/20        7,790        7,599
  Metris Master Trust,
    Series 1997-1, Cl A
      6.870% ............. 10/20/05        3,385        3,353

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                               PARKSTONE BOND FUND
================================================================================


MAY 31, 2000

                                           PAR         VALUE
                         MATURITY         (000)        (000)
                         --------        -------      -------
ASSET BACKED SECURITIES -- CONTINUED
  New Century Home Equity Loan
    Trust, Series 1997-NC6, Cl A6
      7.010% ............. 05/25/26       $4,550      $ 4,349
  Option One Mortgage Loan Trust,
    Series 2000-1, Cl M2 (A)
      6.940% ............. 04/25/30        2,000        1,996
  Pegasus Aviation Lease
    Securitization, Series 1999-1,
    Cl A1 (B)
      6.300% ............. 03/25/29        4,168        3,974
  Residential Funding Mortgage
    Securities I, Series 2000-HI1, Cl AI2
      7.580% ............. 09/25/10        3,500        3,463
  Saxon Asset Security Trust,
    Series 1999-3, Cl AF6
      7.525% ............. 06/25/14        3,460        3,369
  Vanderbilt Mortgage Finance,
    Series 2000-B, Cl A3
      8.255% ............. 05/07/17        2,795        2,788
                                                      -------
TOTAL ASSET BACKED SECURITIES
   (Cost $53,162) ..............................       51,868
                                                      -------
COLLATERALIZED MORTGAGE
  OBLIGATIONS -- 12.5%
  Credit Suisse First Boston Mortgage
    Securities, Series 1997-C1, Cl A1C
      7.240% ............. 04/20/07        9,000        8,717
  GE Capital Mortgage Services,
    Series 1999-15, Cl A1
      6.750% ............. 08/25/29        4,487        4,305
  Housing Securities, Series 1993-G,
    Cl G9
      7.500% ............. 01/25/09        3,719        3,677
  Housing Securities, Series 1994-I,
    Cl A15
      7.500% ............. 03/25/09          996          982
  PNC Trust, Series 1998-7, Cl A5
      6.750% ............. 09/25/28        6,418        5,821
  Prudential Securities Secured
    Financing, Series 1998-C1, Cl A1A3
      6.350% ............. 09/15/07        5,780        5,365
  Prudential Securities Secured
    Financing, Series 1998-C1, Cl A1B
      6.506% ............. 07/15/08 .      6,500        5,964
  Prudential Securities Secured
    Financing, Series 1999-NRF1, Cl A2
      6.480% ............. 01/15/09           90           82



COLLATERALIZED MORTGAGE
  OBLIGATIONS -- CONTINUED
  Residential Asset Securitization
    Trust, Series 2000-A3, Cl A2
      8.000% ............. 05/25/30       $3,514      $ 3,489
                                                      -------
TOTAL COLLATERIZED
   MORTGAGE OBLIGATIONS
   (Cost $39,883) ..............................       38,402
                                                      -------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- 29.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.6%
      7.000% ............. 11/01/28        3,150        3,002
      9.000% ............. 05/01/20          596          616
      9.500% ............. 10/01/20        1,388        1,461
                                                      -------
                                                        5,079
                                                      -------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 8.6%
      6.000% . 07/01/28 to 03/01/29       18,482       16,599
      6.500% . 08/01/27 to 08/01/29        7,473        6,931
      9.000% . 08/01/09 to 11/01/24        2,682        2,774
                                                      -------
                                                       26,304
                                                      -------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 16.2%
      6.500% . 09/15/23 to 06/15/29       24,984       23,423
      7.500% . 04/15/23 to 12/15/29       24,261       23,877
      8.000% ............. 01/15/30        2,310        2,317
                                                      -------
                                                       49,617
                                                      -------
UNITED STATES DEPARTMENT OF VETERAN AFFAIRS -- 3.0%
      6.500% ............. 06/15/25        5,455        5,032
      7.250% ............. 12/15/15        4,065        4,050
                                                      -------
                                                        9,082
                                                      -------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS
   (Cost $93,078) ..............................       90,082
                                                      -------

                             See Accompanying Notes
                                       51

                             STATEMENT OF NET ASSETS
                               PARKSTONE BOND FUND
================================================================================


MAY 31, 2000
                                    PAR (000)/NUMBER   VALUE
                          MATURITY     OF SHARES       (000)
                          --------- ---------------- --------
U.S. TREASURY OBLIGATIONS -- 18.4%#
U.S. TREASURY BOND-- 8.8%
      6.250% ............. 08/15/23    $  27,400     $ 27,066
                                                     --------
U.S. TREASURY INFLATIONARY PROTECTION SECURITY -- 1.6%#
      3.625% ............. 04/15/28        5,277        4,963
                                                     --------
U.S. TREASURY NOTES -- 8.0%#
    6.125% ............... 08/15/07        1,480        1,447
    6.250% ............... 10/31/01       22,395       22,245
    6.500% ............... 05/15/05          785          783
                                                     --------
                                                       24,475
                                                     --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $56,027) ..............................       56,504
                                                     --------
CASH EQUIVALENT -- 2.1%
  Goldman Sachs Financial Square
    Prime Obligation Money Market
    Fund ..........................    6,350,000        6,350
                                                     --------
TOTAL CASH EQUIVALENT
   (Cost $6,350) ...............................        6,350
                                                     --------
TOTAL INVESTMENTS -- 100.1%
   (Cost $317,301) .............................     $307,144
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- (0.1%) ...............................         (226)
                                                     --------
NET ASSETS:
  Portfolio Shares of Institutional
   (unlimited authorization --  no par value)
   based on 32,047,263 outstanding shares of
   beneficial interest .........................     $323,815
  Portfolio Shares of Investor A
   (unlimited authorization -- no par value)
   based on 1,120,974 outstanding shares of
   beneficial interest .........................       11,486
  Portfolio Shares of Investor B
   (unlimited authorization -- no par value)
   based on 259,406 outstanding shares of
   beneficial interest .........................        2,496
  Distributions in excess of net
   investment income ...........................          (45)
  Accumulated net realized loss
   on investments ..............................      (20,677)
  Net unrealized depreciation on investments ...      (10,157)
                                                     --------
TOTAL NET ASSETS -- 100.0% .....................     $306,918
                                                     ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- INSTITUTIONAL ......................        $9.18
                                                     ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- INVESTOR A ...............        $9.13
                                                     ========
MAXIMUM OFFERING PRICE PER
   SHARE -- INVESTOR A
   ($9.13  / 95.25%) ...........................        $9.59
                                                     ========
NET ASSET VALUE AND  OFFERING
   PRICE PER SHARE -- INVESTOR B ...............        $9.15
                                                     ========

--------------------------------------------------------
# SECURITY FULLY OR PARTIALLY ON LOAN.
(A) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2000.
(B) PRIVATE PLACEMENT SECURITY
CL--CLASS
                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
               PARKSTONE INTERMEDIATE GOVERNMENT OBLIGATIONS FUND
================================================================================

MAY 31, 2000

                                           PAR         VALUE
                          MATURITY        (000)        (000)
                          ---------      -------      -------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 53.9%
FEDERAL HOME LOAN BANK -- 5.9%
      5.530% ............. 01/15/03      $ 5,000      $ 4,789
                                                      -------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.2%
      8.000% ............. 05/01/17          360          364
      8.750% ............. 04/01/17          584          605
                                                      -------
                                                          969
                                                      -------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 29.9%
      6.000% ............. 02/01/29        1,419        1,275
      6.250%# ............ 11/15/02        5,000        4,884
      6.375% ............. 06/15/09       12,219       11,323
      6.500% ............. 02/01/28          922          857
      8.250% ............. 07/01/17          717          725
      8.500% ............. 02/01/25          818          835
      8.750% ............. 08/01/09          440          451
      9.000% ..08/01/09 to 01/01/10        1,612        1,666
     11.500%               05/01/10          469          503
     13.000%               08/15/15        1,644        1,860
                                                      -------
                                                       24,379
                                                      -------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 15.3%
      6.000% ............. 07/20/29        1,957        1,768
      6.500% ............. 04/15/29        5,932        5,554
      7.000% ............. 08/15/28        1,409        1,357
      9.000% ..09/15/04 to 07/15/09        1,374        1,418
      9.500% ..12/20/13 to 12/20/22        2,315        2,407
                                                      -------
                                                       12,504
                                                      -------
UNITED STATES DEPARTMENT OF VETERAN AFFAIRS -- 1.6%
      6.500% ............. 06/15/25        1,420        1,310
                                                      -------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS
   (COST $46,225) ..............................       43,951
                                                      -------
U.S. TREASURY OBLIGATIONS -- 42.9%
U.S. TREASURY INFLATIONARY PROTECTION SECURITY -- 6.3%
      3.625%# ............ 01/15/08        5,286        5,092
                                                      -------
U.S. TREASURY NOTES -- 36.6%
    5.750% ............... 11/15/00        5,500        5,485
    6.125%# .............. 12/31/01        1,500        1,486
    6.250%# .............. 10/31/01       13,000       12,913
    6.500% ............... 05/15/05       10,000        9,970
                                                      -------
                                                       29,854
                                                      -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $35,118) ..............................       34,946
                                                      -------

                                    PAR (000)/NUMBER   VALUE
                          MATURITY     OF SHARES       (000)
                          --------- ---------------- --------
COLLATERALIZED MORTGAGE
  OBLIGATIONS -- 1.7%
  Ryland Acceptance Corporation,
    Series 17, Cl D
      9.000% ............. 07/01/16      $ 1,291      $ 1,345
                                                      -------
TOTAL COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (Cost $1,355) ...............................        1,345
                                                      -------
CASH EQUIVALENT -- 1.1%
  Goldman Sachs Financial Square
    Government Money
    Market Fund ...................      913,325          913
                                                      -------
TOTAL CASH EQUIVALENT
   (Cost $913) .................................          913
                                                      -------
TOTAL INVESTMENTS -- 99.6%
   (Cost $83,611) ..............................      $81,155
                                                      =======
OTHER ASSETS AND LIABILITIES,
   NET -- 0.4% .................................          321
                                                      -------
NET ASSETS:
  Portfolio Shares of Institutional
   (unlimited authorization --  no par value)
   based on 7,746,979 outstanding shares of
   beneficial interest .........................      $87,327
  Portfolio Shares of Investor A
   (unlimited authorization -- no par value)
   based on 819,510 outstanding shares of
   beneficial interest .........................        9,987
  Portfolio Shares of Investor B
   (unlimited authorization -- no par value)
   based on 58,590 outstanding shares of
   beneficial interest .........................          570
  Distributions in excess of net investment
   income ......................................           (8)
  Accumulated net realized loss
   on investments ..............................      (13,944)
  Net unrealized depreciation on investments ...       (2,456)
                                                      -------
TOTAL NET ASSETS -- 100.0%                            $81,476
                                                      =======

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
               PARKSTONE INTERMEDIATE GOVERNMENT OBLIGATIONS FUND
================================================================================

MAY 31, 2000


NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   SHARE -- INSTITUTIONAL ......................        $9.45
                                                      =======
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- INVESTOR A ...............        $9.45
                                                      =======
MAXIMUM OFFERING PRICE PER
   SHARE -- INVESTOR A
   ($9.45  / 95.25%) ...........................        $9.92
                                                      =======
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- INVESTOR B ...............        $9.43
                                                      =======


----------------------------------
CL--CLASS
                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                      PARKSTONE LIMITED MATURITY BOND FUND
================================================================================

MAY 31, 2000
                                           PAR         VALUE
                          MATURITY        (000)        (000)
                          ---------      -------      -------
CORPORATE BONDS -- 51.1%
BEAUTY PRODUCTS -- 1.3%
  Dial
      6.625% ............. 06/15/03       $1,500      $ 1,440
                                                      -------
BUILDING & CONSTRUCTION -- 1.7%
  Centex (A)
      6.540% ............. 07/27/00        1,920        1,918
                                                      -------
COMPUTER SOFTWARE -- 2.5%
  Computer Associates
      6.250% ............. 04/15/03        2,975        2,800
                                                      -------
CONSULTING SERVICES -- 2.3%
  Comdisco
      5.950% ............. 04/30/02        2,600        2,496
                                                      -------
ELECTRICAL SERVICES -- 6.1%
  National Power
      7.125% ............. 07/11/01        5,000        4,972
  Western Resources
      6.875% ............. 08/01/04        2,150        1,806
                                                      -------
                                                        6,778
                                                      -------
FINANCIAL SERVICES -- 6.0%
  Case Credit
      6.120% ............. 08/01/01        4,000        3,900
  Centerpoint Properties, MTN
      7.900% ............. 01/15/03        2,800        2,747
                                                      -------
                                                        6,647
                                                      -------
INSURANCE -- 0.7%
  Conseco
      7.875% ............. 12/15/00        1,000          800
                                                      -------
LEISURE -- 1.3%
  Hasbro
      7.950% ............. 03/15/03        1,460        1,452
                                                      -------
OFFICE EQUIPMENT -- 0.5%
  Xerox
      5.250% ............. 12/15/03          600          549
                                                      -------
PAPER & PAPER PRODUCTS -- 3.6%
  Champion International
      9.700% ............. 05/01/01        1,500        1,521
  Temple-Inland
      7.250% ............. 09/15/04        2,500        2,423
                                                      -------
                                                        3,944
                                                      -------
REAL ESTATE INVESTMENT TRUSTS -- 10.3%
  Carramerica Realty
      6.625% ............. 10/01/00        4,520        4,500
  Franchise Financial
      7.000% ............. 11/30/00        5,000        4,972
  Prime Property Funding, Series II (B)
      6.800% ............. 08/15/02        1,095        1,062
      7.000% ............. 08/15/04          920          873
                                                      -------
                                                       11,407
                                                      -------

                                           PAR         VALUE
                          MATURITY        (000)        (000)
                          ---------      -------      -------
CORPORATE BONDS -- CONTINUED
RETAIL -- 6.8%
  Dillard
      6.310% ............. 08/01/02      $ 2,750      $ 2,543
      9.500% ............. 10/15/01        2,000        1,980
  J.C. Penney
      6.125% ............. 11/15/03        2,000        1,758
      7.250% ............. 04/01/02        1,350        1,293
                                                      -------
                                                        7,574
                                                      -------
RUBBER & PLASTIC -- 2.0%
  Armstrong World
      6.350% ............. 08/15/03        2,500        2,169
                                                      -------
TRANSPORTATION -- 2.4%
  General American Transportation
     10.125% ............. 03/15/02        2,600        2,691
                                                      -------
TRUCKING -- 2.0%
  JB Hunt
      6.000% ............. 12/12/00        2,250        2,239
                                                      -------
WHOLESALE -- 1.6%
  Universal
      8.500% ............. 02/28/03        1,765        1,797
                                                      -------
TOTAL CORPORATE BONDS
   (Cost $58,358) ..............................       56,701
                                                      -------
ASSET BACKED SECURITIES -- 30.7%
  Americredit Receivables Trust,
    Series 2000-A, Cl A3
      7.150% ............. 08/05/04        1,330        1,325
  Amresco, Series 1997-1, CL A (B)
      7.545% ............. 09/26/27        4,356        3,942
  Champion Home Equity Loan,
    Series 1998-1, Cl A2
      8.120% ............. 09/25/01       15,000        1,411
  Empire Funding, Series 1999-1,
    Cl A3
      6.440% ............. 04/25/13        2,500        2,406
  Flagship Auto Receivables
    Owner Trust, Series 1999-2, Cl A3
      6.835% ............. 11/18/04        6,000        5,919
  Green Tree Recreational
    Equipment & Consumer Trust,
    Series 1997-B
      6.550% ............. 07/15/28        1,637        1,603
  Metris Master Trust, Series 1997-1,
    Cl A
      6.870% ............. 10/20/05        1,195        1,184
  New Century Home Equity Loan
    Trust, Series 1997-NC6, Cl A6
      7.010% ............. 05/25/26        3,000        2,868
  Pegasus Aviation Lease
    Securitization,
    Series 1999-1, Cl A1 (B)
      6.300% ............. 03/25/29        2,551        2,433

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                      PARKSTONE LIMITED MATURITY BOND FUND
================================================================================

MAY 31, 2000
                                         NUMBER OF     VALUE
                          MATURITY   SHARES/PAR (000)  (000)
                          ---------  ---------------  -------
ASSET BACKED SECURITIES -- CONTINUED
  Saxon Asset Trust,
    Series 1997-17, CL AF3
      7.375% ............. 11/25/23       $3,688     $  3,661
  Union Acceptance,
    Series 1999-B, Cl A4
      6.110% ............. 09/08/05        1,505        1,464
  Westo, Series 1999-A, Cl A4
      5.700% ............. 11/20/03        6,000        5,806
                                                     --------
TOTAL ASSET BACKED SECURITIES
   (Cost $35,738) ..............................       34,022
                                                     --------
COLLATERALIZED MORTGAGE
  OBLIGATIONS -- 4.2%
  Merrill Lynch Mortgage Investors,
    Series 1996-C1, Cl A1
      7.150% ............. 04/25/28        1,925        1,895
  Residential Asset Securitization
    Trust, Series 1997-A1, Cl A1
      7.000% ............. 03/25/27          726          722
  Residential Asset Securitization
    Trust, Series 2000-A3, Cl A2
      8.000% ............. 05/25/30        2,067        2,052
                                                     --------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS
   (Cost $4,775) ...............................        4,669
                                                     --------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- 4.6%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.9%
      5.000% ............. 11/18/20        2,103        2,078
                                                     --------
UNITED STATES DEPARTMENT OF VETERAN AFFAIRS-- 2.7%
      6.500% ............. 01/15/06        3,100        2,979
                                                     --------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS
   (Cost $5,139) ...............................        5,057
                                                     --------
U.S. TREASURY NOTES -- 7.0%
      6.250%# ............ 10/31/01        7,900        7,847
                                                     --------
TOTAL U.S. TREASURY NOTES
   (Cost $7,878) ...............................        7,847
                                                     --------
CASH EQUIVALENT -- 1.6%
  Goldman Sachs Financial Square
    Prime Obligation Money Market
    Fund ..........................    1,832,000        1,832
                                                     --------

                                           PAR         VALUE
                          MATURITY        (000)        (000)
                          ---------      -------      -------
CASH EQUIVALENT -- CONTINUED
TOTAL CASH EQUIVALENT
   (Cost $1,832) ...............................      $ 1,832
                                                     --------
TOTAL INVESTMENTS -- 99.2%
   (Cost $113,720) .............................     $110,128
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- 0.8% .................................          849
                                                     --------
NET ASSETS:
  Portfolio Shares of Institutional
   (unlimited  authorization --  no par value)
   based on 11,059,528 outstanding shares of
   beneficial interest .........................     $113,318
  Portfolio Shares of Investor A
   (unlimited authorization -- no par value)
   based on 976,413 outstanding shares of
   beneficial interest .........................       10,996
  Portfolio Shares of Investor B
   (unlimited authorization -- no par value)
   based on 62,454 outstanding shares of
   beneficial interest .........................          611
  Undistributed net investment income ..........           39
  Accumulated net realized loss
   on investments ..............................      (10,395)
  Net unrealized depreciation on investments ...       (3,592)
                                                     --------
TOTAL NET ASSETS -- 100.0%                           $110,977
                                                     ========
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER SHARE -- INSTITUTIONAL ..................        $9.17
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- INVESTOR A ...............        $9.17
                                                     ========

MAXIMUM OFFERING PRICE
   PER SHARE -- INVESTOR A
   ($9.17 / 97.25%) ............................        $9.43
                                                     ========

NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- INVESTOR B ...............        $9.17
                                                     ========


------------------------------------------------
(A) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2000.
(B) PRIVATE PLACEMENT SECURITY
CL--CLASS
MTN--MEDIUM TERM NOTE
                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                     PARKSTONE NATIONAL TAX EXEMPT BOND FUND
================================================================================

MAY 31, 2000
                                          PAR          VALUE
                          MATURITY       (000)         (000)
                          ---------     --------      -------
MUNICIPAL BONDS -- 97.3%
ALASKA -- 1.5%
  Anchorage (GO) (MBIA)
      5.000% ............. 07/01/14      $ 1,100      $ 1,009
                                                      -------
ARKANSAS -- 0.3%
  Arkansas Development Finance
    Authority, Correction Facility
    (RB) (MBIA)
      4.800% ............. 11/15/06          200          194
                                                      -------
CONNECTICUT -- 5.5%
  Connecticut Clean Water Fund (RB)
      5.375% ............. 09/01/08        1,700        1,711
  Connecticut Special Tax Obligation
    Revenue (RB)
      6.375% ............. 06/01/05        1,770        1,883
                                                      -------
                                                        3,594
                                                      -------
DELAWARE -- 1.6%
  Delaware Transportation Authority,
    Transportation & Delaware
    Turnpike Revenue (RB) (ETM)
      7.800% ............. 07/01/04        1,000        1,059
                                                      -------
FLORIDA -- 5.1%
  Florida Board of Education (GO)
      9.125% ............. 06/01/14          135          174
  Florida Board of Education (GO) (ETM)
      6.900% ............. 05/01/03        2,000        2,102
  Tampa Sports Authority (RB) (MBIA)
      6.000% ............. 01/01/06        1,000        1,040
                                                      -------
                                                        3,316
                                                      -------
GEORGIA -- 8.4%
  Fayette County School District (GO)
      6.250% ............. 03/01/04        1,200        1,246
  Georgia (GO)
      6.500% ............. 01/01/12        2,000        2,170
  Georgia Municipal Electric Authority,
    Prerefunded 2/15/10 @ 100 (RB)
    (MBIA) Series X
      6.250% ............. 08/01/06        1,000        1,059
  Private Colleges & Universities
    Authority, Emory University
    Project (RB)
      5.375% ............. 11/01/05        1,000        1,014
                                                      -------
                                                        5,489
                                                      -------
GUAM -- 2.4%
  Guam Government Limited Obligation
    Highway (RB) (FSA)
      5.900% ............. 05/01/02        1,505        1,531
                                                      -------

                                          PAR          VALUE
                          MATURITY       (000)         (000)
                          ---------     --------      -------
MUNICIPAL BONDS -- CONTINUED
IDAHO -- 2.6%
  Canyon County School District
    No. 131 Nampa (GO) (MBIA)
      8.125% ............. 07/30/03       $1,560      $ 1,704
                                                      -------
ILLINOIS -- 1.9%
  Illinois Educational Facility Authority,
    Robert Morris College (RB) (MBIA)
      4.700% ............. 06/01/04          200          195
  Illinois Toll Road Authority (RB) (FSA)
      5.500% ............. 01/01/13        1,000        1,001
                                                      -------
                                                        1,196
                                                      -------
INDIANA -- 5.6%
  Fort Wayne, Redevelopment
    District (RB) (FSA)
      4.550% ............. 02/01/08          500          466
  Fort Wayne, South Side School
    Building Corporation (RB) (FSA) (A)
      4.700% ............. 07/15/10          750          691
  Fort Wayne, South Side School Building
    Corporation, First Mortgage
    (RB) (FSA) (A)
      4.750% ............. 07/15/11          500          459
  Hamilton, School Building
    Corporation, First Mortgage (RB)
      4.500% ............. 07/05/03          365          354
      4.550% ............. 07/05/04          300          288
  Indiana Office Building (RB) (A)
      4.150% ............. 07/01/04          400          378
  Steuben County, School Building
    Corporation, First Mortgage (RB)
      4.250% ............. 03/01/02          245          239
  Vinton-Tecumseh, School Building
    Corporation (RB) (A)
      4.350% ............. 01/05/04          495          472
  Vinton-Tecumseh, School Building
    Corporation, First Mortgage (RB) (A)
      4.450% ............. 01/05/05          300          284
                                                      -------
                                                        3,631
                                                      -------
KANSAS -- 1.7%
  Kansas Department of Transportation,
    Highway Revenue (RB)
      7.250% ............. 03/01/04        1,000        1,074
                                                      -------
KENTUCKY -- 5.0%
  Kentucky Turnpike Authority
    (RB) (AMBAC)
      6.500% ............. 07/01/07        3,000        3,214
                                                      -------

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                     PARKSTONE NATIONAL TAX EXEMPT BOND FUND
================================================================================

MAY 31, 2000

                                          PAR          VALUE
                          MATURITY       (000)         (000)
                          ---------     --------      -------
MUNICIPAL BONDS -- CONTINUED
MARYLAND -- 1.6%
  Washington Suburban Sanitation
    District, Prerefunded 11/01/01
    @ 102 (RB)
      6.500% ............. 11/01/01       $1,000      $ 1,040
                                                      -------
MINNESOTA -- 1.7%
  North St. Paul, Minnesota Maplewood
    Independent School District #622,
    Prerefunded 02/01/05 @ 100
    (GO) (MBIA)
      6.875% ............. 02/01/05        1,000        1,071
                                                      -------
MISSOURI -- 4.9%
  Missouri (GO)
      6.000% ............. 01/01/07        1,545        1,616
  Missouri Environmental Improvement
    & Energy Resources Authority
    Water Pollution (RB)
      7.000% ............. 10/01/10          495          508
      6.000% ............. 04/01/02        1,000        1,020
                                                      -------
                                                        3,144
                                                      -------
NEBRASKA -- 1.3%
  American Public Energy Agency,
    Gas Refunding (RB) (AMBAC)
      4.200% ............. 09/01/10        1,000          857
                                                      -------
NEW MEXICO -- 3.2%
  Albuquerque Water & Sewer (RB)
      6.000% ............. 07/01/05        1,000        1,037
      6.000% ............. 07/01/07        1,000        1,044
                                                      -------
                                                        2,081
                                                      -------
NEW YORK -- 8.7%
  Buffalo Sewer Authority (RB) (FGIC)
      6.000% ............. 07/01/13        1,300        1,358
  New York City (GO) (AMBAC)
      8.000% ............. 04/01/03        2,000        2,149
  Orange County (GO)
      5.000% ............. 07/15/11        2,225        2,114
                                                      -------
                                                        5,621
                                                      -------
OHIO -- 2.3%
  Cleveland City School District (GO) (ETM)
      8.000% ............. 12/01/01          550          574
  Cleveland, Non Tax Revenue, Cleveland
    Stadium, Series A (RB) (AMBAC)
      5.750% ............. 12/01/12          820          398
  Ohio Turnpike Commission Series A (RB)
      5.500% ............. 02/15/17          500          491
                                                      -------
                                                        1,463
                                                      -------

                                          PAR          VALUE
                          MATURITY       (000)         (000)
                          ---------     --------      -------
MUNICIPAL BONDS -- CONTINUED
OREGON -- 6.8%
  Deschutes & Jefferson Counties
    School District #2j Redmond
    (GO) (MBIA)
      6.000% ............. 06/01/03       $1,000      $ 1,029
  Washington County School
    District No. 48j Beaverton (GO)
      7.800% ............. 06/01/04        1,220        1,336
  Washington County Unified Sewer
    Agency (RB) (FGIC)
      5.750% ............. 10/01/08        2,000        2,055
                                                      -------
                                                        4,420
                                                      -------
PUERTO RICO -- 6.7%
  Puerto Rico, Electric Power
    Authority (RB) (MBIA)
      6.500% ............. 07/01/06        3,000        3,233
  University of Puerto Rico Series N
    (RB) (MBIA)
      6.250% ............. 06/01/07        1,000        1,071
                                                      -------
                                                        4,304
                                                      -------
TENNESSEE -- 6.3%
  Shelby County (GO)
      5.200% ............. 12/01/09        2,000        1,980
  Tennessee (GO)
      6.000% ............. 05/01/05        2,000        2,080
                                                      -------
                                                        4,060
                                                      -------
TEXAS -- 5.9%
  Dallas County (GO) (MBIA)
      5.000% ............. 02/15/09          600          583
  Dallas, Prerefunded 02/15/03
    @100 (GO)
      6.125% ............. 02/15/07        1,000        1,028
  Harris County Toll Roads
    Revenue (RB)
      6.500% ............. 08/15/15        1,540        1,592
  Robinson Independent School
    District (GO) (A)
      5.750% ............. 08/15/12          575          582
                                                      -------
                                                        3,785
                                                      -------
UTAH -- 0.5%
  Weber County Municipal Building
    Authority (RB) (MBIA)
      4.900% ............. 12/15/05          300          294
                                                      -------
VERMONT -- 2.2%
  Burlington Electric Revenue
    (RB) (MBIA)
      6.000% ............. 07/01/07        1,355        1,413
                                                      -------

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                     PARKSTONE NATIONAL TAX EXEMPT BOND FUND
================================================================================

MAY 31, 2000
                                     PAR (000)/NUMBER  VALUE
                          MATURITY       OF SHARES     (000)
                          ---------  ---------------- -------
 MUNICIPAL BONDS -- CONTINUED
 WISCONSIN -- 3.6%
  Cottage Grove (GO) (FSA)
      4.700% ............. 08/01/07      $   260       $  248
  Milwaukee (GO)
      6.000% ............. 02/01/07        2,000        2,083
                                                      -------
                                                        2,331
                                                      -------
TOTAL MUNICIPAL BONDS
   (Cost $63,349) ..............................       62,895
                                                      -------
CASH EQUIVALENT -- 1.2%
  Municipal Cash Mutual Fund Open
    Provident Investment
    Management ....................      806,000          806
                                                      -------
TOTAL CASH EQUIVALENT
   (Cost $806) .................................          806
                                                      -------
TOTAL INVESTMENTS -- 98.5%
   (Cost $64,155) ..............................      $63,701
                                                      =======
OTHER ASSETS AND LIABILITIES,
   NET -- 1.5% .................................          943
                                                      -------
NET ASSETS:
  Portfolio Shares of Institutional
   (unlimited authorization --  no par value)
   based on 6,155,258 outstanding shares of
   beneficial interest .........................      $62,182
  Portfolio Shares of Investor A
   (unlimited authorization -- no par value)
   based on 341,953 outstanding shares of
   beneficial interest .........................        3,758
  Portfolio Shares of Investor B
   (unlimited authorization -- no par value)
   based on 40,587 outstanding shares of
   beneficial interest .........................          428
  Distributions in excess of net
   investment income ...........................           (2)
  Accumulated net realized loss
   on investments ..............................       (1,268)
  Net unrealized depreciation on investments ...         (454)
                                                      -------
TOTAL NET ASSETS -- 100.0% .....................      $64,644
                                                      =======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   SHARE -- INSTITUTIONAL ......................        $9.89
                                                      =======
NET ASSET VALUE AND
   REDEMPTION PRICE PER
   SHARE -- INVESTOR A .........................        $9.89
                                                      =======
MAXIMUM OFFERING PRICE PER
   SHARE -- INVESTOR A
   ($9.89 / 95.25%) ............................       $10.38
                                                      =======
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- INVESTOR B ...............        $9.86
                                                      =======


------------------------------------------------
(A) SECURITY IS BACKED BY A LETTER OF CREDIT BACKED BY A MAJOR FINANCIAL INSTITUTION.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
ETM--ESCROW TO MATURITY
FGIC--FEDERAL GUARANTY INSURANCE COMPANY
FSA--FEDERAL SECURITY ASSURANCE
GO--GENERAL OBLIGATION
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION
RB--REVENUE BOND
                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                        PARKSTONE PRIME OBLIGATIONS FUND
================================================================================

MAY 31, 2000
                                           PAR         VALUE
                          MATURITY        (000)        (000)
                          ---------      -------      -------
COMMERCIAL PAPER+ -- 74.4%
AUTOMOTIVE -- 1.7%
  Daimler Chrysler
      6.120% ............. 06/28/00      $ 5,000     $  4,977
  GMAC
      5.900% ............. 07/25/00        5,000        4,956
                                                     --------
                                                        9,933
                                                     --------
BANKS -- 17.3%
  Abbey National
      6.080% ............. 06/27/00        5,000        4,978
      7.000% ............. 12/22/00        5,000        4,820
  Anz, Delaware
      6.100% ............. 06/26/00        5,000        4,979
  Den Danske
      5.850% ............. 06/16/00        5,000        4,988
      6.250% ............. 06/21/00        5,000        4,984
      6.710% ............. 11/20/00        4,500        4,356
  Deutsche Bank Financial
      5.870% ............. 06/28/00        5,000        4,978
      5.900% ............. 07/26/00       10,000        9,908
      6.120% ............. 07/06/00        5,000        4,970
Royal Bank of Canada
      5.960% ............. 10/23/00        5,000        4,881
      6.100% ............. 07/05/00        5,000        4,971
  Svenska Handlesbanken
      5.900% ............. 06/20/00        5,000        4,984
      5.940% ............. 07/18/00        5,000        4,961
      6.220% ............. 09/27/00        5,000        4,898
      6.790% ............. 09/20/00        5,000        4,905
  Toronto Dominion
      5.900% ............. 07/25/00        5,000        4,956
      6.000% ............. 10/20/00        5,000        4,883
      6.675% ............. 11/15/00        5,000        4,845
  UBS Financial
      6.100% ............. 07/05/00        5,000        4,971
                                                     --------
                                                       98,216
                                                     --------
CHEMICALS & ALLIED PRODUCTS -- 5.2%
  Akzo Nobel
      6.050% ............. 08/01/00        5,000        4,949
      6.090% ............. 06/19/00        5,000        4,985
      6.120% ............. 08/07/00        5,000        4,943
      6.150% ............. 07/07/00        5,000        4,969
  Clorox
      6.100% ............. 06/28/00        5,000        4,977
  Henkel
      6.650% ............. 08/17/00        5,000        4,936
                                                     --------
                                                       29,759
                                                     --------
COMMUNICATIONS EQUIPMENT -- 1.7%
  Bell Atlantic
      6.420% ............. 07/10/00        5,000        4,965
      6.550% ............. 07/20/00        5,000        4,955
                                                     --------
                                                        9,920
                                                     --------

                                           PAR         VALUE
                          MATURITY        (000)        (000)
                          ---------      -------      -------
COMMERCIAL PAPER+ -- CONTINUED
DIVERSIFIED -- 2.6%
  Bass Financial
      6.090% ............. 07/06/00      $ 5,000     $  4,970
  General Electric Capital
      5.990% ............. 06/14/00        5,000        4,989
      6.240% ............. 09/27/00        5,000        4,898
                                                     --------
                                                       14,857
                                                     --------
ELECTRICAL SERVICES -- 3.5%
  National Rural Utilities Cooperative
      6.100% ............. 09/12/00        5,000        4,913
      6.120% ............. 07/19/00        5,000        4,959
      6.200% ............. 10/12/00        5,000        4,886
      6.450% ............. 07/07/00        5,000        4,969
                                                     --------
                                                       19,727
                                                     --------
ELECTRONICS & OTHER ELECTRICAL EQUIPMENT -- 1.8%
  ABB Treasury Center USA
      6.770% ............. 06/01/00       10,000       10,000
                                                     --------
FABRICATED METAL PRODUCTS -- 1.1%
  Stanley Works
      6.010% ............. 06/19/00        6,450        6,430
                                                     --------
FINANCIAL CONDUIT -- 10.6%
  Centric Funding
      6.650% ............. 08/07/00        5,250        5,185
  Delaware Funding
      6.090% ............. 06/23/00        5,000        4,981
      6.110% ............. 07/06/00        5,000        4,970
      6.220% ............. 07/26/00        5,000        4,953
  Fountain Square
      5.850% ............. 09/13/00        5,000        4,911
      6.550% ............. 07/31/00        5,000        4,945
  Preferred Receivables
      6.160% ............. 07/20/00        5,000        4,958
      6.280% ............. 06/12/00        5,000        4,990
      6.520% ............. 07/19/00        5,480        5,436
  Southern
      6.530% ............. 06/01/00       15,000       15,000
                                                     --------
                                                       60,329
                                                     --------
FINANCIAL SERVICES -- 12.2%
  Corporate Asset Funding
      6.600% ............. 08/07/00        5,000        4,939
  Cregem Na
      6.650% ............. 12/13/00       10,000        9,650
  Cxc
      6.150% ............. 06/07/00        5,000        4,995
      6.200% ............. 07/12/00        5,000        4,965
      6.640% ............. 08/08/00        5,000        4,937
  Dresdner US Financial
      5.900% ............. 07/10/00        5,000        4,968
      6.440% ............. 08/01/00        5,000        4,945

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                        PARKSTONE PRIME OBLIGATIONS FUND
================================================================================
MAY 31, 2000
                                           PAR         VALUE
                          MATURITY        (000)        (000)
                          ---------      -------     --------
COMMERCIAL PAPER+ -- CONTINUED
  Galaxy Funding
      6.150% ............. 07/05/00      $ 5,000     $  4,971
      6.220% ............. 07/26/00        5,000        4,953
      6.170% ............. 07/12/00        5,000        4,965
  Merrill Lynch
      6.110% ............. 07/12/00        5,000        4,965
      6.160% ............. 08/09/00        5,000        4,941
      6.170% ............. 07/19/00        5,000        4,959
                                                     --------
                                                       69,153
                                                     --------
FOOD & KINDRED PRODUCTS -- 3.6%
  Archer Daniels Midland
      6.110% ............. 07/05/00        5,600        5,568
      6.120% ............. 07/06/00        5,000        4,970
  Diageo
      5.880% ............. 07/24/00        5,000        4,957
      6.000% ............. 10/18/00        5,000        4,884
                                                     --------
                                                       20,379
                                                     --------
GLASS PRODUCTS -- 0.9%
  Guardian Industries
      6.000% ............. 07/12/00        5,000        4,966
                                                     --------
HOUSEHOLD PRODUCTS -- 0.9%
  American Home Products
      6.550% ............. 07/12/00        5,000        4,963
                                                     --------
INSURANCE -- 6.1%
  ING Insurance
      6.090% ............. 06/19/00        5,000        4,985
      6.130% ............. 07/05/00        5,000        4,971
      6.280% ............. 07/06/00        5,000        4,970
      6.620% ............. 08/16/00        5,000        4,930
  Prudential Funding
      5.860% ............. 06/28/00        5,000        4,978
      5.900% ............. 07/12/00        5,000        4,966
      5.910% ............. 07/26/00        5,000        4,955
                                                     --------
                                                       34,755
                                                     --------
MACHINERY & EQUIPMENT -- 0.8%
  Caterpillar
      6.250% ............. 09/29/00        4,946        4,843
                                                     --------
OIL & GAS -- 0.9%
  Centric
      6.690% ............. 08/29/00        5,000        4,924
                                                     --------
PETROLEUM & FUEL PRODUCTS -- 1.8%
  Baker Hughes
      6.810% ............. 06/01/00       10,000       10,000
                                                     --------

                                           PAR         VALUE
                          MATURITY        (000)        (000)
                          ---------      -------     --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 1.7%
  Eastman Kodak
      6.540% ............. 08/08/00      $ 5,000     $  4,938
      6.620% ............. 08/17/00        5,000        4,929
                                                     --------
                                                        9,867
                                                     --------
TOTAL COMMERCIAL PAPER
   (Cost $423,021) .............................      423,021
                                                     --------
YANKEE CERTIFICATES OF DEPOSIT -- 4.4%
  Monogram Bank
      6.410% ............. 09/20/00        5,000        5,000
  Societe Generale, NY
      6.530% ............. 01/16/01        5,000        4,999
      6.550% ............. 01/31/01        5,000        4,999
  UBS Stamford
      5.600% ............. 06/14/00        5,000        5,000
      6.275% ............. 12/18/00        5,000        4,999
                                                     --------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (Cost $24,997) ..............................       24,997
                                                     --------
CERTIFICATES OF DEPOSIT -- 1.8%
  Bank America
      6.710% ............. 08/15/00        5,000        5,000
  National Westminster
      7.230% ............. 05/09/01        5,000        4,999
                                                     --------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $9,999) ...............................        9,999
                                                     --------
FLOATING RATE NOTES (A) -- 5.3%
  American Home Products
      6.130% ............. 07/10/00        5,000        5,000
  AT&T
      6.240% ............. 07/13/00        5,000        5,000
  Comerica
      6.153% ............. 09/01/00        5,000        4,999
  Daimler Chrysler N.A.
      6.304% ............. 07/06/00        5,000        4,999
  Travelers Funding
      6.624% ............. 08/17/00       10,000       10,000
                                                     --------
TOTAL FLOATING RATE NOTES
   (Cost $29,998) ..............................       29,998
                                                     --------

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                        PARKSTONE PRIME OBLIGATIONS FUND
================================================================================

MAY 31, 2000
                                           PAR         VALUE
                          MATURITY        (000)        (000)
                          ---------      -------     --------
U.S GOVERNMENT AGENCY
OBLIGATIONS -- 3.5%
  Student Loan Marketing
    Association, MTN (A)
      6.593% ............. 08/10/00      $10,000     $  9,999
      6.593% ............. 11/15/00       10,000        9,998
                                                     --------
TOTAL U.S GOVERNMENT AGENCY
   OBLIGATIONS
   (Cost $19,997) ..............................       19,997
                                                     --------
REPURCHASE AGREEMENT -- 10.9%
  JP Morgan 6.500% (dated 05/31/00,
    matures 06/01/00, repurchase price
    $62,068,205; collateralized by
    FHLB obligations: market value
    $63,297,955) ..................       62,057       62,057
                                                     --------
TOTAL REPURCHASE AGREEMENT
   (Cost $62,057) ..............................       62,057
                                                     --------
TOTAL INVESTMENTS -- 100.3%
   (Cost $570,069)* ............................     $570,069
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- (0.3%)                                       (1,833)
                                                     --------
NET ASSETS:
  Portfolio Shares of Institutional
   (unlimited authorization --  no par value)
   based on 554,205,614 outstanding shares of
   beneficial interest .........................     $554,206
  Portfolio Shares of Investor A
   (unlimited authorization -- no par value)
   based  on 13,570,777 outstanding shares of
   beneficial interest .........................       13,756
  Portfolio Shares of Investor B
   (unlimited authorization -- no par value)
   based on 261,155 outstanding shares of
   beneficial interest .........................          262
  Undistributed net investment income ..........            6
  Accumulated net realized gain
   on investments ..............................            6
                                                     --------
TOTAL NET ASSETS -- 100.0% .....................     $568,236
                                                     ========

NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER SHARE -- INSTITUTIONAL ..................        $1.00
                                                     ========
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER SHARE -- INVESTOR A .....................        $1.00
                                                     ========
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER SHARE -- INVESTOR B .....................        $1.00
                                                     ========


------------------------------------------------
*  ALSO COST FOR FEDERAL INCOME TAX PURPOSES
+ EFFECTIVE YIELD

(A) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF
    NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2000. THE MATURITY DATE SHOWN IS THE LONGER OF THE NEXT RESET DATE OR THE DATE IN WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND.
FHLB--FEDERAL HOME LOAN BANK.
MTN--MEDIUM TERM NOTE

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                             PARKSTONE TAX-FREE FUND
================================================================================

MAY 31, 2000
                                           PAR         VALUE
                          MATURITY        (000)        (000)
                          ---------     --------      -------
MUNICIPAL BONDS -- 98.7%
ARIZONA -- 5.6%
  Manicopa County, Pollution Control
    Revenue, Southern California
    Edison Project (TECP)
      3.850% ............. 06/30/00      $ 1,600      $ 1,600
      4.150% ............. 07/26/00        1,000        1,000
  Salt River Project, Agriculture
    Improvement & Power, District
    of Arizona (TECP)
      3.750% ............. 06/16/00        1,000        1,000
      4.011% ............. 07/20/00        1,000        1,000
                                                      -------
                                                        4,600
                                                      -------
COLORADO -- 2.4%
  Westminster, Industrial Development
    Ball Project (RB) (A)
      4.300% ............. 06/01/00        2,000        2,000
                                                      -------
CONNECTICUT -- 1.2%
  Connecticut State, Health &
    Education Facility, Yale University
    Project Series U2 (RB) (A)
      4.100% ............. 06/07/00        1,000        1,000
                                                      -------
FLORIDA -- 3.6%
  Gainesville, Utilities System (TECP)
      4.000% ............. 07/25/00        3,000        3,000
                                                      -------
GEORGIA -- 1.2%
  Georgia State, Municipal Electric
    Authority (TECP)
      3.600% ............. 06/08/00        1,000        1,000
                                                      -------
ILLINOIS -- 10.7%
  Illinois State, Financial Authority,
    Loyola Academy Project,
    Series A (RB) (A) (B)
      4.250% ............. 06/01/00        2,000        2,000
  Illinois State, Health Facilities
    Authority (RB) (A) (B) (FSA)
      4.150% ............. 06/01/00        2,000        2,000
  Illinois State, Health Facilities
    Authority, Advocate Healthcare
    Network Series B (RB) (A) (B)
      4.250% ............. 06/07/00        1,845        1,845
  University of Chicago, Illinois
    Education Facilities (TECP)
      4.750% ............. 01/26/01        3,000        3,000
                                                      -------
                                                        8,845
                                                      -------
INDIANA -- 5.3%
  Franklin County, Economic
    Development Authority, J&J
    Project (RB) (A)
      4.500% ............. 06/01/00          180          180

                                           PAR         VALUE
                          MATURITY        (000)        (000)
                          ---------     --------      -------
MUNICIPAL BONDS -- CONTINUED
INDIANA -- CONTINUED
  Indiana State, Health Facilities Finance
    Authority, Capital Access Project
    PGM 1997 (RB) (A) (B)
      4.250% ............. 06/07/00      $ 4,200      $ 4,200
                                                      -------
                                                        4,380
                                                      -------
LOUISIANA -- 3.6%
  Louisiana State, Parrish of St. James,
    Pollution Control Revenue,
    Texaco Project Series 1988A (RB)
      4.250% ............. 10/17/00        3,000        3,000
                                                      -------
MICHIGAN -- 15.8%
  Detroit, Sewer Dispense Series A (RB)
      4.100% ............. 07/01/00        2,000        2,000
  Jackson County, Economic
    Development Authority, Sealed
    Power Project (RB) (A)
      4.650% ............. 06/01/00        2,000        2,000
  Michigan State Building
    Series 2000 (TECP)
      4.800% ............. 09/12/00        2,000        2,000
  Michigan State, Consumers Power
    Company Project J (RB)
      4.350% ............. 06/15/00        1,800        1,800
  Michigan State, Detroit Edison
    Project (RB)
      4.350% ............. 09/01/00        4,300        4,300
  Michigan Technological University,
    Board of Control Series A (RB) (A) (B)
      4.250% ............. 06/01/00        1,000        1,000
                                                      -------
                                                       13,100
                                                      -------
MINNESOTA -- 2.7%
  Rochester, Healthcare Facility, Mayo
    Foundation (TECP)
      4.350% ............. 07/19/00        2,200        2,200
                                                      -------
MISSOURI -- 3.0%
  Missouri State, Health & Educational
    Facilities Authority, Washington
    University Project Series C (RB) (A)
      4.250% ............. 06/01/00        1,500        1,500
  Missouri State, Health & Educational
    Facility Authority Series D (RB)
      4.250% ............. 06/01/00        1,000        1,000
                                                      -------
                                                        2,500
                                                      -------
NORTH CAROLINA -- 7.2%
  Raleigh Durham, Airport Authority,
    American Airlines Project (RB) (A)
      4.350% ............. 06/01/00        4,000        4,000

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                             PARKSTONE TAX-FREE FUND
================================================================================

MAY 31, 2000
                                           PAR         VALUE
                          MATURITY        (000)        (000)
                          ---------     --------      -------
MUNICIPAL BONDS -- CONTINUED
NORTH CAROLINA -- CONTINUED
  University of North Carolina, Medical
    Care Clinic Project (RB) (A)
      4.150% ............. 06/07/00      $ 2,000      $ 2,000
                                                      -------
                                                        6,000
                                                      -------
OHIO -- 8.6%
  Columbus (GO) Series 1 (A)
      4.150% ............. 06/01/00        3,095        3,095
  Coshocton County Hospital (RB) (A)
      4.300% ............. 06/01/00        1,300        1,300
  Scioto County, Hospital Facilities,
    VHA Central Capital Asset Finance
    Program Series B (RB) (AMBAC)
      4.200% ............. 06/01/00        2,725        2,725
                                                      -------
                                                        7,120
                                                      -------
PENNSYLVANIA -- 7.6%
  Delaware County, Industrial
    Development Authority, UPS Project
    Series 1985 (RB) (A) (B)
      4.300% ............. 06/01/00        1,200        1,200
  Lehigh County General Purpose
    Series A (RB)
      4.350% ............. 06/01/00        1,700        1,700
  Pennsylvania State, Higher Education
    Authority, Carnegie Mellon
    University Project Series 1995-C (RB) (B)
      4.350% ............. 06/01/00        1,500        1,500
  Pennsylvania State, Higher
    Educational Facilities Authority,
    University of Pennsylvania, Health
    Services Project Series C (RB) (A) (B)
      4.300% ............. 06/01/00        1,000        1,000
  Quakertown, General Authority
     Series A (RB) (A)
      4.150% ............. 06/01/00          895          895
                                                      -------
                                                        6,295
                                                      -------
TENNESSEE -- 5.2%
  Metropolitan Government of
    Nashville & Davidson County,
    Health & Education Facilities
    Board, Vanderbilt University
    Series A (RB) (A) (B)
      4.300% ............. 06/01/00        3,000        3,000
  Tennessee State, School Bond
    Authority Series A (TECP)
      3.950% ............. 06/13/00        1,300        1,300
                                                      -------
                                                        4,300
                                                      -------
                                    PAR (000)/NUMBER   VALUE
                          MATURITY       OF SHARES     (000)
                          --------- ----------------  -------
MUNICIPAL BONDS -- CONTINUED
TEXAS -- 6.0%
  Harris County, Health Facilities
    Development, Methodist Hospital
    Project Series A (RB) (A)
      4.350% ............. 06/01/00      $ 2,000      $ 2,000
  Houston Series 1999A (TECP)
      4.250% ............. 07/18/00        3,000        3,000
                                                      -------
                                                        5,000
                                                      -------
UTAH -- 3.6%
  Intermountain Power Agency
     Series B (TECP)
      3.600% ............. 06/16/00        1,500        1,500
      4.011% ............. 07/28/00        1,000        1,000
  Intermountain Power Agency
    Series 1985f (TECP)
      4.750% ............. 07/13/00          500          500
                                                      -------
                                                        3,000
                                                      -------
VIRGINIA -- 2.8%
  Hampton, Hospital Facilities Authority,
    Sentara Health System Series B (RB)
      3.900% ............. 06/14/00        2,300        2,300
                                                      -------
WISCONSIN -- 2.6%
  Wisconsin Series B (TECP)
      4.600% ............. 07/12/00        1,165        1,165
  Wisconsin State Series A (TECP)
      4.000% ............. 06/12/00        1,017        1,017
                                                      -------
                                                        2,182
                                                      -------
TOTAL MUNICIPAL BONDS
   (Cost $81,822) ..............................       81,822
                                                      -------
CASH EQUIVALENTS -- 1.2%
  Goldman Sachs
    Financial Square
    Tax-Exempt Money Market
    Fund ..........................      926,000          926
  Municipal Cash Mutual Fund,
    Open Provident Investment
    Management ....................      100,000          100
                                                      -------
TOTAL CASH EQUIVALENTS
   (Cost $1,026) ...............................        1,026
                                                      -------
TOTAL INVESTMENTS -- 99.9%
   (Cost $82,848)* .............................      $82,848
                                                      =======
OTHER ASSETS AND LIABILITIES,
   NET -- 0.1% .................................           76
                                                      -------

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                             PARKSTONE TAX-FREE FUND
================================================================================

MAY 31, 2000
                                                       VALUE
                                                       (000)
                                                      -------
NET ASSETS:
  Portfolio Shares of Institutional
   (unlimited  authorization --  no par value)
   based on 82,594,737 outstanding shares of
   beneficial interest .........................      $82,595
  Portfolio Shares of Investor A
   (unlimited authorization -- no par value)
   based on 323,930 outstanding shares of
   beneficial interest .........................          328
  Undistributed net investment income ..........            1
                                                      -------
TOTAL NET ASSETS -- 100.0% .....................      $82,924
                                                      =======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   SHARE -- INSTITUTIONAL ......................        $1.00
                                                      =======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   SHARE -- INVESTOR A .........................        $1.00
                                                      =======

------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
(A) SECURITIES ARE BACKED BY A LETTER OF CREDIT BACKED BY A MAJOR FINANCIAL INSTITUTION.
(B) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF
    NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2000. THE MATURITY DATE SHOWN IS THE LONGER OF THE NEXT RESET DATE OR THE DATE IN WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND.
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FSA--FEDERAL SECURITY ASSURANCE
GO--GENERAL OBLIGATION
RB--REVENUE BOND
TECP--TAX EXEMPT COMMERCIAL PAPER

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                   PARKSTONE U.S. GOVERNMENT OBLIGATIONS FUND
================================================================================
MAY 31, 2000
                                           PAR         VALUE
                          MATURITY        (000)        (000)
                          ---------     --------     --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 75.7%
FEDERAL FARM CREDIT BANK -- 4.9%
  Federal Farm Credit Bank+
      5.800% ............. 06/14/00      $ 1,000     $    998
      5.870% ............. 08/02/00          500          495
      5.980% ............. 06/15/00        1,000          998
      6.000% ............. 06/16/00        1,000          997
  Federal Farm Credit Bank (A)
      6.332% ............. 02/01/01        1,500        1,501
                                                     --------
                                                        4,989
                                                     --------
FEDERAL HOME LOAN BANK -- 19.5%
  Federal Home Loan Bank+
      5.890% ............. 08/02/00        1,000          990
      5.935% ............. 06/09/00        1,000          999
      5.980% ............. 06/21/00        3,000        2,990
      5.990% ............. 06/14/00        2,000        1,996
      6.100% ............. 06/28/00        1,500        1,493
      6.110% ............. 09/27/00        1,000          980
      6.130% ............. 06/02/00          500          500
      6.150% ............. 07/12/00        2,000        1,986
      6.180% ............. 07/31/00        1,000          990
      6.190% ............. 07/26/00        2,000        1,981
      6.200% ............. 07/28/00        2,000        1,980
      6.210% ............. 03/21/01        1,000          949
  Federal Home Loan Bank (A)
      6.303% ............. 06/09/00        2,000        2,000
                                                     --------
                                                       19,834
                                                     --------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 26.0%
  Federal Home Loan Mortgage Corporation+
      5.030% ............. 08/09/00          430          425
      5.810% ............. 07/20/00        3,500        3,472
      5.950% ............. 06/01/00        1,000        1,000
      5.950% ............. 06/15/00        2,000        1,995
      5.960% ............. 06/06/00        2,500        2,498
      5.980% ............. 06/22/00        2,000        1,993
      6.015% ............. 06/29/00        3,000        2,986
      6.025% ............. 06/20/00        1,000          997
      6.030% ............. 07/06/00        1,000          994
      6.030% ............. 07/11/00        1,000          993
      6.070% ............. 09/14/00        1,500        1,474
      6.090% ............. 07/13/00        2,000        1,986
      6.090% ............. 07/27/00        1,000          991
      6.170% ............. 10/12/00          500          489
      6.200% ............. 06/08/00        1,238        1,237
      6.310% ............. 08/03/00        1,500        1,483
      6.340% ............. 06/27/00        1,500        1,493
                                                     --------
                                                       26,506
                                                     --------

                                           PAR         VALUE
                          MATURITY        (000)        (000)
                          ---------     --------     --------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- CONTINUED
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 24.3%
  Federal National Mortgage Association+
      5.800% ............. 07/20/00      $ 2,000       $1,984
      5.810% ............. 06/06/00        1,000          999
      5.820% ............. 07/13/00        1,000          993
      5.820% ............. 07/27/00        2,000        1,982
      5.850% ............. 06/01/00        4,390        4,390
      5.875% ............. 08/10/00          500          494
      5.900% ............. 08/03/00          500          495
      5.920% ............. 08/31/00        1,000          985
      5.940% ............. 08/17/00        2,000        1,975
      5.940% ............. 08/24/00        1,000          986
      5.950% ............. 06/08/00        2,000        1,998
      5.965% ............. 06/15/00        1,500        1,496
      5.980% ............. 06/22/00        1,000          996
      6.120% ............. 09/21/00        1,500        1,472
      6.150% ............. 07/06/00        2,053        2,041
      6.150% ............. 10/05/00        1,000          978
      6.170% ............. 10/12/00          500          489
                                                     --------
                                                       24,753
                                                     --------
STUDENT LOAN MARKETING ASSOCIATION -- 1.0%
  Student Loan Marketing Association (A)
      6.333% ............. 03/09/01        1,000        1,000
                                                     --------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS
   (Cost $77,082) ..............................       77,082
                                                     --------
REPURCHASE AGREEMENT -- 24.8%
  JP Morgan 6.500% (dated 05/31/00,
    matures 06/01/00, repurchase price
    $25,330,573; collateralized by
    FHLMC obligation: market value
    $25,832,606) ..................       25,326       25,326
                                                     --------
TOTAL REPURCHASE AGREEMENT
   (Cost $25,326) ..............................       25,326
                                                     --------
TOTAL INVESTMENTS -- 100.5%
   (Cost $102,408)* ............................     $102,408
                                                     ========
OTHER ASSETS AND LIABILITIES,
   NET -- (0.5%) ...............................         (490)
                                                     --------

                             See Accompanying Notes

                             STATEMENT OF NET ASSETS
                   PARKSTONE U.S. GOVERNMENT OBLIGATIONS FUND
================================================================================

MAY 31, 2000
                                                       VALUE
                                                       (000)
                                                     --------
NET ASSETS:
  Portfolio Shares of Institutional
   (unlimited authorization --  no par value)
   based on 100,985,643 outstanding shares of
   beneficial interest .........................     $101,018
  Portfolio Shares of Investor A
   (unlimited authorization -- no par value)
   based on 899,126 outstanding shares of
   beneficial interest .........................          902
  Accumulated net realized loss
   on investments ..............................           (2)
                                                     --------
TOTAL NET ASSETS -- 100.0% .....................     $101,918
                                                     ========
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   SHARE -- INSTITUTIONAL ......................        $1.00
                                                     ========
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   SHARE -- INVESTOR A .........................        $1.00
                                                     ========

------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD
(A) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MAY 31, 2000. THE MATURITY DATE SHOWN IS THE LONGER OF THE NEXT RESET DATE OR THE DATE IN WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND.
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION

                             See Accompanying Notes

                              FINANCIAL STATEMENTS
                            PARKSTONE GROUP OF FUNDS
================================================================================

STATEMENTS OF OPERATIONS (000)
FOR THE YEAR ENDED MAY 31, 2000


                                                   INTERNATIONAL       SMALL         EQUITY      BALANCED
                                                     DISCOVERY    CAPITALIZATION     INCOME     ALLOCATION        BOND
                                                       FUND            FUND           FUND         FUND           FUND
                                                   -------------  --------------    --------    ----------      --------
INVESTMENT INCOME:
Interest .........................................   $    667        $  1,344       $    258      $ 4,674       $ 23,948
Dividends ........................................      3,458             377          6,783          838             --
Securities lending ...............................         51             271             60           47             71
Less: Foreign taxes withheld .....................       (262)             --             --          (40)            --
                                                     --------        --------       --------     --------       --------
     Total Investment Income .....................      3,914           1,992          7,101        5,519         24,019
                                                     --------        --------       --------     --------       --------
EXPENSES:
Investment advisory fees .........................      3,797           3,067          2,121        1,437          2,116
Fees waived by Investment Adviser ................         --              --             --         (156)           (55)
Administration fees ..............................        617             562            485          349            650
Administration fees waived .......................         --              --             --           --            (24)
Custodian fees ...................................        257              45             40          164             48
Shareholder servicing fees .......................         20              51             44           13              8
Professional fees ................................         34              45             39           27             51
Trustees fees ....................................         37               5              5            4              7
Registration fees ................................         25              21             16           19             26
Transfer Agent fees ..............................        154             310            241          108            113
Distribution fees ................................        125             284            281           77             49
Printing fees ....................................         35              30             19           15             35
Miscellaneous fees ...............................         41               8              8            8             14
                                                     --------        --------       --------     --------       --------
     Total Expenses ..............................      5,142           4,428          3,299        2,065          3,038
                                                     --------        --------       --------     --------       --------
NET INVESTMENT INCOME/(LOSS) .....................     (1,228)         (2,436)         3,802        3,454         20,981
                                                     --------        --------       --------     --------       --------
REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
Net realized gain/(loss) on futures ..............      1,569           1,603            (63)          68             --
Net realized gain/(loss) on investments ..........     79,013          88,660         39,027       33,239        (18,463)
Net realized loss on foreign currency
   transactions ..................................       (262)             --             --         (121)            --
Net change in unrealized appreciation/
   depreciation on investments ...................     19,876          29,797        (60,723)      (5,817)        (1,479)
Net change in unrealized foreign
   exchange gain/(loss) ..........................       (386)             --             --           (4)            --
Net change in unrealized appreciation/
   depreciation on futures .......................         --          (2,276)            --           --             --
                                                     --------        --------       --------     --------       --------
Net gain/(loss) on investments ...................     99,810         117,784        (21,759)      27,365        (19,942)
                                                     --------        --------       --------     --------       --------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .....................   $ 98,582        $115,348       $(17,957)    $ 30,819       $  1,039
                                                     ========        ========       ========     ========       ========

                             See Accompanying Notes

                              FINANCIAL STATEMENTS
                            PARKSTONE GROUP OF FUNDS
================================================================================

STATEMENTS OF OPERATIONS (000)
FOR THE YEAR ENDED MAY 31, 2000


                                             INTERMEDIATE      LIMITED    NATIONAL TAX      PRIME                 U.S. GOVERNMENT
                                              GOVERNMENT      MATURITY       EXEMPT      OBLIGATIONS   TAX-FREE     OBLIGATIONS
                                           OBLIGATIONS FUND   BOND FUND     BOND FUND       FUND         FUND           FUND
                                           ----------------   ---------   ------------   -----------   --------   ---------------
INVESTMENT INCOME:
Interest .................................    $  7,101         $ 8,511      $ 4,155        $34,757       $3,401        $6,019
Securities lending .......................          27              11           --             --           --            --
                                               -------         -------      -------        -------       ------        ------
     Total Investment Income .............       7,128           8,522        4,155         34,757        3,401         6,019
                                               -------         -------      -------        -------       ------        ------
EXPENSES:
Investment advisory fees .................         701             703          531          2,241          345           399
Fees waived by Investment Advisor ........         (18)            (88)         (63)            --           --            --
Administration fees ......................         235             254          183          1,088          176           201
Administration fees waived ...............         (11)            (11)         (29)            --           --            --
Custodian fees ...........................          26              78           21             73           23            21
Shareholder servicing fee ................           2               2            1              1           --            --
Professional fees ........................          20              23           16             46           16            17
Trustees fees ............................           3               2            2             10            1             2
Registration fees ........................          24              23           22             29           14            15
Transfer Agent fees ......................          75              74           55            142           41            56
Distribution fees ........................          28              43           15             37            2             4
Distribution fees waived .................          --              --           --            (19)          (1)           (2)
Printing fees ............................          10               5           11             57            8            13
Miscellaneous fees .......................           3               5            4             15            3             2
                                               -------         -------      -------        -------       ------        ------
     Total Expenses ......................       1,098           1,113          769          3,720          628           728
                                               -------         -------      -------        -------       ------        ------
NET INVESTMENT INCOME ....................       6,030           7,409        3,386         31,037        2,773         5,291
                                               -------         -------      -------        -------       ------        ------
REALIZED AND UNREALIZED
   GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments ..      (2,759)         (1,390)      (1,268)             6           --            (1)
Net change in unrealized depreciation
   on investments ........................      (1,026)         (1,986)      (2,894)            --           --            --
                                               -------         -------      -------        -------       ------        ------
Net gain/(loss) on investments ...........      (3,785)         (3,376)      (4,162)             6           --            (1)
                                               -------         -------      -------        -------       ------        ------
NET INCREASE/(DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS ............................     $ 2,245         $ 4,033      $  (776)       $31,043       $2,773        $5,290
                                               =======         =======      =======        =======       ======        ======

                             See Accompanying Notes

                              FINANCIAL STATEMENTS
                            PARKSTONE GROUP OF FUNDS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                              INTERNATIONAL DISCOVERY FUND            SMALL CAPITALIZATION FUND
                                                            --------------------------------      -------------------------------
                                                               FOR THE             FOR THE           FOR THE            FOR THE
                                                             YEAR ENDED          YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                            MAY 31, 2000        MAY 31, 1999      MAY 31, 2000       MAY 31, 1999
                                                            ------------        ------------      ------------       ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment loss .......................................   $ (1,228)           $   (957)         $ (2,436)         $  (4,377)
Net realized gain/(loss) on investments, futures
   and foreign currency transactions ......................     80,320              55,634            90,263                (26)
Net change in unrealized appreciation/
   depreciation on investments and translation
   of assets and liabilities in foreign currencies ........     19,490             (80,335)           27,521           (109,493)
                                                              --------            --------          --------          ---------
Change in net assets
   resulting from operations ..............................     98,582             (25,658)          115,348           (113,896)
                                                              --------            --------          --------          ---------
DISTRIBUTIONS TO INVESTOR A SHAREHOLDERS:
   From net realized gain on investments and
     foreign currency transactions ........................     (4,858)             (1,835)           (3,142)           (10,802)
                                                              --------            --------          --------          ---------
DISTRIBUTIONS TO INVESTOR B SHAREHOLDERS:
   From net realized gain on investments and
     foreign currency transactions ........................     (1,794)               (584)           (1,293)            (3,334)
                                                              --------            --------          --------          ---------
DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERs:
   From net realized gain on investments and
     foreign currency transactions ........................    (62,875)            (18,395)          (14,006)           (36,347)
                                                              --------            --------          --------          ---------
Change in net assets resulting from distributions .........    (69,527)            (20,814)          (18,441)           (50,483)
                                                              --------            --------          --------          ---------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued ............................    128,409              47,693           132,547            494,145
   Dividends reinvestment .................................     41,377              12,710            13,973             40,154
   Cost of shares redeemed ................................   (187,912)           (198,705)         (289,555)          (814,361)
                                                              --------            --------          --------          ---------
Change in net assets from capital transactions ............    (18,126)           (138,302)         (143,035)          (280,062)
                                                              --------            --------          --------          ---------
Change in net assets ......................................     10,929            (184,774)          (46,128)          (444,441)
                                                              --------            --------          --------          ---------
NETASSETS:
   Beginning of period ....................................    300,282             485,056           302,688            747,129
                                                              --------            --------          --------          ---------
   End of period ..........................................   $311,211            $300,282          $256,560          $ 302,688
                                                              ========            ========          ========          =========

                             See Accompanying Notes

                              FINANCIAL STATEMENTS
                            PARKSTONE GROUP OF FUNDS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                                   EQUITY INCOME FUND                 BALANCED ALLOCATION FUND
                                                            --------------------------------      -------------------------------
                                                               FOR THE             FOR THE           FOR THE            FOR THE
                                                             YEAR ENDED          YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                            MAY 31, 2000        MAY 31, 1999      MAY 31, 2000       MAY 31, 1999
                                                            ------------        ------------      ------------       ------------
FROM INVESTMENT ACTIVITIES: OPERATIONS:
Net investment income .....................................  $   3,802             $ 4,840          $  3,454            $ 5,700
Net realized gain on investments, futures and
   foreign currency transactions ..........................     38,964              94,130            33,186             15,226
Net change in unrealized appreciation/depreciation
   on investments and translation of
   assets and liabilities in foreign currencies ...........    (60,723)            (61,914)           (5,821)           (12,513)
                                                              --------            --------          --------           --------
Change in net assets
   resulting from operations ..............................    (17,957)             37,056            30,819              8,413
                                                              --------            --------          --------           --------
DISTRIBUTIONS TO INVESTOR A SHAREHOLDERS:
   From net investment income .............................       (908)             (1,152)             (290)              (360)
   From net realized gain on investments and
     foreign currency transactions ........................    (21,561)            (10,723)           (1,630)              (472)

DISTRIBUTIONS TO INVESTOR B SHAREHOLDERS:
   From net investment income .............................       (148)               (178)              (65)               (89)
   From net realized gain on investments and
     foreign currency transactions ........................     (6,662)             (3,010)             (596)              (192)

DISTRIBUTIONS TO INVESTOR C SHAREHOLDERS: (A)
   From net investment income .............................         --                  (2)               --                 (3)

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income .............................     (2,982)             (3,699)           (3,407)            (5,206)
   From net realized gain on investments and
     foreign currency transactions ........................    (52,449)            (29,940)          (16,588)            (6,148)
                                                              --------            --------          --------           --------
Change in net assets resulting from distributions .........    (84,710)            (48,704)          (22,576)           (12,470)
                                                              --------            --------          --------           --------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued ............................    120,041              34,686            17,632             32,544
   Dividends reinvestment .................................     42,607              21,572            20,762             11,335
   Cost of shares redeemed ................................   (149,638)           (132,781)          (98,340)          (131,988)
                                                              --------            --------          --------           --------
Change in net assets from capital transactions ............     13,010             (76,523)          (59,946)           (88,109)
                                                              --------            --------          --------           --------
Change in net assets ......................................    (89,657)            (88,171)          (51,703)           (92,166)
                                                              --------            --------          --------           --------
NET ASSETS:
   Beginning of period ....................................    326,588             414,759           198,686            290,852
                                                              --------            --------          --------           --------
   End of period ..........................................   $236,931            $326,588          $146,983           $198,686
                                                              ========            ========          ========           ========

(a) Investor C class of shares closed on August 28, 1998.

                             See Accompanying Notes

                              FINANCIAL STATEMENTS
                            PARKSTONE GROUP OF FUNDS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                                                      INTERMEDIATE GOVERNMENT
                                                                        BOND FUND                         OBLIGATIONS FUND
                                                            --------------------------------      -------------------------------
                                                               FOR THE             FOR THE           FOR THE            FOR THE
                                                             YEAR ENDED          YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                            MAY 31, 2000        MAY 31, 1999      MAY 31, 2000       MAY 31, 1999
                                                            ------------        ------------      ------------       ------------
FROM INVESTMENT ACTIVITIES: OPERATIONS:
Net investment income .....................................   $ 20,981            $ 26,093         $   6,030            $ 8,616
Net realized gain/(loss) on investments ...................    (18,463)              2,425            (2,759)               653
Net change in unrealized appreciation/depreciation
   on investments .........................................     (1,479)            (13,814)           (1,026)            (1,892)
                                                              --------            --------          --------           --------
Change in net assets
   resulting from operations ..............................      1,039              14,704             2,245              7,377
                                                              --------            --------          --------           --------
DISTRIBUTIONS TO INVESTOR A SHAREHOLDERS:
   From net investment income .............................       (591)               (778)             (442)              (590)
   From net realized gain on investments ..................         --                 (36)               --                 --

DISTRIBUTIONS TO INVESTOR B SHAREHOLDERS:
   From net investment income .............................       (169)               (268)              (39)               (65)
   From net realized gain on investments ..................         --                 (15)               --                 --

DISTRIBUTIONS TO INVESTOR C SHAREHOLDERS: (A)
   From net investment income .............................         --                  (7)               --                 (3)

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income .............................    (20,268)            (25,246)           (5,557)            (7,958)
   From net realized gain on investments ..................         --              (1,118)               --                 --
                                                              --------            --------          --------           --------
Change in net assets resulting from distributions .........    (21,028)            (27,468)           (6,038)            (8,616)
                                                              --------            --------          --------           --------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued ............................     36,387              49,058             5,737             14,190
   Dividends reinvestment .................................     14,415              17,146             1,741              2,456
   Cost of shares redeemed ................................   (106,589)           (176,431)          (67,386)           (58,259)
                                                              --------            --------          --------           --------
Change in net assets from capital transactions ............    (55,787)           (110,227)          (59,908)           (41,613)
                                                              --------            --------          --------           --------
Change in net assets ......................................    (75,776)           (122,991)          (63,701)           (42,852)
                                                              --------            --------          --------           --------
NET ASSETS:
   Beginning of period ....................................    382,694             505,685           145,177            188,029
                                                              --------            --------          --------           --------
   End of period ..........................................   $306,918            $382,694          $ 81,476           $145,177
                                                              ========            ========          ========           ========


(a) Investor C class of shares closed on August 28, 1998.

                             See Accompanying Notes

                              FINANCIAL STATEMENTS
                            PARKSTONE GROUP OF FUNDS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                                                        NATIONAL TAX EXEMPT
                                                               LIMITED MATURITY BOND FUND                     BOND FUND
                                                            --------------------------------      -------------------------------
                                                               FOR THE             FOR THE           FOR THE            FOR THE
                                                             YEAR ENDED          YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                            MAY 31, 2000        MAY 31, 1999      MAY 31, 2000       MAY 31, 1999
                                                            ------------        ------------      ------------       ------------
FROM INVESTMENT ACTIVITIES: OPERATIONS:
Net investment income ......................................  $  7,409            $ 10,142          $  3,386            $ 4,593
Net realized gain/(loss) on investments ....................    (1,390)                691            (1,268)               428
Net change in unrealized appreciation/depreciation
   on investments ..........................................    (1,986)             (1,757)           (2,894)              (438)
                                                              --------            --------          --------           --------
Change in net assets
   resulting from operations ...............................     4,033               9,076              (776)             4,583
                                                              --------            --------          --------           --------
DISTRIBUTIONS TO INVESTOR A SHAREHOLDERS:
   From net investment income ..............................      (821)             (1,778)             (173)              (287)
   From net realized gain on investments ...................        --                  --               (13)               (90)

DISTRIBUTIONS TO INVESTOR B SHAREHOLDERS:
   From net investment income ..............................       (38)                (59)              (14)               (18)
   From net realized gain on investments ...................        --                  --                (1)                (7)

DISTRIBUTIONS TO INVESTOR C SHAREHOLDERS: (A)
   From net investment income ..............................        --                 (22)               --                 --

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income ..............................    (6,512)             (8,283)           (3,199)            (4,288)
   From net realized gain on investments ...................        --                  --              (255)            (1,234)
                                                              --------            --------          --------           --------
Change in net assets resulting from distributions ..........    (7,371)            (10,142)           (3,655)            (5,924)
                                                              --------            --------          --------           --------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued .............................    21,473              40,538             9,196              9,852
   Dividends reinvestment ..................................     3,059               4,082               436                713
   Cost of shares redeemed .................................   (58,426)            (91,178)          (44,880)           (38,965)
                                                              --------            --------          --------           --------
Change in net assets from capital transactions .............   (33,894)            (46,558)          (35,248)           (28,400)
                                                              --------            --------          --------           --------
Change in net assets .......................................   (37,232)            (47,624)          (39,679)           (29,741)
                                                              --------            --------          --------           --------
NET ASSETS:
   Beginning of period .....................................   148,209             195,833           104,323            134,064
                                                              --------            --------          --------           --------
   End of period ...........................................  $110,977            $148,209          $ 64,644           $104,323
                                                              ========            ========          ========           ========

(a) Investor C class of shares closed on August 28, 1998.

                             See Accompanying Notes

                              FINANCIAL STATEMENTS
                            PARKSTONE GROUP OF FUNDS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                                                               U.S. GOVERNMENT
                                                 PRIME OBLIGATIONS FUND            TAX-FREE FUND               OBLIGATIONS FUND
                                              --------------------------    --------------------------    -------------------------
                                                 FOR THE       FOR THE         FOR THE       FOR THE        FOR THE       FOR THE
                                               YEAR ENDED    YEAR ENDED      YEAR ENDED    YEAR ENDED      YEAR ENDED    YEAR ENDED
                                              MAY 31, 2000  MAY 31, 1999    MAY 31, 2000  MAY 31, 1999    MAY 31, 2000  MAY 31, 1999
                                              ------------  ------------    ------------  ------------    ------------  ------------
FROM INVESTMENT ACTIVITIES: OPERATIONS:
Net investment income .....................     $ 31,037     $    35,041      $   2,773     $   3,346       $  5,291      $  11,399
Net realized gain (loss) on investments ...            6              --             --             3             (1)            --
                                                --------     -----------      ---------     ---------       --------      ---------
Change in net assets
    resulting from operations .............       31,043          35,041          2,773         3,349          5,290         11,399
                                                --------     -----------      ---------     ---------       --------      ---------
DISTRIBUTIONS TO INVESTOR A SHAREHOLDERS:
   From net investment income .............         (627)         (3,035)           (19)         (584)           (75)        (3,460)

DISTRIBUTIONS TO INVESTOR B SHAREHOLDERS:
   From net investment income .............          (22)            (26)            --            --             --             --

DISTRIBUTIONS TO INSTITUTIONAL CLASS
    SHAREHOLDERS:
   From net investment income .............      (30,382)        (31,980)        (2,755)       (2,762)        (5,216)        (7,939)
                                                --------     -----------      ---------     ---------       --------      ---------
Change in net assets resulting
    from distributions ....................      (31,031)        (35,041)        (2,774)       (3,346)        (5,291)       (11,399)
                                                --------     -----------      ---------     ---------       --------      ---------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued ............      892,279       1,494,362        162,114       253,902        158,349        535,685
   Dividends reinvestment .................        1,118           3,675             20           462            125            569
   Cost of shares redeemed ................     (969,414)     (1,763,064)      (189,966)     (302,778)      (180,062)      (767,341)
                                                --------     -----------      ---------     ---------       --------      ---------
Change in net assets from
    capital transactions ..................      (76,017)       (265,027)       (27,832)      (48,414)       (21,588)      (231,087)
                                                --------     -----------      ---------     ---------       --------      ---------
Change in net assets ......................      (76,005)       (265,027)       (27,833)      (48,411)       (21,589)      (231,087)
                                                --------     -----------      ---------     ---------       --------      ---------
NET ASSETS:
   Beginning of period ....................      644,241         909,268        110,757       159,168        123,507        354,594
                                                --------     -----------      ---------     ---------       --------      ---------
   End of period ..........................     $568,236     $   644,241      $  82,924     $ 110,757       $101,918      $ 123,507
                                                ========     ===========      =========     =========       ========      =========

                             See Accompanying Notes

                          NOTES TO FINANCIAL STATEMENTS
================================================================================

1. ORGANIZATION

   The Parkstone Group of Funds (the `'Group") was organized on March 27, 1987, and is registered under the Investment Company Act of 1940, as amended (the `'1940 Act"), as an open-end investment company established as a Massachusetts business trust.

   The Group is authorized to issue an unlimited number of shares without par value. The Group presently offers shares of the Prime Obligations Fund, the U.S. Government Obligations Fund, the Tax-Free Fund, the Treasury Fund (collectively, `'the money market funds"), the Small Capitalization Fund, the Mid Capitalization Fund, the Large Capitalization Fund, the International Discovery Fund, the Limited Maturity Bond Fund, the Intermediate Government Obligations Fund, the U.S. Government Income Fund, the Bond Fund, the National Tax Exempt Bond Fund (formerly the Municipal Bond Fund), the Michigan Municipal Bond Fund, the Balanced Allocation Fund and the Equity Income Fund (collectively, `'the variable net asset value funds").

   Each share class represents an interest in the same portfolio of investments of the respective fund and is substantially the same in all respects, except that the classes are subject to different distribution and/or shareholders service fees and investment minimums. Investor A shares are sold subject to a front-end sales charge and Investor B shares are sold with a contingent deferred sales charge, both of which may be reduced or waived under certain circumstances.

   These financial statements and related notes pertain to the International Discovery Fund, Small Capitalization Fund, Equity Income Fund, Balanced Allocation Fund, Bond Fund, Intermediate Government Obligations Fund, Limited Maturity Bond Fund, National Tax Exempt Bond Fund, Prime Obligations Fund, Tax-Free Fund and the U.S. Government Obligations Fund (collectively, "the Funds" and individually, a "Fund").

INTERNATIONAL DISCOVERY FUND

To provide capital appreciation by investing in equity securities of foreign issuers.

SMALL CAPITALIZATION FUND

To provide capital appreciation with a diversified portfolio of publicly traded smaller cap equity securities.

EQUITY INCOME FUND

To provide capital appreciation with a diversified portfolio of publicly traded larger cap equity securities which, in the aggregate, provide an above-average current yield.

BALANCED ALLOCATION FUND

To provide long-term capital appreciation and current income.

BOND FUND

To provide current income with preservation of capital by investing in high- and medium-grade fixed-income securities.

INTERMEDIATE GOVERNMENT OBLIGATIONS FUND

To provide current income as well as preservation of capital by investing primarily in U.S. government securities.

LIMITED MATURITY BOND FUND

To provide current income as well as preservation of capital by investing in a portfolio of high- and medium-grade fixed-income securities.

NATIONAL TAX EXEMPT BOND FUND

To provide current income exempt from federal income taxes as is consistent with conservation of capital.

PRIME OBLIGATIONS FUND

To provide current income with liquidity and stability of principal.

TAX-FREE FUND

To provide as high a level of current interest income free from federal income taxes as is consistent with the preservation of capital and relative stability of principal.

U.S. GOVERNMENT OBLIGATIONS FUND

To provide current income with liquidity and stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States
(GAAP). The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The following is a summary of significant accounting policies followed by the Funds.

   SECURITIES VALUATION:

EQUITY AND BOND FUNDS

   An equity or bond fund generally values its investment portfolio at market price. In the event that a sale of a particular fixed income security is not reported for that

                          NOTES TO FINANCIAL STATEMENTS

day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MONEY MARKET FUNDS

   For the Money Market Funds, we generally value the Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Funds may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

   SECURITY TRANSACTIONS AND RELATED INCOME: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Dividends are recorded on the ex-dividend date. Expenses common to all of the Funds in the Group are allocated among the Funds on the basis of average net assets. Original issue discounts and market premiums are amortized to interest income over the lives of the respective securities.

   REPURCHASE AGREEMENTS: Repurchase Agreements are considered loans under the 1940 Act. In connection therewith, the Group's custodian receives and holds collateral of not less than 102% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Group will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Group maintains the right to sell the underlying securities at market value and any remaining loss may be subject to legal proceedings.

   FOREIGN CURRENCY TRANSLATION: The books and records of the International Equity Fund are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Fund does not isolate the portion of gains and losses on investment which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

   FORWARD CURRENCY CONTRACTS: Certain of the Funds enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains or losses at the time the forward contracts are extinguished. At May 31, 2000, forward foreign currency contracts outstanding were as follows:

                                   CONTRACT
FORWARD              CONTRACT        VALUE        APPRECIATION
CURRENCY              AMOUNT      U.S. DOLLAR    (DEPRECIATION)      DELIVERY
CONTRACTS              (000)         (000)           (000)             DATE
---------             --------     -----------   --------------    -------------
International
Discovery Fund
 Short Contracts
  Swiss Franc          1,750        $1,037            $ (5)            6/2/00
  Euro                   141           132              (1)            6/5/00
  British Pound          309           454             (10)            6/2/00
  British Pound          105           156              (1)            6/5/00
  British Pound          118           176              (1)            6/6/00
  British Pound          257           384              (1)            6/7/00
  Japanese Yen       106,825           999              13             6/2/00
Balanced Allocation
Fund
 Short Contracts
  Swiss Franc             81        $   48            $ --             6/2/00
  Euro                    10             9              (9)            6/5/00
  British Pound           11            16              --             6/5/00
  British Pound           12            18              --             6/6/00
  British Pound           27            41              --             6/7/00
  Japanese Yen         5,400            51              --             6/2/00

SECURITIES LENDING: The Funds may participate in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury Obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's ratings group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the funds, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan,

                          NOTES TO FINANCIAL STATEMENTS
================================================================================

and related collateral received at May 31, 2000, and income generated for the period ended May 31, 2000 were as follows:

                                       MARKET    MARKET VALUE
                                      VALUE OF     OF LOANED
                                     COLLATERAL   SECURITIES
                                        (000)        (000)
                                     ----------    ---------
International Discovery Fund .......  $42,064      $42,064
Small Capitalization ...............   32,074       32,074
Equity Income Fund .................   10,620       10,620
Balanced Fund ......................    1,397        1,397
Bond Fund ..........................   59,254       59,254
Intermediate Government
  Obligations Fund .................   26,432       26,432
Limited Maturity Fund ..............    7,621        7,621

   FUTURES CONTRACTS: Certain of the Funds may engage in futures contracts for the purpose of hedging against the value of the portfolio securities held and in the value of the securities a Fund intends to purchase, in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The net unrealized appreciation/(depreciation), if any, is shown in the financial statements. There were no open futures contracts at May 31, 2000.

   There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

   MORTGAGE DOLLAR ROLLS: For the purpose of enhancing the Fund's yield, certain Funds may enter into mortgage dollar rolls (principally in securities referred to as TBA's or To Be Announced) in which the Funds sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Funds account for such dollar rolls as purchases and sales and maintain liquid high-grade securities in an amount at least equal to its commitment to repurchase.

   DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly for the money market funds. Dividends from net investment income are declared and paid monthly for the variable net asset value funds. Distributable net realized capital gains, if any, are declared and distributed at least annually. Effective December 1, 1998, the Bond Fund, Intermediate Government Obligations Fund, and Limited Maturity Bond Fund changed from declaring and paying dividends from net investment income monthly to declaring dividends from net investment income daily and paying monthly.

   FEDERAL INCOME TAXES: It is the policy of each of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

   Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from GAAP. These "book/tax" differences are primarily due to differing treatments for mortgage-backed securities and deferrals of certain losses.

   These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

   On the Statements of Net Assets the following adjustments were made:

                       ACCUMULATED    UNDISTRIBUTED     PAID
                      NET REALIZED   NET INVESTMENT      IN
                          LOSS           INCOME        CAPITAL
FUND                      (000)           (000)         (000)
------               -------------   --------------    -------
International Discovery
     Fund              $(22,059)         $1,837       $20,222
Small Capitalization
     Fund               (28,722)          2,436        26,286
Equity Income           (14,354)             --        14,354
     Fund
Balanced Allocation      (7,243)              4         7,239
     Fund
Tax-Free Fund                (2)              2            --

                          NOTES TO FINANCIAL STATEMENTS
================================================================================

   EXPENSES: Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Group are allocated among the respective Funds based upon relative net assets or another appropriate basis. In addition, expenses that are directly attributable to a specific class are charged only to that class.

   The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative net assets on the date income is earned or expenses are recognized and realized and unrealized gains and losses are incurred.

3. INVESTMENTS

   During the year ended May 31, 2000, purchases and sales of securities, other than short-term investments or U.S. government obligations, aggregated:

                                          PURCHASES (000)  SALES (000)
                                          --------------  ----------
International Discovery Fund ...........     $419,702      $527,578
Small Capitalization Fund ..............      348,490       511,295
Equity Income Fund .....................      200,569       268,181
Balanced Allocation ....................      187,697       277,534
Bond Fund ..............................      288,557       345,013
Intermediate Government
 Obligations Fund ......................        1,503         2,189
Limited Maturity Bond Fund .............       60,929        87,810
National Tax Exempt Bond Fund ..........       30,283        65,590

   Purchases and sales of long-term U.S. government obligations were:

                                          PURCHASES (000)  SALES (000)
                                          --------------  ----------

Balanced Allocation Fund ...............     $ 80,775      $ 79,800
Bond Fund ..............................      235,623       234,113
Intermediate Government
 Obligations Fund ......................       69,258       132,451
Limited Maturity Bond Fund .............       51,003        59,547


   At May 31, 2000 the following funds have capital loss carryforwards:

                                        AMOUNT          EXPIRATION
                                         (000)             DATE
                                    --------------      ----------

Bond Fund .........................     $ 6,211               2008
Intermediate Government
 Obligations Fund .................      12,084          2002-2008
Limited Maturity Bond Fund ........       9,536          2002-2008
National Tax Exempt Bond Fund .....         436               2008
U.S. Government Obligations Fund ..           2          2002-2008

   Certain funds incurred losses from November 1, 1999 to May 31, 2000. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ending May 31, 2001. The Funds that elected to defer losses and the amounts deferred are as follows:

                                                      AMOUNT
                                                      (000)
                                                  --------------

Bond Fund .....................................      $13,637
Intermediate Government Obligations Fund ......        1,822
Limited Maturity Bond Fund ....................          841
National Tax Exempt Bond Fund .................          832

   At May 31, 2000 the total cost of securities for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on securities held by the Funds at May 31, 2000, is as follows:

                                  AGGREGATE       AGGREGATE
                                    GROSS           GROSS
                                APPRECIATION    DEPRECIATION       NET
FUND                                (000)           (000)         (000)
------                         --------------  --------------    --------
International Discovery
     Fund ...................    $ 69,682        $ (4,910)       $ 64,772
Small Capitalization
     Fund ...................      73,175          (8,265)         64,910
Equity Income
     Fund ...................      32,842          (8,163)         24,679
Balanced Allocation
     Fund ...................      23,127          (3,105)         20,022
Bond Fund ...................         808         (10,965)        (10,157)
Intermediate Government
     Obligations Fund .......          53          (2,509)         (2,456)
Limited Maturity Bond
     Fund ...................          59          (3,651)         (3,592)
National Tax Exempt
     Bond Fund ..............         260            (714)           (454)

                          NOTES TO FINANCIAL STATEMENTS
================================================================================

4. SHARES OF BENEFICIAL INTEREST:

   The Group's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Group into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in Capital Shares are summarized below for the Funds.

                                           INTERNATIONAL                  SMALL
                                             DISCOVERY               CAPITALIZATION
                                                FUND                       FUND
                                      -------------------------  -------------------------
                                        FOR THE      FOR THE       FOR THE      FOR THE
                                       YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED
                                      MAY 31, 2000 MAY 31, 1999  MAY 31, 2000 MAY 31, 1999
                                      ------------ ------------  ------------ ------------
CAPITAL TRANSACTIONS (000):
Investor A shares
   Proceeds from shares issued ......   $107,382     $ 11,371      $ 78,511     $448,789
   Dividends reinvested .............      4,679        1,766         3,008       10,457
   Cost of shares redeemed ..........   (117,890)     (27,594)     (114,042)    (530,608)
                                        --------     --------      --------     --------
   Change in net assets from
       Investor A shares ............     (5,829)     (14,457)      (32,523)     (71,362)
                                        ========     ========      ========     ========
Investor B shares
   Proceeds from shares issued ......        167          360           708        1,307
   Dividends reinvested .............      1,760          568         1,249        3,253
   Cost of shares redeemed ..........     (2,662)      (4,826)       (8,187)     (16,532)
                                        --------     --------      --------     --------
   Change in net assets from
       Investor B shares ............       (735)      (3,898)       (6,230)     (11,972)
                                        ========     ========      ========     ========
Investor C shares*
   Proceeds from shares issued ......         --           81            --          365
   Dividends reinvested .............         --           --            --           --
   Cost of shares redeemed ..........         --         (964)           --      (12,866)
                                        --------     --------      --------     --------
   Change in net assets from
       Investor C shares ............         --         (883)           --      (12,501)
                                        ========     ========      ========     ========

Institutional Shares
   Proceeds from shares issued ......     20,859       35,881        53,328       43,684
   Dividends reinvested .............     34,938       10,376         9,716       26,444
   Cost of shares redeemed ..........    (67,360)    (165,321)     (167,326)    (254,355)
                                        --------     --------      --------     --------
   Change in net assets from
       Institutional Shares .........    (11,563)    (119,064)     (104,282)    (184,227)
                                        ========     ========      ========     ========
   SHARE TRANSACTIONS (000):
Investor A shares
   Issued ...........................      6,305          763         3,147       20,256
   Reinvested .......................        286          118           125          530
   Redeemed .........................     (6,842)      (1,820)       (4,684)     (24,004)
                                        --------     --------      --------     --------
   Change in Investor A
       shares .......................       (251)        (939)       (1,412)      (3,218)
                                        ========     ========      ========     ========
Investor B shares
   Issued ...........................         10           25            29           62
   Reinvested .......................        115           39            54          171
   Redeemed .........................       (165)        (332)         (370)        (834)
                                        --------     --------      --------     --------
   Change in Investor B
       shares .......................        (40)        (268)         (287)        (601)
                                        ========     ========      ========     ========
Investor C shares*
   Issued ...........................         --            5            --           14
   Reinvested .......................         --           --            --           --
   Redeemed .........................         --          (68)           --         (602)
                                        --------     --------      --------     --------
   Change in Investor C
       shares .......................         --          (63)           --         (588)
                                        ========     ========      ========     ========
Institutional Shares
   Issued ...........................      1,181        2,327         1,866        1,959
   Reinvested .......................      2,096          681           395        1,312
   Redeemed .........................     (3,903)     (10,816)       (6,708)     (11,483)
                                        --------     --------      --------     --------
   Change in Institutional
       Shares .......................       (626)      (7,808)       (4,447)      (8,212)
                                        ========     ========      ========     ========


                                                  EQUITY                    BALANCED
                                                  INCOME                   ALLOCATION
                                                   FUND                       FUND
                                         -------------------------  -------------------------
                                           FOR THE      FOR THE       FOR THE      FOR THE
                                          YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED
                                         MAY 31, 2000 MAY 31, 1999  MAY 31, 2000 MAY 31, 1999
                                         ------------ ------------  ------------ ------------
CAPITAL TRANSACTIONS (000):
Investor A shares
   Proceeds from shares issued .......     $  4,810     $  6,299      $  1,144     $   2,309
   Dividends reinvested ..............       21,133       11,212         1,844           796
   Cost of shares redeemed ...........      (36,394)     (36,843)       (6,690)       (6,419)
                                           --------     --------      --------     ---------
   Change in net assets from
       Investor A shares .............      (10,451)     (19,332)       (3,702)       (3,314)
                                           ========     ========      ========     =========
Investor B shares
   Proceeds from shares issued .......          321        1,162            76           329
   Dividends reinvested ..............        6,608        3,079           633           268
   Cost of shares redeemed ...........       (6,941)      (8,817)       (1,752)       (2,724)
                                           --------     --------      --------     ---------
   Change in net assets from
       Investor B shares .............          (12)      (4,576)       (1,043)       (2,127)
                                           ========     ========      ========     =========
Investor C shares*
   Proceeds from shares issued .......           --          175            --            94
   Dividends reinvested ..............           --            2            --             3
   Cost of shares redeemed ...........           --       (1,168)           --          (986)
                                           --------     --------      --------     ---------
   Change in net assets from
       Investor C shares .............           --         (991)           --          (889)
                                           ========     ========      ========     =========

Institutional Shares
   Proceeds from shares issued .......      114,910       27,050        16,412        29,812
   Dividends reinvested ..............       14,866        7,279        18,285        10,268
   Cost of shares redeemed ...........     (106,303)     (85,953)      (89,898)     (121,859)
                                           --------     --------      --------     ---------
   Change in net assets from
       Institutional Shares ..........       23,473      (51,624)      (55,201)      (81,779)
                                           ========     ========      ========     =========
   SHARE TRANSACTIONS (000):
Investor A shares
   Issued ............................          403          360            81           170
   Reinvested ........................        2,141          678           134            58
   Redeemed ..........................       (2,791)      (2,082)         (469)         (466)
                                           --------     --------      --------     ---------
   Change in Investor A
       shares ........................         (247)      (1,044)         (254)         (238)
                                           ========     ========      ========     =========
Investor B shares
   Issued ............................           21           65             5            24
   Reinvested ........................          683          188            46            20
   Redeemed ..........................         (569)        (501)         (122)         (199)
                                           --------     --------      --------     ---------
   Change in Investor B
       shares ........................          135         (248)          (71)         (155)
                                           ========     ========      ========     =========
Investor C shares*
   Issued ............................           --           10            --             7
   Reinvested ........................           --           --            --            --
   Redeemed ..........................           --          (68)           --           (75)
                                           --------     --------      --------     ---------
   Change in Investor C
       shares ........................           --          (58)           --           (68)
                                           ========     ========      ========     =========
Institutional Shares
   Issued ............................       12,674        1,560         1,174         2,170
   Reinvested ........................        1,519          442         1,337           750
   Redeemed ..........................       (7,795)      (4,892)       (6,344)       (8,814)
                                           --------     --------      --------     ---------
   Change in Institutional
       Shares ........................       (6,398)      (2,890)       (3,833)       (5,894)
                                           ========     ========      ========     =========

* Investor C class of shares closed on August 28, 1998.

                          NOTES TO FINANCIAL STATEMENTS
================================================================================

                                                                      INTERMEDIATE
                                               BOND              GOVERNMENT OBLIGATIONS
                                               FUND                       FUND
                                     -------------------------  -------------------------
                                        FOR THE      FOR THE       FOR THE     FOR THE
                                      YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED
                                     MAY 31, 2000 MAY 31, 1999  MAY 31, 2000 MAY 31, 1999
                                     ------------ ------------  ------------ ------------
CAPITAL TRANSACTIONS (000):
Investor A shares
   Proceeds from shares issued .....    $ 5,118      $ 4,227      $ 2,224      $ 1,179
   Dividends reinvested ............        434          621          300          376
   Cost of shares redeemed .........     (6,693)      (9,208)      (4,753)      (5,691)
                                       --------    ---------     --------     --------
   Change in net assets from
       Investor A shares ...........     (1,141)      (4,360)      (2,229)      (4,136)
                                       ========    =========     ========     ========
Investor B shares
   Proceeds from shares issued .....         65          228           19           85
   Dividends reinvested ............        154          224           39           56
   Cost of shares redeemed .........     (2,197)      (2,173)        (731)        (727)
                                       --------    ---------     --------     --------
   Change in net assets from
       Investor B shares ...........     (1,978)      (1,721)        (673)        (586)
                                       ========    =========     ========     ========
Investor C shares*
   Proceeds from shares issued .....         --           62           --           11
   Dividends reinvested ............         --            7           --            3
   Cost of shares redeemed .........         --         (670)          --         (252)
                                       --------    ---------     --------     --------
   Change in net assets from
       Investor C shares ...........         --         (601)          --         (238)
                                       ========    =========     ========     ========
Institutional Shares
   Proceeds from shares issued .....     31,204       44,541        3,494       12,915
   Dividends reinvested ............     13,827       16,294        1,402        2,021
   Cost of shares redeemed .........    (97,699)    (164,380)     (61,902)     (51,589)
                                       --------    ---------     --------     --------
   Change in net assets from
       Institutional Shares ........    (52,668)    (103,545)     (57,006)     (36,653)
                                       ========    =========     ========     ========
   SHARE TRANSACTIONS (000):
Investor A shares
   Issued ..........................        553          421          235          119
   Reinvested ......................         46           62           31           38
   Redeemed ........................       (709)        (921)        (495)        (572)
                                       --------    ---------     --------     --------
   Change in Investor A
       shares ......................       (110)        (438)        (229)        (415)
                                       ========    =========     ========     ========
Investor B shares
   Issued ..........................          6           23            2            9
   Reinvested ......................         16           22            4            6
   Redeemed ........................       (232)        (218)         (76)         (74)
                                       --------    ---------     --------     --------
   Change in Investor B
       shares ......................       (210)        (173)         (70)         (59)
                                       ========    =========     ========     ========
Investor C shares*
   Issued ..........................         --            6           --            2
   Reinvested ......................         --            1           --           --
   Redeemed ........................         --          (67)          --          (26)
                                       --------    ---------     --------     --------
   Change in Investor C
       shares ......................         --          (60)          --          (24)
                                       ========    =========     ========     ========
Institutional Shares
   Issued ..........................      3,294        4,422          365        1,296
   Reinvested ......................      1,462        1,621          145          203
   Redeemed ........................    (10,345)     (16,419)      (6,453)      (5,174)
                                       --------    ---------     --------     --------
   Change in Institutional
        Shares .....................     (5,589)     (10,376)      (5,943)      (3,675)
                                       ========    =========     ========     ========


                                              LIMITED                    NATIONAL
                                           MATURITY BOND                TAX EXEMPT
                                                FUND                     BOND FUND
                                      -------------------------  -------------------------
                                        FOR THE     FOR THE        FOR THE     FOR THE
                                       YEAR ENDED  YEAR ENDED     YEAR ENDED  YEAR ENDED
                                      MAY 31, 2000 MAY 31, 1999  MAY 31, 2000 MAY 31, 1999
                                      ------------ ------------  ------------ ------------
CAPITAL TRANSACTIONS (000):
Investor A shares
   Proceeds from shares issued .....    $ 3,465    $ 11,765        $ 1,139     $ 2,525
   Dividends reinvested ............        814       1,546            131         275
   Cost of shares redeemed .........    (19,207)    (30,528)        (4,523)     (5,310)
                                       --------    --------       --------    --------
   Change in net assets from
       Investor A shares ...........    (14,928)    (17,217)        (3,253)     (2,510)
                                       ========    ========       ========    ========
Investor B shares
   Proceeds from shares issued .....         71          87             --          25
   Dividends reinvested ............         30          44              6          14
   Cost of shares redeemed .........       (335)       (854)           (75)       (248)
                                       --------    --------       --------    --------
   Change in net assets from
       Investor B shares ...........       (234)       (723)           (69)       (209)
                                       ========    ========       ========    ========
Investor C shares*
   Proceeds from shares issued .....         --           5             --          --
   Dividends reinvested ............         --          19             --          --
   Cost of shares redeemed .........         --      (2,235)            --          --
                                       --------    --------       --------    --------
   Change in net assets from
       Investor C shares ...........         --      (2,211)            --          --
                                       ========    ========       ========    ========
Institutional Shares
   Proceeds from shares issued .....     17,937      28,681          8,056       7,302
   Dividends reinvested ............      2,215       2,473            299         424
   Cost of shares redeemed .........    (38,884)    (57,561)       (40,282)    (33,407)
                                       --------    --------       --------    --------
   Change in net assets from
       Institutional Shares ........    (18,732)    (26,407)       (31,927)    (25,681)
                                       ========    ========       ========    ========
   SHARE TRANSACTIONS (000):
Investor A shares
   Issued ..........................        372       1,233            115         237
   Reinvested ......................         87         162             13          26
   Redeemed ........................     (2,056)     (3,197)          (449)       (503)
                                       --------    --------       --------    --------
   Change in Investor A
       shares ......................     (1,597)     (1,802)          (321)       (240)
                                       ========    ========       ========    ========
Investor B shares
   Issued ..........................          8          10             --           2
   Reinvested ......................          3           5              1           1
   Redeemed ........................        (37)        (90)            (7)        (23)
                                       --------    --------       --------    --------
   Change in Investor B
       shares ......................        (26)        (75)            (6)        (20)
                                       ========    ========       ========    ========
Investor C shares*
   Issued ..........................         --          --             --          --
   Reinvested ......................         --           2             --          --
   Redeemed ........................         --        (239)            --          --
                                       --------    --------       --------    --------
   Change in Investor C
       shares ......................         --        (237)            --          --
                                       ========    ========       ========    ========
Institutional Shares
   Issued ..........................      1,926       3,008            799         691
   Reinvested ......................        238         260             30          40
   Redeemed ........................     (4,171)     (6,037)        (4,008)     (3,163)
                                       --------    --------       --------    --------
   Change in Institutional
        Shares .....................     (2,007)     (2,769)        (3,179)     (2,432)
                                       ========    ========       ========    ========

* Investor C class of shares closed on August 28, 1998.

                          NOTES TO FINANCIAL STATEMENTS
================================================================================

                                                       PRIME U.S. GOVERNMENT
                                                            OBLIGATIONS                TAX-FREE                  OBLIGATIONS
                                                               FUND                      FUND                        FUND
                                                     -------------------------  -------------------------  -------------------------
                                                        FOR THE     FOR THE        FOR THE     FOR THE        FOR THE     FOR THE
                                                      YEAR ENDED  YEAR ENDED     YEAR ENDED  YEAR ENDED     YEAR ENDED   YEAR ENDED
                                                     MAY 31, 2000 MAY 31, 1999  MAY 31, 2000 MAY 31, 1999  MAY 31, 2000 MAY 31, 1999
                                                     ------------ ------------  ------------ ------------  ------------ ------------
CAPITAL TRANSACTIONS (000):
Investor A shares
   Proceeds from shares issued .....................  $ 152,781    $ 605,433     $   1,343    $  86,470      $ 18,914    $307,020
   Dividends reinvested ............................        361        3,607            20          462            33         546
   Cost of shares redeemed .........................   (154,311)    (812,049)       (1,658)    (141,417)      (20,077)   (474,744)
                                                      ---------     --------     ---------    ---------      --------    --------
   Change in net assets from
       Investor A shares ...........................     (1,169)    (203,009)         (295)     (54,485)       (1,130)   (167,178)
                                                      =========     ========     =========    =========      ========    ========
Investor B shares
   Proceeds from shares issued .....................        850        1,445            --           --            --          --
   Dividends reinvested ............................         22           19            --           --            --          --
   Cost of shares redeemed .........................     (1,374)      (1,086)           --           --            --          --
                                                      ---------     --------     ---------    ---------      --------    --------
   Change in net assets from
       Investor B shares ...........................       (502)         378            --           --            --          --
                                                      =========     ========     =========    =========      ========    ========
Institutional Shares
   Proceeds from shares issued .....................    738,648      887,484       160,773      167,432       139,435     228,665
   Dividends reinvested ............................        735           49            --           --            92          23
   Cost of shares redeemed .........................   (813,729)    (949,929)     (188,308)    (161,361)     (159,985)   (292,597)
                                                      ---------     --------     ---------    ---------      --------    --------
   Change in net assets from
       Institutional Shares ........................    (74,346)     (62,396)      (27,535)       6,071       (20,458)    (63,909)
                                                      =========     ========     =========    =========      ========    ========
SHARE TRANSACTIONS (000):
Investor A shares
   Issued ..........................................    152,781      605,433         1,343       86,469        18,914     307,020
   Reinvested ......................................        361        3,607            20          462            33         546
   Redeemed ........................................   (154,311)    (812,058)       (1,658)    (141,418)      (20,077)   (474,730)
                                                      ---------     --------     ---------    ---------      --------    --------
   Change in Investor A
       shares ......................................     (1,169)    (203,018)         (295)     (54,487)       (1,130)   (167,164)
                                                      =========     ========     =========    =========      ========    ========
Investor B shares
   Issued ..........................................        850        1,445            --           --            --          --
   Reinvested ......................................         22           19            --           --            --          --
   Redeemed ........................................     (1,375)      (1,086)           --           --            --          --
                                                      ---------     --------     ---------    ---------      --------    --------
   Change in Investor B
       shares ......................................       (503)         378            --           --            --          --
                                                      =========     ========     =========    =========      ========    ========
Institutional Shares
   Issued ..........................................    738,649      887,484       160,773      167,432       139,435     228,665
   Reinvested ......................................        735           49            --           --            92          23
   Redeemed ........................................   (813,730)    (949,928)     (188,308)    (161,361)     (159,985)   (292,613)
                                                      ---------     --------     ---------    ---------      --------    --------
   Change in Institutional Shares ..................    (74,346)     (62,395)      (27,535)       6,071       (20,458)    (63,613)
                                                      =========     ========     =========    =========      ========    ========

* Investor C class of shares closed on August 28, 1998.

                          NOTES TO FINANCIAL STATEMENTS
================================================================================

5. RELATED PARTY TRANSACTIONS:

   Fees paid by the Group pursuant to the Advisory Agreements with National City Investment Management Company (the "Adviser"), an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate, listed in the table on the next page, based on each Fund's average daily net assets. The advisor from time to time may waive its fees payable by the Funds. The Group and SEI Investments Mutual Funds Services (the "Administrator") are parties to an Administration Agreement dated January 1, 2000, under which the Administrator provides administrative services for an annual fee of 0.10% of the aggregate average daily net assets of the Funds. Prior to January 1, 2000, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), and BISYS Fund Services Ohio, Inc., which are wholly-owned subsidiaries of the BISYS Group, Inc. served as the Administrator to the Group. As compensation for services performed, each Fund paid BISYS an annual fee of 0.20% of the aggregate average daily net assets of the Funds.

   The Group and SEI Investments Mutual Funds Services are parties to a Fund Accounting Agreement dated April 1, 2000, under which SEI provides fund accounting services for an annual fee of 0.015% of the aggregate average daily net assets of the Funds. Prior to April 1, 2000, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), and BISYS Fund Services Ohio, Inc., wholly-owned subsidiaries of the BISYS Group, Inc., served as Fund Accountant to the Group. As compensation for services performed, each fund paid BISYS an annual fee of 0.035% of the aggregate average daily net assets of the Funds plus reimbursement of reasonable out-of-pocket expenses.

   Each Trustee receives an annual fee of $15,000 plus $3,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $5,000 per annum for services in such capacity. The Trustees and Chairman are paid for services rendered to all of the Funds. Fees are allocated on a prorata basis across the Funds. No person who is an officer, director, trustee, or employee of the Investment Adviser, Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Group receives any compensation from the Group.

   Trustees who receive fees are eligible for participation in the Company's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

   The Group and SEI Investments Distribution Company are parties to a distribution agreement dated September 19, 1998. The distributor receives no fees for its distribution services under this agreement.

   The Group has adopted an Investor A Distribution and Shareholder Service Plan (the "Investor A Plan"), and an Investor B Distribution and Shareholder Service Plan (the "Investor B Plan"), each in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor A Plan, each Fund is authorized to pay or reimburse the distributor of Investor A shares, a periodic distribution and/or service fee, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of Investor A shares of that Fund. Pursuant to the Investor B Plan, each Fund is authorized to pay or reimburse the distributor of Investor B shares, (a) a distribution fee in an amount not to exceed on an annual basis 0.75% of the average daily net assets of Investor B shares of that Fund and (b) a service fee in an amount not to exceed on an annual basis 0.25% of the average daily net assets of the Investor B shares of that Fund. These fees may be used by the distributor to pay banks, including the IMC, broker dealers and other institutions, or to reimburse the distributor or its affiliates for administration, distribution, and shareholder service assistance in connection with the distribution of Fund shares.

Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios. Information regarding fees for the Funds is as follows for the period ended May 31, 2000:

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                           INTERNATIONAL       SMALL           EQUITY         BALANCED
                                             DISCOVERY    CAPITALIZATION       INCOME        ALLOCATION       BOND
                                               FUND            FUND             FUND            FUND          FUND
                                           -------------  --------------       ------        ----------      ------
INVESTMENT ADVISORY FEES:
Annual Fee
   (Percentage of average
   net assets) ..........................      1.15%(a)        1.00%            0.75%           0.75%         0.55%
ADMINISTRATION FEES:
Annual Fee
   (Percentage of average
   net assets) ..........................      0.115%          0.115%           0.115%          0.115%        0.115%
12B-1 FEES INVESTOR A:
Annual Fee
   (Percentage of average
   net assets) ..........................      0.25%           0.25%            0.25%           0.25%         0.25%
12B-1 FEES INVESTOR B:
Annual Fee
   (Percentage of average
   net assets) ..........................      0.75%           0.75%            0.75%           0.75%         0.75%
SHAREHOLDER SERVICE FEES INVESTOR B:
Annual Fee
   (Percentage of average
   net assets) ..........................      0.25%           0.25%            0.25%           0.25%         0.25%


                                           INTERMEDIATE                       NATIONAL                                      U.S.
                                            GOVERNMENT        LIMITED        TAX-EXEMPT         PRIME                    GOVERNMENT
                                            OBLIGATIONS      MATURITY           BOND         OBLIGATIONS    TAX-FREE     OBLIGATIONS
                                               FUND          BOND FUND          FUND            FUND          FUND          FUND
                                           ------------      ---------       ----------      -----------    --------     -----------
INVESTMENT ADVISORY FEES:
Annual Fee
   (Percentage of average
   net assets)                                 0.55%           0.45%            0.55%          0.35%          0.35%         0.35%
ADMINISTRATION FEES:
Annual Fee
   (Percentage of average
   net assets)                                 0.115%          0.115%           0.115%         0.115%         0.115%        0.115%
12B-1 FEES INVESTOR A:
Annual Fee
   (Percentage of average
   net assets)                                 0.25%           0.25%            0.25%          0.25%*         0.25%*        0.25%*
12B-1 FEES INVESTOR B:
Annual Fee
   (Percentage of average
   net assets)                                 0.75%           0.75%            0.75%          0.75%            --            --
SHAREHOLDER SERVICE FEES INVESTOR B:
Annual Fee
   (Percentage of average
   net assets)                                 0.25%           0.25%            0.25%          0.25%            --            --

* Before voluntary fee reductions.
(a) Investment advisory fees for the International Discovery Fund are calculated as 1.25% of the first $50 million, 1.20% of the next $50 million, 1.15% of the next $300 million, and 1.05% over $400 million.

                          NOTES TO FINANCIAL STATEMENTS
================================================================================

6. CONCENTRATION OF CREDIT RISK

   The National Tax Exempt Bond Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the National Tax Exempt Bond.

   At May 31, 2000, the percentage of portfolio investments by each revenue source were as follows:

Revenue Bonds:

     Education ................................  6%
     Industrial Development ...................  1
     PollutionControl .........................  1
     Public Facilities ........................  5
     Transportation ........................... 11
     Utilities ................................ 28
     Other ....................................  7
     General Obligations ...................... 41
                                               ---
                                               100%

The rating of long-term debt as a percentage of total value of investments at May 31, 2000, is as follows:

     STANDARD & POOR'S/
     MOODY'S RATINGS
     -----------------------
     AAA/Aaa ................................. 63%
     AA/Aa ................................... 30
     A/A .....................................  6
     NR ......................................  1
                                              ---
                                              100%

   Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their lowest rating.

7. LINE OF CREDIT

   Certain funds may borrow, if permitted by prospectus, an amount up to its prospectus defined limitations, from a $350 million joint line of credit. In aggregate the Parkstone Group of Funds can borrow up to $58.0 million of the total line of credit. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 2.000%. No amounts were outstanding as of May 31, 2000.

8. SUBSEQUENT EVENT -- PARKSTONE MERGER (UNAUDITED)

   The Board of Trustees and shareholders of the Parkstone Group of Funds approved a reorganization of certain Parkstone Group of Funds ("Reorganizing Funds") into similarly managed Armada Funds. The Reorganization also provided for five Parkstone Funds ("Continuing Funds") to be merged into newly-established Armada investment portfolios. The tax-free reorganization took place at the close of business on June 9, 2000. Similarly, the reorganization of the Continuing Funds took place on June 10, 2000, except for the reorganization of the Parkstone Treasury Fund and the Armada Treasury Plus Money Market Fund, which occurred on June 16, 2000.

PARKSTONE REORGANIZING FUNDS                    EXISTING ARMADA FUND
--------------------------------------------------------------------------------
Prime Obligations                               Money Market 1
U.S. Government Obligations                     Government Money Market 1
Tax-Free                                        Tax Exempt Money Market 1
Bond 1                                          Bond
Limited Maturity Bond                           Limited Maturity Bond 1 (formerly Enhanced Income)
Intermediate Government Obligations             Intermediate Bond 1
Equity Income                                   Equity Income 1
Small Capitalization                            Small Cap Growth 1
International Discovery                         International Equity 1
Balanced Allocation                             Balanced Allocation 1
National Tax Exempt Bond                        National Tax Exempt Bond 1

                          NOTES TO FINANCIAL STATEMENTS
================================================================================

PARKSTONE CONTINUING FUND                      NEW ARMADA FUNDS
--------------------------------------------------------------------------------
Large Capitalization 1                         Large Cap Ultra
Mid Capitalization 1                           Mid Cap Growth
U.S. Government Income 1                       U.S. Government Income
Michigan Municipal Bond 1                      Michigan Municipal Bond
Treasury 1                                     Treasury Plus Money Market

--------------------------------------------------------------------------------
1 DENOTES THE SURVIVING OR CONTINUING PORTFOLIO FOR PURPOSES OF MAINTAINING THE
  FINANCIAL STATEMENTS AND PERFORMNACE HISTORY IN THE POST-REORGANIZATION FUNDS.

   Under the Agreement and Plan of Reorganization the Parkstone I shares were exchanged for Armada I shares, Parkstone A shares were exchanged for Armada A shares and Parkstone B shares were exchanged for Armada B shares.

   In subsequent financial reporting, the financial information for the Armada Bond Fund prior to June 9, 2000 will be that of the Parkstone Bond Fund. The Armada Bond Fund was the surviving net asset value. This means conversion factors were applied to the Parkstone Bond Fund's financial performance history, for the respective share classes.

--------------------------------------------------------------------------------
   The net assets before and after the reorganization and shares issued and redeemed by the corresponding Armada Funds were as follows:

                                                                                              EXISTING                 PARKSTONE
EXISTING                           COMBINED NET ASSETS       PRIOR NET ASSETS            ARMADA FUND'S       REORGANIZING FUND'S
ARMADA FUNDS                        AS OF JUNE 9, 2000     AS OF JUNE 9, 2000            SHARES ISSUED           SHARES REDEEMED
--------------------------------------------------------------------------------------------------------------------------------

Money Market                            $5,008,943,683         $4,394,894,078              614,038,196               614,038,196
Government Money Market                  1,602,629,626          1,498,506,371              104,089,889               104,089,889
Tax Exempt Money Market                    628,784,360            535,418,763               93,358,177                93,358,177
Limited Maturity Bond                      202,393,175             92,554,395               11,273,126                11,937,935
Intermediate Bond                          382,256,189            301,710,283                8,086,393                 8,470,934
Bond                                       934,865,789            626,266,871               32,620,288                33,298,251
Equity Income                              734,773,889            501,897,326               15,013,663                24,002,514
Small Cap Growth                           452,639,251            184,684,416               17,041,876                11,204,423
International Equity                       754,601,736            445,440,153               20,943,493                19,911,559
Balanced Allocation                        224,665,290             76,237,123               13,933,236                11,739,478
National Tax Exempt Bond                   166,379,126            101,292,106                6,782,394                 6,518,841


                                                                                                   NEW                 PARKSTONE
NEW                                 COMBINED NET ASSETS       PRIOR NET ASSETS           ARMADA FUND'S         CONTINUING FUND'S
ARMADA FUNDS                        AS OF JUNE 10, 2000    AS OF JUNE 10, 2000           SHARES ISSUED           SHARES REDEEMED
--------------------------------------------------------------------------------------------------------------------------------

Large Cap Ultra                         $  324,621,718                    N/A               15,601,834                15,601,834
Mid Cap Growth                             368,457,916                    N/A               21,700,476                21,700,476
U.S. Government Income                     163,774,447                    N/A               18,554,018                18,554,018
Michigan Municipal Bond                    174,186,214                    N/A               16,624,617                16,624,617
Treasury Plus Money Market*                233,032,281                    N/A              233,026,341               233,026,341
--------------------------------------------------------------------------------------------------------------------------------

* ASSETS MOVED INTO THE TREASURY PLUS MONEY MARKET FUND ON JUNE 16, 2000

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   Included in the net assets from the Parkstone Funds were the following components:

                                                       UNDISTRIBUTED         ACCUMULATED        NET UNREALIZED
                                        PAID IN       NET INVESTMENT            REALIZED         APPRECIATION/
PARKSTONE FUND                          CAPITAL         INCOME (LOSS)        GAIN (LOSS)          DEPRECIATION         NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------

REORGANIZING FUNDS
Prime Obligations                  $614,043,384                $  --          $    6,221                 $  --       $614,049,605
U.S. Government
   Obligations                      104,125,202                   --              (1,947)                   --        104,123,255
Tax-Free                             93,362,642                   --               2,955                    --         93,365,597
Limited Maturity Bond               123,442,582                1,305         (10,400,608)           (3,204,499)       109,838,780
Intermediate Government
   Obligations                       96,419,523                   --         (13,925,554)           (1,948,063)        80,545,906
Bond                                336,598,871               56,588         (20,684,216)           (7,372,325)       308,598,918
Equity Income                       198,245,704               45,148          11,715,646            22,870,065        232,876,563
Small Capitalization                152,247,648           (2,448,519)         27,779,138            90,376,568        267,954,835
International Discovery             200,905,437           (4,121,937)         32,761,819            79,616,264        309,161,583
Balanced Allocation                 118,022,915                 (151)          6,708,109            23,697,294        148,428,167
National Tax Exempt Bond             66,180,190                   --          (1,307,610)              214,440         65,087,020
CONTINUING FUNDS
Large Capitalization                 68,963,390           (1,784,939)        127,491,685           129,951,582        324,621,718
Mid Capitalization                  114,098,702           (3,200,309)        138,423,500           119,136,023        368,457,916
U.S. Government Income              178,091,984               33,878          (9,826,242)           (4,525,173)       163,774,447
Michigan Municipal Bond             172,259,138                2,703            (762,940)            2,687,313        174,186,214
Treasury                            233,025,351                1,003               5,927                    --        233,032,281
---------------------------------------------------------------------------------------------------------------------------------

                         REPORT OF INDEPENDENT AUDITORS
================================================================================

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE PARKSTONE GROUP OF FUNDS

   We have audited the accompanying statements of net assets of International Discovery Fund, Small Capitalization Fund, Equity Income Fund, Balanced Allocation Fund, Bond Fund, Intermediate Government Obligations Fund, Limited Maturity Bond Fund, National Tax-Exempt Fund (formerly Municipal Bond Fund), Prime Obligations Fund, Tax-Free Fund, and U.S. Government Income Fund (the "Funds") as of May 31, 2000, and the related statements of operations, statements of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.The statements of changes in net assets for the year ended May 31, 1999 and the financial highlights for the periods presented from June 30, 1995 through May 31, 1999 were audited by other auditors whose report dated July 22, 1999 expressed an unqualified opinion on those financial statements and financial highlights.

   We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2000, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at May 31, 2000, and the results of their operations, changes in their net assets, and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                    /s/ ERNST & YOUNG

Philadelphia, Pennsylvania
July 7, 2000

                       RESULTS OF PROXY VOTING (UNAUDITED)
================================================================================

May 10, 2000 Shareholder Meeting:

     A special meeting of the shareholders of the International Discovery, Small Capitalization, Equity Income, Balanced Allocation, Bond, Intermediate Government Obligations, Limited Maturity Bond, National Tax Exempt Bond, Prime Obligations, Tax-Free and U.S. Government Obligations Funds was held on May 10, 2000. Shareholders approved the following proposal.

PROPOSAL:

     To approve an Agreement and Plan of Reorganization, attached to the Combined Prospectus/Proxy Statement for the meeting, which provides for: (a) transfer of substantially all of the assets and liabilities of each of the Parkstone Group of Funds into the corresponding fund of the Armada Funds in exchange for A shares, B shares or I shares, as applicable of such Armada Fund of equal value; (b) the distribution of the shares of designated classes of the corresponding Armada Funds to the shareholders of the Parkstone Group of Funds; and (c) the dissolution under state law and the deregistration under the Investment Company Act of 1940, as amended, of the Parkstone Group of Funds.

                             % OF OUTSTANDING        % OF DOLLARS
FUND                            DOLLARS VOTED            VOTED
----                         ----------------        ------------
INTERNATIONAL DISCOVERY
    Affirmative ...........        89.585%              99.514%
    Against ...............         0.289%               0.322%
    Abstain ...............         0.148%               0.164%
                                   ------              -------
       Total ..............        90.022%             100.000%
                                   ======              =======

SMALL CAPITALIZATION
    Affirmative ...........        79.734%              99.052%
    Against ...............         0.286%               0.356%
    Abstain ...............         0.477%               0.592%
                                   ------              -------
          Total ...........        80.497%             100.000%
                                   ======              =======

EQUITY INCOME
    Affirmative ...........        70.080%              97.269%
    Against ...............         0.740%               1.027%
    Abstain ...............         1.228%               1.704%
                                   ------              -------
          Total ...........        72.048%             100.000%
                                   ======              =======

BALANCED ALLOCATION
    Affirmative ...........        90.143%              99.489%
    Against ...............         0.191%               0.211%
    Abstain ...............         0.272%               0.300%
                                   ------              -------
          Total ...........        90.606%             100.000%
                                   ======              =======

BOND
    Affirmative ...........        94.020%              99.810%
    Against ...............         0.089%               0.094%
    Abstain ...............         0.091%               0.096%
                                   ------              -------
          Total ...........        94.200%             100.000%
                                   ======              =======

                       RESULTS OF PROXY VOTING (UNAUDITED)
================================================================================

INTERMEDIATE GOVERNMENT OBLIGATIONS
    Affirmative ...........        91.352%              99.059%
    Against ...............         0.566%               0.614%
    Abstain ...............         0.301%               0.327%
                                   ------              -------
       Total ..............        92.219%             100.000%
                                   ======              =======

LIMITED MATURITY BOND
    Affirmative ...........        90.360%              99.719%
    Against ...............         0.076%               0.084%
    Abstain ...............         0.179%               0.197%
                                   ------              -------
          Total ...........        90.615%             100.000%
                                   ======              =======
NATIONAL TAX EXEMPT BOND
    Affirmative ...........        96.342%              99.857%
    Against ...............         0.019%               0.020%
    Abstain ...............         0.119%               0.123%
                                   ------              -------
          Total ...........        96.480%             100.000%
                                   ======              =======

PRIME OBLIGATIONS
    Affirmative ...........        74.605%              99.750%
    Against ...............         0.119%               0.159%
    Abstain ...............         0.068%               0.091%
                                   ------              -------
          Total ...........        74.792%             100.000%
                                   ======              =======

TAX-FREE
    Affirmative ...........        85.847%              99.533%
    Against ...............         0.033%               0.037%
    Abstain ...............         0.371%               0.430%
                                   ------              -------
          Total ...........        86.251%             100.000%
                                   ======              =======

U.S. GOVERNMENT OBLIGATIONS
    Affirmative ...........        81.463%              99.986%
    Against ...............         0.011%               0.014%
    Abstain ...............         0.001%               0.000%
                                   ------              -------
          Total ...........        81.475%             100.000%
                                   ======              =======

                                 PARKSTONE NOTES

                                 PARKSTONE NOTES

                                 PARKSTONE NOTES

BOARD OF TRUSTEES


ROBERT D. NEARY
CHAIRMAN
Retired Co-Chairman, Ernst & Young
Director:
Cold Metal Products, Inc.
Strategic Distribution, Inc.


HERBERT R. MARTENS, JR.
PRESIDENT
 Executive Vice President,
     National City Corporation
 Chairman, President and Chief Executive
     Officer, NatCity Investments,Inc.


LEIGH CARTER
 Retired President and Chief Operating
      Officer, B.F. Goodrich Company
 Director:
 Kirtland Capital Corporation
 Morrison Products
 TruSeal Technologies


JOHN F. DURKOTT
 President and Chief Operating Officer,
     Kittle's Home Furnishings Center, Inc.







ROBERT J. FARLING
 Retired Chairman, President and Chief
     Executive Officer, Centerior Energy


RICHARD W. FURST
Garvice D. Kincaid Professor of Finance
     and Dean, Gatton College of Business
     and Economics, University of Kentucky
 Director:
 Foam Design, Inc.
 The Seed Corporation
Office Suites Plus, Inc.
ihigh.com, Inc.

GERALD L. GHERLEIN
 Retired Executive Vice President and
     General Counsel, Eaton Corporation


J. WILLIAM PULLEN
 President and Chief Executive Officer,
     Whayne Supply Company

     The Parkstone Trustees also serve as the Trustees of the Armada Funds and the Armada Advantage Fund. They served as Trustees of the Parkstone Group of Funds until the completion of its reorganization into Armada Funds on June 16, 2000.

ARM-F-013-01000